(ICON)

Prudential
Diversified Conservative Growth Fund

Semi Annual Report
January 31, 2000

(LOGO)

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A Message From the Fund's President                              March 16, 2000
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(PHOTO)

Dear Shareholder,
The six months ended January 31, 2000, were generally very difficult for any investment securities except technology and biotechnology stocks. Prudential Diversified Conservative Growth Fund's Class A shares returned 5.47% over the period, three percentage points above the 2.09% Lipper Balanced Fund Average. Including sales charges, the Fund's Class A shares returned 0.20%. This performance primarily reflected the focus on technology in its growth stock holdings. In a period in which S&P 500 technology stocks had almost 10 times the average return of the next highest performing sector, the amount of technology stock in a portfolio was a dominant factor. The bond holdings, which together make up about 60% of the Fund's holdings, outperformed their respective benchmarks, but the return on bonds over this period was generally low, as fear of rising interest rates hurt fixed-income securities. Similarly, value stocks declined in value over this reporting period, as did the average stock in most economic sectors of the S&P 500.

With the high returns on stocks in recent years, it is important to remember the stabilizing role bonds played in August 1997. Although bonds did fall in value then, they were far less volatile than stocks. Diversification can dilute the impact that the occasional extreme market movement can have on your portfolio. The diversification of Prudential Diversified Conservative Growth Fund allowed you to benefit from the strong, but narrow, technology gains without being wholly exposed to this volatile sector.

Our reporting period included the falling markets in January 2000 as well as the exuberant technology stock surge at the end of 1999. In an uncertain environment, diversification is particularly important. Prudential Diversified Funds' one-purchase selection makes it easy.

Yours sincerely,

John R. Strangfeld
President
Prudential Diversified Funds

Investment Advisers' Report
-------------------------------------------------------------------------------
Investment Advisers
Prudential Investments Fund Management LLC
- John Van Belle, Ph.D.
- Stacie Mintz

Sub-Advisers
(PRUDENTIAL INVESTMENTS LOGO)

(LAZARD LOGO)

(FRANKLIN TEMPLETON LOGO)

(JENNISON ASSOCIATES LOGO)

(DREYFUS LOGO)

(PIMCO LOGO)


Investment Goals and Style
The Fund seeks to provide current income and a reasonable level of capital appreciation. It invests in a diversified portfolio of bonds and stocks. There can be no assurance that the Fund will achieve its investment objective.

The investment context
For five of the six months that made up our reporting period, the economy was beset by uncertainties about how information systems would behave during the changeover to the year 2000. Many businesses and homeowners stocked up on vital supplies, while the U.S. Federal Reserve allowed the money supply to rise. However, this drove the U.S. economy to a pace widely believed to be unsustainable. The Federal Reserve raised short-term interest rates shortly before our reporting period (June 30), twice during the period (August 24 and November 16), and again right afterward (February 2). This hurt the prices of most existing fixed-income securities.

The S&P 500 (large-cap stocks) returned 5.6% over this period. However, almost all of this gain was by technology stocks. Stocks of basic materials companies, consumer staples, financials, energy firms, utilities, and even communications services declined, while S&P 500 technology stocks rose about 30%.

The extreme narrowness of this stock market was disconcerting to investment professionals, as it was clearly disproportionate to differences in earnings potential. Moreover, volatility in the market--the ups and downs of individual stock prices--has been increasing for some time and is unusually high. This increases the uncertainty about whether most investors will continue with their current enthusiasm for technology or search out the less expensive stocks on the market. Prudential Diversified Conservative Growth Fund, with its allocation to both growth and value stock investment styles and to bonds, is wholly exposed to neither alternative.

Our performance
Core bonds. The overall bond market, as measured by the Lehman Aggregate Bond Index, had a small positive 0.66% return over the six months ended January 31, despite the actions of the Federal Reserve to increase interest rates. Prudential Diversified Conservative Growth Fund's core bond holdings outperformed the Index slightly, primarily because they had a shorter average duration than the benchmark, which made them less exposed to these rising rates. The return on the core bond holdings also was enhanced by mortgage-related bonds, which benefit during periods of rising interest rates from the slower pace of prepayments due to refinancing. The Fund's high-quality emerging market bonds also contributed to its performance, as better economic prospects reduced the amount of extra yield emerging market borrowers had to pay to attract investors. The price of existing bonds in this sector benefited from the falling yield on new bonds. However, the Fund's holdings were relatively light in investment-grade corporate bonds, and so it failed to benefit from the similar narrowing of the pricing differential for corporate bonds over Treasuries.

High-yield bonds. About 20% of the Fund's assets are allocated to high-yield holdings, or "junk bonds." These outperformed their benchmark more substantially than the core holdings, producing a solidly positive return while the benchmark fell. Among these lower-rated bonds, those with a "B" credit rating performed best over this reporting period, and these were overweighted in the Fund's holdings. Both the higher-rated BB bonds and the lower-rated CCCs had poorer returns, and both were underrepresented in the Fund's holdings.

Large-cap stocks. More than a third of the Fund's large-cap growth portfolio was invested in technology stocks on January 31, including the seven largest contributors to the period's large-cap growth return. These included

Cumulative Total Returns1                   As of 1/31/00

                                     Six         One             Since
                                    Months       Year          Inception2
Class A                             5.47%        5.49%           11.11%
Class B                             5.08         4.60            10.09
Class C                             5.08         4.60            10.09
Class Z                             5.62         5.75            11.52
Lipper Balanced Fund Avg.3          2.09         4.08             9.54

Average Annual Total Returns1                                  As of 1/31/00

                                                 One             Since
                                                 Year          Inception2
Class A                                          0.21%           4.60%
Class B                                         -0.40            5.04
Class C                                          2.56            6.60
Class Z                                          5.75            9.49

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/18/98.

3 Lipper average returns are for all funds in each share class for the six-month, one-year, and since inception periods in the Balanced Fund category. The Lipper average is unmanaged. Funds in this category generally seek to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60/40%.

                                       1


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Investment Advisers' Report Cont'd.
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Cisco Systems, Nokia, and JDS Uniphase. The large-cap growth investments are focused on stocks the managers believe have substantial potential for earnings growth over a longer time horizon than many growth investors use, so sometimes they can benefit when a well-managed company has a short-term disappointment. The growth holdings also had above-benchmark returns from their focuses on the consumer staples (such as Home Depot), healthcare, and intermediate goods and services (business-to-business commerce) sectors. The strength of these holdings more than offset the weakness of the Fund's large-cap value stocks. Although the value portion of the portfolio benefited from some technology stocks purchased at bargain prices--including Seagate Technology, National Semiconductor, and Hitachi (and took its profits on National Semiconductor and Hitachi)--the gains of these holdings were outweighed by the poor performance of its focuses on hospital management, tobacco, forest products, and insurance. The value portion of the portfolio lost ground.

Small-cap stocks. Among small-cap stocks, the very strong gains of our growth holdings were more than double the 29.7% gain of the Russell 2000 Growth Index. Our growth holdings had a substantial focus on technology. This sector benefited as technology investors looked for better value among small-cap stocks, given that large-cap technology stocks had become very expensive. Small-cap technology stocks rose sharply over our reporting period. The interest in smaller companies did not extend to value stocks, however. The Russell 2000 Value Index fell by 6.6% over our reporting period. Our small-cap value holdings fared particularly poorly because they had a focus on financial stocks whose earnings prospects are hurt by rising interest rates.

Glossary of Terms
Asset classes are classifications of investments. The most basic classification of securities is among stocks, bonds, and money market investments.

Stocks are shares of ownership in a firm. Owners share in the profits, after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to a rule that is specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices vary with current interest rates for new bonds and with changes in the debtor's prospects of repaying the loan.

Money market instruments are short-term loans that mature in 13 months or less. Bonds and money market instruments are called fixed-income securities.

High yield bonds are also known as "junk bonds." They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.

Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged index of 500 stocks of large U.S. companies.

The Russell 2000 Growth Index comprises securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price/earnings ratios.

The Russell 2000 Value Index comprises securities in the Russell 2000 Index with a less-than-average growth orientation. Companies in this Index generally have low price-to-book and price/earnings ratios.

                                   2


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What Is Diversification?
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Diversification--spreading your investments over many different securities--is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Moreover, when we rebalance our portfolio to restore the original weighting of different asset classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.

How diversification works
Mutual funds not only provide professional money management; they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one security on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles--between stocks and bonds, value and growth stocks, and investment-grade and high-yield bonds--it is less likely that all the securities you own will move in the same direction at one time. Prudential Diversified Funds provide more of this buffering than a fund investing in only one asset class. We believe this will result in more consistent returns over time.

Prudential Conservative Growth Fund Diversification Target
                           (GRAPH)

Rebalancing--Diversified Conservative Growth Fund has a target allocation for each asset class. As some perform better than others, the portfolio will drift from this original target: asset classes with the best performance will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell certain securities in appreciated asset classes to maintain the balance. This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time.

Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in Prudential Diversified Conservative Growth Fund. Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult. Prudential Diversified Funds do it all for you.

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--96.8%
COMMON STOCKS--40.0%
------------------------------------------------------------
Advertising--0.3%
   2,600     Omnicom Group, Inc.                     $  243,588
     525     True North Communications, Inc.             21,820
                                                     ----------
                                                        265,408
------------------------------------------------------------
Aerospace/Defense--0.5%
   2,200     Boeing Co.                                  97,488
   2,000     Gencorp, Inc.                               16,250
   1,400     General Motors Corp., Class H              112,612
   6,300     Loral Space & Communications, Inc.(a)      123,637
                                                     ----------
                                                        349,987
------------------------------------------------------------
Airlines
     800     Alaska Air Group, Inc.(a)                   25,500
------------------------------------------------------------
Aluminum--0.4%
   4,300     Alcoa, Inc.                                299,656
     862     Reliance Steel & Aluminum Co.               17,887
                                                     ----------
                                                        317,543
------------------------------------------------------------
Apparel--0.1%
     625     American Eagle Outfitters, Inc.(a)          22,695
   1,300     Kellwood Co.                                22,913
                                                     ----------
                                                         45,608
------------------------------------------------------------
Audio/Visual--0.2%
     800     Gemstar International Group Ltd.(a)         53,100
     325     Harman International Industries, Inc.       18,972
   1,000     Polycom, Inc.                               60,375
                                                     ----------
                                                        132,447
------------------------------------------------------------
Auto & Truck--0.1%
     925     Arvin Industries, Inc.                      21,448
     875     Borg-Warner Automotive, Inc.            $   29,422
     768     Delphi Automotive Systems Corp.             13,296
                                                     ----------
                                                         64,166
------------------------------------------------------------
Auto/Equipment Rental
   1,000     Rent-Way, Inc.                              18,000
------------------------------------------------------------
Banking--1.2%
   1,325     Bancorpsouth, Inc.                          20,372
   4,200     Bank America Corp.                         203,437
   5,500     Bank of New York Co., Inc.                 223,437
     200     Bank United Corp.                            5,188
     875     BankNorth Group, Inc.                       23,078
     650     BSB Bancorp, Inc.                           12,472
   2,200     Chase Manhattan Corp.                      176,962
     525     City National Corp.                         18,309
     550     Corus Bankshares, Inc.                      13,647
   2,325     Cullen/Frost Bankers, Inc.                  57,834
   1,367     CVB Financial Corp.                         32,125
      75     First Citizens Bancshares, Inc.              4,566
   2,300     Golden State Bancorp, Inc.(a)               32,488
     775     Harbor Florida Bancshares, Inc.              8,719
   1,325     MAF Bancorp, Inc.                           25,092
   1,225     North Fork Bancorporation, Inc.             20,825
   1,725     Peoples Heritage Financial Group,
                Inc.                                     25,336
     550     Queens County Savings Bank, Inc.            12,547
     712     Washington Federal, Inc.                    11,926
     625     Westamerica Bancorporation                  15,781
     450     Whitney Holding Corp.                       14,737
                                                     ----------
                                                        958,878
------------------------------------------------------------
Building & Construction--0.5%
   1,800     American Standard Co.(a)                    67,500
     750     Building One Services Corp.                  7,453

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Building & Construction (cont'd.)
   2,500     Centex Corp.                            $   55,000
   3,225     D.R. Horton, Inc.                           37,289
   1,125     M.D.C. Holdings, Inc.                       15,891
   2,975     Pulte Corp.                                 51,876
     475     Southdown, Inc.                             23,780
     450     Texas Industries, Inc.                      16,453
   1,425     Thomas Industries, Inc.(a)                  26,541
     900     Toll Brothers, Inc.                         15,300
     775     U.S. Home Corp.(a)                          18,551
   1,500     Webb Delaware Corp.                         27,375
                                                     ----------
                                                        363,009
------------------------------------------------------------
Cable
     850     Belden, Inc.                                18,328
------------------------------------------------------------
Casinos
     225     Anchor Gaming                               10,041
------------------------------------------------------------
Chemicals--0.3%
     800     Cytec Industries, Inc.(a)                   20,200
   1,800     Eastman Chemical Co.                        71,775
     250     H.B. Fuller Co.                             16,250
   2,000     Omnova Solutions, Inc.                      15,000
     875     Spartech Corp.                              22,422
     475     The Geon Co.                                13,805
     800     The Lubrizol Corp.                          23,700
   1,450     W.R. Grace & Co.(a)                         17,128
                                                     ----------
                                                        200,280
------------------------------------------------------------
Commercial Services--0.1%
   1,400     Luminant Worldwide Corp.(a)                 43,925
   2,700     Pacific Gateway Exchange, Inc.(a)           52,988
                                                     ----------
                                                         96,913
------------------------------------------------------------
Computers--3.0%
     900     Brooktrout, Inc.                            24,131
   3,875     Catapult Communications Corp.(a)            44,078
   1,100     Citrix Systems, Inc.(a)                    150,975
   7,300     Compaq Computer Corp.                   $  199,838
     700     Comverse Technology, Inc.(a)               100,363
   4,300     Dell Computer Corp.(a)                     165,281
   2,600     EMC Corp.(a)                               276,900
   1,900     Equant N V(a)                              196,531
   4,900     Hewlett-Packard Co.                        530,425
   1,500     International Business Machine Corp.       168,281
   1,275     Micro Warehouse, Inc.(a)                    24,225
   4,900     Seagate Technology, Inc.(a)                196,306
   3,200     Sun Microsystems, Inc.(a)                  251,400
                                                     ----------
                                                      2,328,734
------------------------------------------------------------
Computer Services--1.3%
   2,500     Affiliated Computer Services, Inc.(a)       99,375
     100     AnswerThink Consulting Group(a)              3,256
     725     Ciber, Inc.(a)                              16,358
   5,400     Cisco Systems, Inc.(a)                     591,300
   3,800     NetSolve, Inc.(a)                          138,938
     487     RadiSys Corp.(a)                            19,845
     925     Wallace Computer Services, Inc.             10,117
   3,600     Whittman Hart, Inc.(a)                     127,800
                                                     ----------
                                                      1,006,989
------------------------------------------------------------
Consumer Products--0.3%
      37     Fossil, Inc.(a)                             16,269
   3,800     Tandy Corp.                                185,725
     750     Tupperware Corp.                            12,235
                                                     ----------
                                                        214,229
------------------------------------------------------------
Consumer Services
     900     1-800-Flowers.Com, Inc.(a)                   8,775
   6,600     Service Corp. International                 30,113
                                                     ----------
                                                         38,888
------------------------------------------------------------
Diversified Manufacturing--0.7%
     375     Aptargroup, Inc.                             8,250
     500     Carpenter Technology Corp.                  12,000
     800     Corning, Inc.                              123,400

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See Notes to Financial Statements.     5

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Diversified Manufacturing (cont'd.)
     800     Cuno, Inc.                              $   18,700
   2,800     General Electric Co.                       373,450
                                                     ----------
                                                        535,800
------------------------------------------------------------
Electrical Services--0.1%
     650     NorthWestern Corp.                          14,381
     975     NSTAR                                       40,889
     300     PerkinElmer, Inc.                           15,019
     275     RGS Energy Group, Inc.                       5,552
                                                     ----------
                                                         75,841
------------------------------------------------------------
Electronic Components--2.2%
     700     Alpha Industries, Inc.(a)                   58,625
     200     Applied Micro Circuits Corp.                29,550
   4,500     Arrow Electronics, Inc.(a)                  94,500
     600     ATMI, Inc.(a)                               20,850
   1,700     Avnet, Inc.                                 91,269
     500     Broadcom Corp.(a)                          144,656
     175     Credence Systems Corp.                      14,853
     425     CTS Corp.                                   29,830
     450     Electroglas, Inc.(a)                        13,247
   1,200     Flextronics International, Ltd.(a)          59,625
   3,100     Gentex Corp.(a)                             93,000
     375     Hadco Corp.(a)                              14,906
     600     Kemet Corp.(a)                              28,538
     400     L3 Communications Holdings Corp.(a)         16,100
   2,100     Novellus Systems, Inc.(a)                  103,162
     800     Optical Coating Lab, Inc.                  303,900
     750     Pioneer-Standard Electronics, Inc.          10,230
     900     PMC-Sierra, Inc.(a)                        162,450
     575     Rogers Corp.                                21,850
     575     Semtech Corp.(a)                            34,500
   3,200     Texas Instruments, Inc.                    345,200
     300     Veeco Instruments, Inc.(a)                  16,463
                                                     ----------
                                                      1,707,304
Entertainment
     450     Gaylord Entertainment Co.               $   12,544
     500     SFX Entertainment, Inc.(a)                  16,281
                                                     ----------
                                                         28,825
------------------------------------------------------------
Fertilizers--0.1%
     800     Potash Corp. of Saskatchewan, Inc.          41,850
------------------------------------------------------------
Financial Services--1.9%
     400     Allied Capital Corp.                         7,400
     900     American Express Co.                       148,331
     450     Arthur J. Gallagher & Co.                   24,188
     500     Chittenden Corp.                            14,156
   8,600     Citigroup, Inc.                            493,962
     225     Dain Rauscher Corp.                         11,334
   1,425     Doral Financial Corp.                       14,784
   1,300     Downey Financial Corp.                      25,025
     875     Eaton Vance Corp.                           35,820
   1,700     Federated Investors, Inc.                   33,575
   1,475     Financial Security Assurance
                Holdings, Ltd.                           81,402
     300     Knight/Trimark Group, Inc.(a)                9,488
   1,600     LaBranche & Co., Inc.                       22,000
     200     Mortgage.com, Inc.(a)                        1,088
     600     Merrill Lynch & Co., Inc.                   52,050
     900     Metris Companies, Inc.                      32,963
     400     Morgan (J.P.) & Co., Inc.                   49,125
   4,400     Morgan Stanley Dean Witter & Co.           291,500
   1,500     Silicon Valley Bancshares                   83,625
   1,000     Webster Financial Corp.                     23,250
                                                     ----------
                                                      1,455,066
------------------------------------------------------------
Food & Beverage--0.4%
     250     Adolph Coors Co.                            12,125
     575     Corn Products International, Inc.           13,225
     600     J & J Snack Foods Corp.(a)                  11,475
   1,500     Mettler-Toledo International, Inc.(a)       47,812

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Food & Beverage (cont'd.)
   8,200     Nabisco Group Holding Corp.(a)          $   70,725
     675     Performance Food Group Co.(a)               15,567
   1,225     Riviana Foods, Inc.                         20,059
   4,900     Sara Lee Corp.                              90,344
     700     Universal Foods Corp.                       12,863
                                                     ----------
                                                        294,195
------------------------------------------------------------
Health Care--2.0%
   1,125     Apria Healthcare Group, Inc.(a)             22,500
  12,800     Columbia/HCA Healthcare Corp.              349,600
     575     Datascope Corp.(a)                          20,772
   9,300     Foundation Health Systems, Inc.(a)          95,325
  10,400     HEALTHSOUTH Corp.(a)                        57,200
     405     Lifepoint Hospitals, Inc.(a)                 5,467
   2,000     Pacificare Health Systems, Inc.(a)          84,625
   1,800     Parexel International Corp.(a)              23,850
     425     Patterson Dental Co.(a)                     18,514
  14,400     Tenet Healthcare Corp.(a)                  327,600
     405     Triad Hospitals, Inc.(a)                     6,936
     575     Trigon Healthcare, Inc.                     17,501
   3,900     United Healthcare Corp.                    206,700
   5,100     Wellpoint Health Networks, Inc.(a)         346,800
                                                     ----------
                                                      1,583,390
------------------------------------------------------------
Home Furnishings--0.1%
   1,400     Ethan Allen Interiors, Inc.                 35,000
   1,000     Furniture Brands International,
                Inc.(a)                                  17,000
                                                     ----------
                                                         52,000
------------------------------------------------------------
Hotels--0.1%
   6,700     Hilton Hotels Corp.                         56,532
   8,500     Meristar Hotels & Resorts, Inc.(a)          28,156
   1,300     Park Place Entertainment Corp.(a)           13,650
                                                     ----------
                                                         98,338
------------------------------------------------------------
Human Resources--0.1%
   2,300     Careerbuilder, Inc.(a)                      14,519
     500     CDI Corp.(a)                                11,656
     825     Interim Services, Inc.(a)               $   20,677
   1,600     RemedyTemp, Inc.(a)                         34,500
                                                     ----------
                                                         81,352
------------------------------------------------------------
Insurance--2.1%
   1,100     American Financial Group, Inc.              23,513
     900     American General Corp.                      55,294
   3,775     American International Group, Inc.         393,072
     600     Annuity & Life Reinsurance Holdings,
                Ltd.                                     14,775
   4,600     Axa Financial, Inc.                        149,787
     275     Blanch (E.W.) Holdings, Inc.                13,303
   4,500     Chubb Corp.                                253,125
     450     Commerce Group, Inc.                        11,644
     690     Fidelity National Financial, Inc.            8,625
     600     First American Financial Corp.               7,125
     675     Foremost Corp. of America                   19,280
   3,100     John Hancock Financial Services,
                Inc.(a)                                  54,056
     564     Medical Assurance, Inc.(a)                  12,334
     775     The MONY Group, Inc.                        20,925
     700     Mutual Risk Management, Ltd.                11,463
   6,100     Old Republic International Corp.            73,962
     525     Partnerre Ltd.                              15,225
   1,450     Presidential Life Corp.                     23,925
     825     Professionals Group, Inc.                   18,563
     575     Protective Life Corp.                       15,992
     400     Quotesmith.com, Inc.(a)                      4,075
     743     Radian Group, Inc.                          29,952
   2,600     Reinsurance Group of America, Inc.          57,525
   6,600     SAFECO Corp.                               161,700
   2,200     St. Paul Companies, Inc.                    66,412
   1,500     Tokio Marine & Fire Insurance Ltd.          78,844
                                                     ----------
                                                      1,594,496
------------------------------------------------------------
Internet--0.3%
     100     Alteon Websystems, Inc.(a)                   9,837
   2,400     America Online, Inc.(a)                    136,650
     200     Bluestone Software, Inc.(a)                 17,625

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Internet (cont'd.)
     100     Chemdex Corp.(a)                        $    9,750
     200     ITXC Corp.                                  21,500
     200     Liberate Technologies, Inc.(a)              15,762
     775     OneMain.com, Inc.(a)                         9,494
     125     Proxicom, Inc.(a)                           12,625
     100     Software.com, Inc.(a)                        6,788
     200     U.S. Interactive, Inc.(a)                   10,400
                                                     ----------
                                                        250,431
------------------------------------------------------------
Machinery--0.5%
     300     Helix Technology Corp.                      14,588
   1,250     IDEX Corp.                                  33,594
     550     Imation Corp.(a)                            16,637
   1,100     JLG Industries, Inc.                         9,213
     625     Kulicke & Soffa Industries, Inc.(a)         32,695
   2,450     Lincoln Electric Holdings, Inc.(a)          47,928
     500     Mannesmann A.G. (ADR) (Germany)            135,751
     600     Milacron, Inc.                               7,238
     400     Tecumseh Products Co.(a)                    18,250
     850     Terex Corp.                                 19,337
     625     The Manitowoc Co., Inc.                     17,070
                                                     ----------
                                                        352,301
------------------------------------------------------------
Manufactering/Distributing
     325     Libbey, Inc.                                 8,369
     625     Trinity Industrial, Inc.                    14,609
                                                     ----------
                                                         22,978
------------------------------------------------------------
Media--1.6%
   5,000     AT&T Corp. Liberty Media                   255,625
   6,900     CBS Corp.(a)                               402,356
   3,800     Clear Channel Communications, Inc.(a)      328,225
     400     Cumulus Media, Inc.(a)                      15,625
     275     Entercom Communications Corp.               14,609
     800     Time Warner, Inc.                           63,950
   1,700     Univision Communications, Inc.(a)          182,113
                                                     ----------
                                                      1,262,503
Medical Technology--0.6%
   3,800     Amgen, Inc.(a)                          $  242,012
   1,025     Cell Genesys Inc.                           15,119
   1,100     Genetech, Inc.(a)                          154,550
     500     Gliatech, Inc.(a)                            7,531
      75     PE Corp.                                    15,108
     325     Resmed, Inc.                                13,955
     350     TLC Laser Eye Ctrs, Inc.                     4,769
                                                     ----------
                                                        453,044
------------------------------------------------------------
Metals--0.1%
     600     Cleveland-Cliffs, Inc.                      16,762
     925     Commercial Metals Co.                       29,427
     550     Kaydon Corp.                                14,884
     400     Precision Castparts Corp.                   10,250
                                                     ----------
                                                         71,323
------------------------------------------------------------
Mining--0.3%
   8,400     Freeport-McMoRan Copper & Gold,
                Inc.(a)                                 134,400
   6,000     Newmont Mining Corp.                       122,250
                                                     ----------
                                                        256,650
------------------------------------------------------------
Networking--0.4%
     600     Ancor Communications, Inc.(a)               22,575
     200     C-COR.net Corp.(a)                           4,275
     900     Juniper Networks, Inc.(a)                  121,781
   2,100     Metromedia Fiber Network, Inc.(a)          142,144
                                                     ----------
                                                        290,775
------------------------------------------------------------
Office Equipment & Supplies--0.2%
   5,500     Harris Corp.                               159,500
     675     Kimball International, Inc.                 10,336
   5,500     Lanier Worldwide, Inc.(a)                   19,250
                                                     ----------
                                                        189,086

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Oil & Gas--1.3%
     400     Amerada Hess Corp.                      $   21,275
   2,400     Atlantic Richfield Co.                     184,800
   1,550     Energen Corp.                               26,737
     925     Equitable Resources, Inc.                   31,913
   2,075     Helmerich & Payne, Inc.                     48,762
   1,280     Kerr-McGee Corp.                            70,880
   2,500     Keyspan Corp.                               58,594
   3,500     Marine Drilling Co., Inc.(a)                67,375
   3,400     Newfield Exploration Co.(a)                 93,500
   2,200     Nuevo Energy Co.                            40,700
   2,700     Occidental Petroleum Corp.                  53,662
   1,000     Oneok, Inc.                                 26,125
     375     SEACOR Holdings, Inc.(a)                    17,297
   1,600     Southwestern Energy Co.                      9,100
   3,344     Total SA, ADR (France)                     208,164
     525     Valero Energy Corp.                         11,911
   1,150     Varco International, Inc.                   11,644
     675     Wicor, Inc.                                 19,955
                                                     ----------
                                                      1,002,394
------------------------------------------------------------
Oil & Gas Exploration/Production--0.1%
     500     Atwood Oceanics, Inc.                       20,406
     850     Berry Petroleum Co.                         12,378
     800     Mitchell Energy & Development Corp.         18,000
     450     Ultramar Diamond Shamrock Corp.              9,844
                                                     ----------
                                                         60,628
------------------------------------------------------------
Paper & Packaging--1.7%
     725     Ball Corp.                                  26,372
     500     Chesapeake Corp.                            13,031
   1,500     Fort James Corp.                            40,125
   5,800     Georgia-Pacific Corp.                      236,350
   2,100     Georgia-Pacific Corp. (Timber Group)        45,544
   4,100     International Paper Co.                    195,262
   4,300     Mead Corp.                                 160,175
   1,000     P.H. Glatfelter Co.                         12,313
   1,500     Rayonier, Inc.                              64,500
   2,500     Temple-Inland, Inc.                     $  139,844
   3,100     Weyerhaeuser Co.                           177,862
   4,700     Willamette Industries, Inc.                192,700
                                                     ----------
                                                      1,304,078
------------------------------------------------------------
Paper & Forest Products--0.1%
   1,000     Pope & Talbot, Inc.                         16,000
     725     Potlatch Corp.                              29,181
                                                     ----------
                                                         45,181
------------------------------------------------------------
Pharmaceuticals--1.7%
     350     Alpharma, Inc.                              11,900
   4,400     American Home Products Corp.               207,075
     850     Bindley Western, Inc.                       14,503
   2,400     Bristol-Myers Squibb Co.                   158,400
     750     Dura Pharmaceuticals, Inc.(a)               11,625
   2,600     Glaxo Wellcome PLC, ADR
                (United Kingdom)                        137,150
   1,800     Inhale Therapeutic Systems, Inc.(a)        105,187
     375     King Pharmaceuticals, Inc.                  22,125
   1,900     Merck & Co., Inc.                          149,744
   1,075     Ocular Sciences, Inc.(a)                    21,769
   4,600     Warner-Lambert Co.                         436,712
     900     Waters Corp.(a)                             66,488
                                                     ----------
                                                      1,342,678
------------------------------------------------------------
Photography--0.5%
   5,900     Eastman Kodak Co.                          365,062
------------------------------------------------------------
Printing
     475     Banta Corp.                                  9,025
------------------------------------------------------------
Real Estate Investment Trust--0.4%
     200     Alexandria Real Estate Equities, Inc.        5,900
     975     Bradley Real Estate, Inc.                   16,575
     800     BRE Properties, Inc.                        17,600
     950     Cabot Industrial Trust Corp.                18,525
   1,475     Catellus Development Corp.(a)               18,438

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Real Estate Investment Trust (cont'd.)
     600     Developers Diversified Reality Corp.    $    7,800
   1,525     Franchise Finance Corp. of America          36,600
     675     Gables Residential Trust                    14,639
     300     General Growth Properties, Inc.              8,550
   2,100     Glenborough Realty Trust, Inc.              28,612
   1,100     Health Care Property Investors, Inc.        28,119
     800     Health Care REIT, Inc.                      12,900
     725     Hospitality Properties Trust                14,183
   2,300     Meristar Hospitality Corp.                  37,519
   1,400     Nationwide Health Properties, Inc.          18,900
   1,500     Reckson Assocs Reality Corp.                29,625
     200     Sl Green Reality Corp.                       4,350
                                                     ----------
                                                        318,835
------------------------------------------------------------
Restaurants--0.6%
   3,500     CKE Restaurants, Inc.                       22,531
  15,400     Darden Restaurants, Inc.                   244,475
     300     Jack in the Box, Inc.(a)                     6,169
   4,400     McDonald's Corp.                           163,625
   4,425     Ryan's Family Steak Houses, Inc.(a)         39,548
                                                     ----------
                                                        476,348
------------------------------------------------------------
Retail--2.6%
     600     BJ's Wholesale Club, Inc.(a)                21,000
     675     Buckle, Inc.(a)                             10,589
   3,500     Consolidated Stores Corp.(a)                49,875
     525     Department 56, Inc.(a)                      10,073
   6,700     Dillards, Inc.                             128,556
   2,500     Estee Lauder Cos., Inc.                    127,813
   5,675     Gap, Inc.                                  253,602
   8,400     Home Depot, Inc.                           475,650
   9,700     Ikon Office Solutions, Inc.                 78,206
  14,400     Kmart Corp.(a)                             120,600
   3,100     Kohl's Corp.(a)                            217,388
     700     Pep Boys - Manny, Moe & Jack, Inc.      $    5,075
   2,225     Ross Stores, Inc.                           28,369
   1,500     Sears, Roebuck & Co.                        46,406
   2,000     Tiffany & Co.                              148,000
   4,500     Toys 'R' Us, Inc.(a)                        46,406
   3,700     Wal-Mart Stores, Inc.                      202,575
     725     Zale Corp.(a)                               25,919
                                                     ----------
                                                      1,996,102
------------------------------------------------------------
Semiconductors--1.1%
   2,000     Applied Materials, Inc.(a)                 274,500
     750     Cypress Semiconductor Corp.(a)              25,125
     975     ESS Technology, Inc.(a)                     15,844
   1,125     Integrated Device Technology, Inc.(a)       32,062
   4,300     Intel Corp.                                425,431
   1,800     KLA Instruments Corp.(a)                   105,525
                                                     ----------
                                                        878,487
------------------------------------------------------------
Software--2.2%
     500     Activision, Inc.(a)                          7,813
     100     Ardent Software, Inc.                        4,300
     625     Aspen Technology Corp., Inc.(a)             22,656
     900     Broadvision, Inc.(a)                       114,581
   1,100     HNC Software, Inc.(a)                       99,206
   1,200     i2 Technologies, Inc.(a)                   231,150
   2,400     Intuit, Inc.(a)                            144,750
     900     Legato Systems, Inc.(a)                     22,669
   5,900     Microsoft Corp.(a)                         577,462
     100     Mission Critical Software, Inc.(a)           5,750
     300     NetIQ Corp.(a)                              16,800
     800     Progress Software Corp.(a)                  17,300
     600     RSA Security, Inc.(a)                       32,625
     100     Sapient Corp.(a)                             8,838
     775     Sybase, Inc.(a)                             18,455
   2,100     VERITAS Software Corp.(a)                  306,337
   1,000     Verity, Inc.(a)                             34,000
                                                     ----------
                                                      1,664,692

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Steel - Producers
     800     AK Steel Holding Corp.                  $    8,100
------------------------------------------------------------
Telecommunications--4.2%
     200     Airgate PCS, Inc.(a)                        12,225
   1,700     Allegiance Telecom, Inc.(a)                179,138
   2,400     ALLTEL Corp.(a)                            160,200
   3,500     AT&T Corp.                                 184,625
     950     AVT Corp.(a)                                21,256
     900     Carrier Access Corp.(a)                     39,600
     400     Exodus Communications, Inc.(a)              45,950
     500     Intermedia Communications, Inc.             21,500
   1,100     JDS Uniphase Corp.(a)                      224,331
   1,300     Level 3 Communications, Inc.(a)            153,319
   1,500     Millicom International Cellular S
                A(a)                                    107,063
   2,000     Motorola, Inc.                             273,500
   1,000     Nextel Communications, Inc.(a)             106,375
   1,400     Nextlink Communications(a)                 118,125
   2,700     Nokia Corp. (ADR Finland)(a)               494,100
   2,275     NTL, Inc.(a)                               286,223
     200     Plantronics, Inc.(a)                        14,325
     200     Qualcomm, Inc.(a)                           25,400
   8,600     Qwest Communications International,
                Inc.(a)                                 338,625
   1,300     Tellabs, Inc.(a)                            70,200
   7,150     Vodafone Airtouch Group PLC, ADR
                (United Kingdom)                        400,400
                                                     ----------
                                                      3,276,480
------------------------------------------------------------
Tobacco--0.5%
   4,100     Loews Corp.                                229,600
   4,500     Philip Morris Companies, Inc.               94,219
   2,700     R.J. Reynolds Tobacco Holdings, Inc.        46,406
   1,225     Universal Corp.                             25,036
                                                     ----------
                                                        395,261
Transportation--0.3%
   3,900     Air Express International Corp.         $  127,237
     650     Alexander & Baldwin, Inc.                   13,122
   1,225     Roadway Express, Inc.                       28,175
     625     Sea Containers, Ltd.                        18,008
     750     U.S. Freightways Corp.                      27,281
                                                     ----------
                                                        213,823
------------------------------------------------------------
Utilities--0.5%
     600     California Water Service Group              15,975
     325     Calpine Corp.(a)                            23,766
     575     Cleco Corp.                                 19,334
     850     Conectiv, Inc.                              14,822
   1,500     General Public Utilities Corp.              43,500
     450     Idacorp, Inc.                               15,103
   1,775     Public Service Company of New
                Mexico(a)                                28,178
   2,500     Reliant Energy, Inc.                        57,031
   2,500     Unicom Corp.                                97,812
   2,525     Washington Gas Light Co.                    63,441
                                                     ----------
                                                        378,962
------------------------------------------------------------
Waste Management--0.1%
   2,200     Casella Waste Systems, Inc.(a)              33,138
   3,700     Waste Management, Inc.                      64,750
                                                     ----------
                                                         97,888
                                                     ----------
             Total common stocks
                (cost $25,400,446)                   30,986,520
                                                     ----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
ASSET BACKED SECURITIES--1.9%
------------------------------------------------------------
Baa2          US$    600   Capital One Bank Corp.,
                            Notes,
                            6.76%, 7/23/02              $   585,941
Baa1                 900   MBNA Corp.,
                            MTN,
                            6.875%, 7/15/04                 865,404
                                                        -----------
                           Total asset backed
                            securities
                            (cost $1,491,297)             1,451,345
------------------------------------------------------------
CORPORATE BONDS--24.9%
------------------------------------------------------------
Aerospace/Defense--0.1%
B1                    50   BE Aerospace, Inc.,
                            Sr. Sub. Notes,
                            9.50%, 11/1/08                   46,250
------------------------------------------------------------
Airlines--0.2%
Ba2                  150   Continental Airlines, Inc.,
                            Sr. Notes,
                            8.00%, 12/15/05                 135,674
B3                    50   U.S. Air, Inc.,
                            Sr. Notes,
                            9.625%, 2/1/01                   49,622
                                                        -----------
                                                            185,296
------------------------------------------------------------
Apparel--0.1%
Ba2                  100   Burlington Industries,
                            Inc.,
                            Debs.,
                            7.25%, 8/1/27                    73,000
B1                    15   Phillips-Van Heusen Corp.,
                            Sr. Sub. Notes,
                            9.50%, 5/1/08                    13,950
                                                        -----------
                                                             86,950
------------------------------------------------------------
Auto/Equipment Rental--0.1%
B1                    50   United Rentals, Inc.,
                            Sr. Sub. Notes,
                            9.25%, 1/15/09                   46,875
------------------------------------------------------------
Automotive Parts--0.7%
B2            US$     10   Collins & Aikman Products
                            Co.,
                            Sr. Sub. Notes,
                            11.50%, 4/15/06             $     9,700
B3                    50   Eagle Picher Industries,
                            Inc.,
                            Sr. Sub. Notes,
                            9.375%, 3/1/08                   42,750
B3                   200   Hayes Wheels, Inc.,
                            Sr. Sub. Notes,
                            9.125%, 7/15/07                 192,500
B1                    60   JPS Automotive Products
                            Corp., Sr. Notes,
                            11.125%, 6/15/01                 60,450
Ba1                  250   Lear Corp.,
                            Sr. Notes,
                            8.11%, 5/15/09                  232,500
B2                    40   Tenneco Inc.,
                            Sr. Sub. Notes,
                            11.625%, 10/15/09                40,800
                                                        -----------
                                                            578,700
------------------------------------------------------------
Banks--0.5%
Ba2                  180   Export-Import Bank of
                            Korea,
                            Sr. Notes,
                            7.25%, 6/25/01                  179,255
Ba3                  200   Sovereign Bancorp, Inc.,
                            Sr. Notes,
                            10.50%, 11/15/06                203,000
                                                        -----------
                                                            382,255
------------------------------------------------------------
Building & Products--0.3%
Ba3                  250   Building Materials Corp.,
                            Sr. Notes,
                            8.00%, 12/1/08                  220,625
Ba2                   10   Standard Pacific Corp.,
                            Sr. Sub. Notes,
                            8.50%, 4/1/09                     8,775
                                                        -----------
                                                            229,400

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
Cable--1.3%
                           Adelphia Communications Corp.,
                            Sr. Notes,
B1            US$    200   7.875%, 5/1/09               $    173,500
B1                   280   8.125%, 7/15/03                   261,800
                           Charter Communication
                            Holdings,
                            Sr. Notes,
B2                   150   8.625%, 4/1/09                    138,000
NR                   100   10.25%, 1/15/10                   100,000
B3                    20   Classic Cable, Inc.,
                            Sr. Sub. Notes,
                            9.375%, 8/1/09                    18,850
B2                    50   Rogers Cablesystems Ltd.,
                            Sr. Sub. Gtd. Debs.,
                            11.00%, 12/1/15                   56,250
B2                   300   United Pan-European
                            Communications
                            (Netherlands), Sr. Notes,
                            10.875%, 8/1/09                  291,750
                                                        ------------
                                                           1,040,150
------------------------------------------------------------
Cellular Communications--0.2%
B3                    10   Clearnet Communications,
                            Inc.,
                            Sr. Disc. Notes,
                            Zero Coupon (until
                            5/01/04),
                            10.125%, 5/1/09                    5,900
B3                    20   Triton PCS Holdings, Inc.,
                            Sr. Sub. Disc. Notes,
                            Zero Coupon (until
                            5/01/03),
                            11.00%, 5/1/08                    14,150
                           Voicestream Wire Co.,
B2                    60   Sr. Disc. Notes,
                            Zero Coupon (until
                            11/15/04),
                            11.875%, 11/15/09                 36,600
B2                    80   Sr. Notes,
                            10.375%, 11/15/09                 82,000
                                                        ------------
                                                             138,650
------------------------------------------------------------
Chemicals--0.5%
B2            US$     75   Huntsman ICI Chemicals,
                            Inc.,
                            Sr. Sub. Notes,
                            10.125%, 7/1/09             $     75,750
B1                    50   Huntsman Polymers Corp.,
                            Sr. Notes,
                            11.75%, 12/1/04                   52,500
Ba3                  100   Lyondell Chemical Co.,
                            Sr. Sec'd. Notes,
                            9.875%, 5/1/07                    98,750
                           Sterling Chemical Holdings,
                            Inc., Sr. Sub. Notes,
B3                    45   12.375%, 7/15/06                   46,575
B3                    40   11.75%, 8/15/06                    32,000
B2                    60   ZSC Specialty Corp.,
                            Sr. Notes,
                            11.00%, 7/1/09                    61,500
                                                        ------------
                                                             367,075
------------------------------------------------------------
Coal
Ba3                   20   P & L Coal Holdings Corp.,
                            Sr. Notes,
                            8.875%, 5/15/08(b)                19,050
------------------------------------------------------------
Commercial Services--0.2%
Ba3                  150   Metris Cos, Inc.,
                            Sr. Notes,
                            10.125%, 7/15/06                 144,000
------------------------------------------------------------
Computer Services--0.1%
NR                   100   Globix Corp.,
                            Sr. Notes,
                            12.50%, 2/1/10                   101,000
------------------------------------------------------------
Containers--0.1%
B3                    50   Packaged Ice, Inc.,
                            Sr. Notes,
                            9.75%, 2/1/05                     44,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
Entertainment--0.4%
B2            US$    100   Hollywood Park, Inc.,
                            Sr. Sub. Notes,
                            9.25%, 2/15/07              $    96,375
B3                   250   Premier Parks, Inc.,
                            Sr. Notes,
                            9.75%, 6/15/07                  243,750
                                                        -----------
                                                            340,125
------------------------------------------------------------
Financial Services--3.6%
A1                   600   AT & T Capital Corp.,
                            MTN, Ser. G,
                            6.31%, 4/23/02                  598,482
Ba1                  100   Americredit Corp.,
                            Sr. Notes,
                            9.875%, 4/15/06                 100,250
A2                   300   The Bear Stearns Cos.,
                            Inc.,
                            Sr. Notes,
                            6.42375%, 8/1/02                299,719
A3                   300   Lehman Brothers Holdings,
                            Inc.,
                            MTN,
                            6.90%, 4/2/02                   301,314
A1                   600   Morgan Stanley Dean Witter,
                            MTN,
                            6.165%, 1/28/02                 599,830
Ba3                  275   RBF Finance Co.,
                            Sr. Secured Notes,
                            11.00%, 3/15/06                 294,250
B2                    10   Stone Container Finance
                            Co.,
                            Sr. Notes,
                            11.50%, 8/15/06                  10,575
Aa3                  600   Wells Fargo & Co.,
                            Notes,
                            6.625%, 7/15/04                 578,616
                                                        -----------
                                                          2,783,036
------------------------------------------------------------
Food & Beverage--0.4%
B3            US$     50   Agrilink Foods, Inc.,
                            Sr. Sub. Notes,
                            11.875%, 11/1/08            $    49,250
B3                     5   Domino's, Inc.,
                            Sr. Sub. Notes,
                            10.375%, 1/15/09                  4,688
B1                   100   Pilgrim's Pride Corp.,
                            Sr. Sub. Notes,
                            10.875%, 8/1/03                 101,000
B2                    65   Stater Brothers Holdings,
                            Inc.,
                            Sr. Notes,
                            10.75%, 8/15/06                  65,650
B2                   105   Vlasic Foods International,
                            Inc.,
                            Sr. Sub. Notes,
                            10.25%, 7/1/09                   94,500
                                                        -----------
                                                            315,088
------------------------------------------------------------
Gaming--1.7%
B3                    75   Coast Hotels & Casinos,
                            Inc.,
                            Sr. Sub. Notes,
                            9.50%, 4/1/09                    69,375
Ba2                  350   Harrahs Casinos, Inc.,
                            Gtd. Sr. Sub. Notes,
                            7.875%, 12/15/05                329,875
B2                   150   Horseshoe Gaming Holding
                            Corp., Sr. Sub. Notes,
                            8.625%, 5/15/09                 138,750
Ba1                  600   International Game
                            Technology Corp., Sr.
                            Notes,
                            7.875%, 5/15/04                 568,500
Baa3                 100   Mandalay Resort Group,
                            Debs.,
                            6.70%, 11/15/96                  92,448
Ba2                  150   Mohegan Tribal Gaming
                            Auth.,
                            Sr. Notes,
                            8.125%, 1/1/06                  141,000
                                                        -----------
                                                          1,339,948

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
Health Care--1.4%
B3            US$    140   Abbey Healthcare Group,
                            Inc.,
                            Sr. Sub. Notes,
                            9.50%, 11/1/02              $   136,500
B2                   100   Biovail International,
                            Inc.,
                            Sr. Notes,
                            10.875%, 11/15/05               105,000
                           Columbia/HCA Healthcare
                            Corp.,
                            Debs.,
Ba2                   55   7.05%, 12/1/27                    40,975
Ba2                   20   7.50%, 11/15/95                   15,900
                           MTN,
Ba2                  300   6.73%, 7/15/45                   278,250
                           Notes,
Ba2                  100   7.69%, 6/15/25                    80,500
B3                    25   Concentra Operating Corp.,
                            Sr. Sub. Notes,
                            13.00%, 8/15/09                  21,250
Baa3                  75   HEALTHSOUTH Corp.,
                            Sr. Notes,
                            6.875%, 6/15/05                  65,186
B3                    30   Iasis Healthcare Corp.,
                            Sr. Sub. Notes,
                            13.00%, 10/15/09                 30,750
C                    350   Integrated Health Services,
                            Inc.,
                            Sr. Sub. Notes,
                            9.25%, 1/15/08                   24,500
B3                   100   Lifepoint Hospitals
                            Holdings, Inc.,
                            Sr. Sub. Notes,
                            10.75%, 5/15/09                 102,750
B3                   100   Magellan Health Services,
                            Inc.,
                            Sr. Sub. Notes,
                            9.00%, 2/15/08                   80,000
B3                   125   Triad Hospitals Holdings,
                            Inc.,
                            Sr. Sub. Notes,
                            11.00%, 5/15/09                 129,375
                                                        -----------
                                                          1,110,936

------------------------------------------------------------
Industrials--0.4%
B2            US$    350   Purina Mills, Inc.,
                            Sr. Sub. Notes,
                            9.00%, 3/15/10              $    87,500
B3                   350   United International
                            Holdings Inc.,
                            Sr. Disc. Notes,
                            Zero Coupon (until
                            2/15/03),
                            10.75%, 2/15/08                 229,250
                                                        -----------
                                                            316,750
------------------------------------------------------------
Internet--0.3%
B3                    20   Covad Communications Group
                            Inc.,
                            12.00%, 2/15/10                  20,150
NR                    50   Exodus Communications,
                            Inc.,
                            Sr. Notes,
                            10.75%, 12/15/09                 50,875
B3                   150   PSI Net, Inc.,
                            Sr. Notes,
                            11.00%, 8/1/09                  154,500
                           Verio, Inc.,
                            Sr. Notes,
B3                     5   11.25%, 12/1/08                    5,238
B3                    30   10.625%, 11/15/09                 31,050
                                                        -----------
                                                            261,813
------------------------------------------------------------
Lodging--0.2%
Ba1                  115   ITT Corp.,
                            Debs.,
                            7.375%, 11/15/15                 92,079
Ba2                   50   La Quinta Inns, Inc.,
                            Sr. Notes,
                            7.25%, 3/15/04                   39,686
                                                        -----------
                                                            131,765
------------------------------------------------------------
Machinery--0.2%
B1                   150   Applied Power, Inc.,
                            Sr. Sub. Notes,
                            8.75%, 4/1/09                   157,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
Manufacturing--0.2%
B3            US$     50   Corning Consumer Products
                            Co., Sr. Sub. Notes,
                            9.625%, 5/1/08              $    37,250
B2                    75   Gentek, Inc.,
                            Sr. Sub. Notes,
                            11.00%, 8/1/09                   77,250
B2                    40   Venture Holdings, Inc.,
                            Sr. Notes,
                            9.50%, 7/1/05                    36,400
                                                        -----------
                                                            150,900
------------------------------------------------------------
Media--1.9%
B2                   350   Ackerley Group, Inc.,
                            Sr. Sub. Notes,
                            9.00%, 1/15/09                  330,750
B2                    30   Alliance Atlantis
                            Communications, Inc.,
                            Sr. Sub. Notes,
                            13.00%, 12/15/09                 29,400
B1                    75   Chancellor Media Corp.,
                            Sr. Sub. Notes,
                            9.00%, 10/1/08                   76,687
Ba2                  250   Imax Corp.,
                            Sr. Notes,
                            7.875%, 12/1/05(b)              233,125
B3                    25   Paxson Communications
                            Corp.,
                            Sr. Sub. Notes,
                            11.625%, 10/1/02                 25,875
Baa3                 200   Seagram, Joseph E. & Sons,
                            Inc.,
                            Sr. Notes,
                            6.25%, 12/15/01                 195,020
Baa3                 600   Time Warner, Inc.,
                            Sr. Notes,
                            6.10%, 12/30/01                 586,200
                                                        -----------
                                                          1,477,057

------------------------------------------------------------
Metals
B2            US$     20   Golden Northwest Aluminum,
                            Inc., First Mtge. Notes,
                            12.00%, 12/15/06            $    20,850
------------------------------------------------------------
Miscellaneous Services--0.3%
                     200   Fresenius Med Care Cap
                            Trust III, Gtd. Notes,
                            7.875%, 2/1/08                  179,000
B2                    50   IT Group, Inc.,
                            Sr. Sub. Notes,
                            11.25%, 4/1/09                   47,500
B2                     5   Sun World International,
                            Inc.,
                            First Mtge. Notes,
                            11.25%, 4/15/04                   5,050
                                                        -----------
                                                            231,550
------------------------------------------------------------
Networking--0.5%
B3                    15   Intersil Corp.,
                            Sr. Sub. Notes,
                            13.25%, 8/15/09                  16,800
B2                    60   Metromedia Fiber Network,
                            Inc., Sr. Notes,
                            10.00%, 12/15/09                 60,150
B2                   275   Williams Communications
                            Group, Inc.,
                            Sr. Notes,
                            10.875%, 10/1/09                283,250
                                                        -----------
                                                            360,200
------------------------------------------------------------
Oil & Gas--0.8%
B3                   105   Chesapeake Energy Corp.,
                            Sr. Notes,
                            9.625%, 5/1/05                   98,175
Ba2                   30   Eott Energy Partners LP,
                            Sr. Notes,
                            11.00%, 10/1/09                  30,338

--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
Oil & Gas (cont'd.)
                           Gulf Canada Resources Ltd.,
                            Sr. Notes,
Ba1           US$    335   8.35%, 8/1/06                $   320,762
                           Sr. Sub. Debs.,
Ba2                   15   9.625%, 7/1/05                    15,375
Ba2                   25   Leviathan Gas Pipeline
                            L.P>,
                            Sr. Sub. Notes,
                            10.375%, 6/1/09                  25,875
B1                    60   Parker Drilling Co.,
                            Sr. Notes,
                            9.75%, 11/15/06                  57,900
B2                    20   Plains Resources, Inc.,
                            Sr. Sub. Notes,
                            10.25%, 3/15/06                  19,300
B2                    40   Swift Energy Co.,
                            Sr. Sub. Notes,
                            10.25%, 8/1/09                   39,400
                                                        -----------
                                                            607,125
------------------------------------------------------------
Paper & Packaging--1.1%
B1                   350   Ball Corp.,
                            Sr. Sub. Notes,
                            8.25%, 8/1/08                   329,875
B1                    25   Doman Industries Ltd.
                            (Canada),
                            Sr. Notes,
                            8.75%, 3/15/04                   21,000
Caa                  100   Repap New Brunswick
                            (Canada), Inc.,
                            Sr. Sec'd. Notes,
                            10.625%, 4/15/05                 91,000
B1                   250   S.D. Warren Co.,
                            Sr. Sub. Notes,
                            12.00%, 12/15/04(b)             260,000
B3                   200   Stone Container Corp.,
                            Sr. Sub. Deb.,
                            12.25%, 4/1/02                  202,000
                                                        -----------
                                                            903,875
------------------------------------------------------------
Pharmaceuticals--0.1%
Ba3           US$    100   ICN Pharmaceuticals, Inc.,
                            Sr. Notes,
                            8.75%, 11/15/08             $    93,000
------------------------------------------------------------
Printing & Publishing--0.7%
B1                   250   Mail-Well I Corp.,
                            Sr. Sub. Notes,
                            8.75%, 12/15/08                 228,750
B2                   150   Transwestern Publishing
                            Co.,
                            Sr. Sub. Notes,
                            9.625%, 11/15/07                145,125
Baa3                 150   World Color Press, Inc.,
                            Sr. Sub. Notes,
                            7.75%, 2/15/09                  139,500
                                                        -----------
                                                            513,375
------------------------------------------------------------
Real Estate--0.4%
Ba2                  235   HMH Properties, Inc.,
                            Sr. Notes,
                            8.45%, 12/1/08                  210,912
B1                   100   Intrawest Corp.,
                            Sr. Notes,
                            10.50%, 2/1/10                   99,000
                                                        -----------
                                                            309,912
------------------------------------------------------------
Recreation--0.1%
B3                   100   Ballys Total Fitness
                            Holdings, Sr. Sub. Notes,
                            9.875%, 10/15/07                 94,000
------------------------------------------------------------
Restaurants--1.0%
B3                   150   Advantica Restaurant
                            Group, Inc.,
                            Sr. Notes,
                            11.25%, 1/15/08                 100,500
B2                   350   Carrols Corp.,
                            Sr. Sub. Notes,
                            9.50%, 12/1/08                  304,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
Restaurants (cont'd.)
Ba1           US$    350   Felcor Suites LP,
                            Gtd. Sr. Notes,
                            7.375%, 10/1/04             $   309,750
Ba3                   25   Sbarro, Inc.,
                            Sr. Notes,
                            11.00%, 9/15/09                  25,625
                                                        -----------
                                                            740,375
------------------------------------------------------------
Schools--0.1%
B3                    80   Kindercare Learning Center,
                            Inc., Sr. Sub. Notes,
                            9.50%, 2/15/09                   76,000
------------------------------------------------------------
Semiconductors--0.1%
B2                    40   SCG Holding Corp.,
                            Sr. Notes,
                            12.00%, 8/1/09                   42,400
------------------------------------------------------------
Steel--0.5%
B2                    15   Algoma Steel, Inc.,
                            First Mtge. Notes,
                            12.375%, 7/15/05                 14,025
Ba3                   60   The LTV Corp.,
                            Sr. Notes,
                            11.75%, 11/15/09                 61,500
Ba3                   50   National Steel Corp.,
                            Notes,
                            9.875%, 3/1/09                   50,000
Caa2                  20   Sheffield Steel Corp.,
                            First Mtge. Notes,
                            11.50%, 12/1/05                  17,000
B2                   250   UCAR Global Enterprises,
                            Inc.,
                            Sr. Sub. Notes,
                            12.00%, 1/15/05                 258,750
                                                        -----------
                                                            401,275
------------------------------------------------------------
Telecommunications--2.1%
Ba2           US$    125   Global Crossing Holdings
                            Ltd.,
                            Sr. Notes,
                            9.50%, 11/15/09             $   120,625
B3                    40   Hyperion Telecom,
                            Sr. Disc. Notes,
                            Zero Coupon (until
                            4/15/01),
                            13.00%, 4/15/03                  35,800
                           Level 3 Communications,
                            Inc.,
                            Sr. Disc. Notes,
                            Zero Coupon (until
                            12/1/03),
B3                   130   10.50%, 12/1/08                   78,000
                           Sr. Notes,
B3                    55   9.125%, 5/1/08                    51,013
B1                    95   McleodUSA, Inc.,
                            Sr. Notes,
                            8.125%, 2/15/09                  85,500
                           Nextel Communications,
                            Inc.,
                            Sr. Notes,
B1                   250   9.375%, 11/15/09                 241,250
B3                   325   10.75%, 6/1/09                   327,437
                           Sr. Disc. Notes,
B1                    10   Zero Coupon (until
                            9/15/02),
                            10.65%, 9/15/07                   7,450
B3                   250   NTL Communications Corp.,
                            Sr. Notes,
                            Zero Coupon (until
                            10/01/03),
                            12.375%, 10/1/08                171,250
                           RCN Corp.,
                            Sr. Notes,
B3                     5   10.00%, 10/15/07                   4,850
B3                    40   10.125%, 1/15/10                  38,900
B1                   200   Telewest PLC,
                            Sr. Disc. Debs.,
                            Zero Coupon (until
                            10/01/00),
                            11.00%, 10/1/07                 186,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
Telecommunications (cont'd.)
B3            US$    200   Tritel PCS, Inc.,
                            Sr. Sub. Disc. Notes,
                            Zero Coupon (until
                            5/15/04),
                            12.75%, 5/15/09             $   126,000
B3                   100   Primus Telecommunications,
                            Inc.,
                            Sr. Notes,
                            12.75%, 10/15/09                102,000
B3                    30   Worldwide Fiber, Inc.,
                            Sr. Notes,
                            12.00%, 8/1/09                   31,425
                                                        -----------
                                                          1,607,500
------------------------------------------------------------
Transportation--0.1%
B1                    50   American Commercial
                            Lines LLC, Sr. Notes,
                            10.25%, 6/30/08                  45,500
------------------------------------------------------------
Utilities--1.4%
Ba1                  250   AES Corp.,
                            Sr. Notes,
                            9.50%, 6/1/09                   248,125
Baa2                 700   Cinergy Corp.,
                            Debs.,
                            6.125%, 4/15/04                 651,667
Baa2                 151   Niagara Mohawk Power Corp.,
                            Sr. Notes,
                            7.125%, 7/1/01                  150,640
                                                        -----------
                                                          1,050,432
------------------------------------------------------------
Waste Management--0.5%
                           Allied Waste of North
                            America, Inc.,
Ba3                  200   Sr. Notes,
                            7.875%, 1/1/09                  172,000
B2                   100   Sr. Sub. Notes,
                            10.00%, 8/1/09                   87,000
Baa2          US$    150   Waste Management, Inc.,
                            Sr. Notes,
                            6.00%, 5/15/01              $   145,332
                                                        -----------
                                                            404,332
                                                        -----------
                           Total corporate bonds
                            (cost $20,455,541)           19,296,770
                                                        -----------
------------------------------------------------------------
CONVERTIBLE BONDS--0.6%
Financial Services--0.6%
A2               EURO500   Hellenic Finance Corp.,
                            Bonds,
                            2.00%, 7/15/03                  481,510
------------------------------------------------------------
Utilities
                           Alliant Energy Resources,
                            Inc.,
                            Sub. Notes,
A3            US$      1   7.25%, 2/15/30                    33,375
                                                        -----------
                           Total convertible bonds
                            (cost $560,750)                 514,885
                                                        -----------
------------------------------------------------------------
MORTGAGE-RELATED SECURITIES--7.3%
Aaa                  583   Commercial Mortgage
                            Acceptance Corp.,
                            Series 1999-C1, Class A-1
                           6.79%, 8/15/08                   561,577
NR                   479   DLJ Mortgage Acceptance
                            Corp., Series 1999-2,
                            Class 1PA1
                            6.50%, 5/19/29                  443,827
NR                   450   GE Capital Mortgage
                            Services, Inc.,
                            Series 1999-15, Class 16,
                            6.75%, 8/25/29                  440,186
Aaa                  461   GMAC Commercial Mortgage,
                            Inc., Series 1998-C2,
                            Class A-1,
                            6.15%, 11/15/07                 434,726

--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
MORTGAGE-RELATED SECURITIES (cont'd.)
Aaa           US$    500   Mellon Residental Funding
                            Corp.,
                            Series 1999, Class A-3,
                            6.58%, 7/25/29              $   499,858
NA                   236   Merrill Lynch Mortgage
                            Investments, Inc.,
                            Series 1998-F1,
                            5.53125%, 1/20/28               235,455
Aaa                  500   Nationslink Funding Corp.,
                            Series 1999-Sl, Class A-3,
                            6.297%, 12/10/02                487,245
                           PNC Mortgage Securities
                            Corp.,
Aa1                  600   Series 1995-2, Class A-4,
                            6.75%, 6/25/16                  586,146
Aa1                  733   Series 1999-8, Class A-5,
                            6.75%, 8/25/29                  716,863
Aa1                  500   Series 1999, Class A-3,
                            7.25%, 10/25/29                 477,185
NR                   823   Residential Funding
                            Mortgage, Inc.,
                            Series 1997 S-19, Class
                            A-3,
                            6.50%, 12/25/12                 769,676
                                                        -----------
                           Total mortgage-related
                            securities
                            (cost $5,844,853)             5,652,744
                                                        -----------
------------------------------------------------------------
FOREIGN SECURITIES--1.6%
------------------------------------------------------------
A2                 1,000   Government of Poland,
                            3.50% (until 10/27/00)
                            5.00%, 10/27/24                 610,000
Baa3                 600   United Mexican States,
                            Notes,
                            9.875%, 2/1/10                  591,750
                                                        -----------
                           Total foreign securities
                            (cost $1,827,566)             1,201,750
                                                        -----------
------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES SECURITIES--21.3%
              US$  2,032   Federal Home Loan Mortgage
                            Corp., Debs.,
                            10.00%, 5/15/20             $ 2,134,685
                     596   Federal National Mortgage
                            Association,
                            6.50%, 9/1/05                   581,992
                           Government National
                            Mortgage Association,
                   8,000   6.50%, 12/31/29                7,392,480
                     100   6.75%, 9/20/22                   101,018
                           United States Treasury
                            Bonds,
                   1,100   8.75%, 8/15/20                 1,348,017
                     500   8.00%, 11/15/21                  575,000
                   1,900   6.00%, 2/15/26                 1,758,089
                           United States Treasury
                            Notes,
                     630   3.625%, 7/15/02                  623,559
                     319   3.375%, 1/15/07                  300,834
                   1,747   3.875%, 1/15/09, TIPS          1,689,488
                                                        -----------
                           Total U. S. government and
                            agencies securities
                            (cost $16,525,043)           16,505,162
                                                        -----------
                           Total debt obligations
                            (cost $46,091,417)           44,622,656
                                                        -----------
------------------------------------------------------------
WARRANTS            Units
------------------------------------------------------------
                      15   Intersil Holding Corp.,
                            Expiring 08/15/09                 3,750
                                                        -----------
                           Total long-term investments
                            (cost $71,491,863)           75,612,926
                                                        -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

Portfolio of Investments as of              PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Principal
Moody's      Amount       Description                 Value (Note 1)
Rating        (000)
------------------------------------------------------------
SHORT-TERM INVESTMENTS--14.0%
------------------------------------------------------------
ASSET BACKED SECURITIES--0.9%
A2            US$    700   General Motors Acceptance
                            Corp.,
                            6.25%, 4/5/00
                            (cost $699,744)             $   698,362
------------------------------------------------------------
CORPORATE BONDS--3.4%
A2                 2,100   TCI Communications, Inc.,
                            MTN,
                            6.46%, 3/6/00                 2,101,407
Ba2                  529   Niagara Mohawk Power Corp.,
                            Sr. Notes,
                            7.00%, 10/1/00                  528,099
                                                        -----------
                           Total corporate bonds
                            (cost $2,634,465)             2,629,506
                                                        -----------
------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--1.2%
                           Federal Home Loan Mortgage
                            Corp., Disc. Notes,
                     900   Zero Coupon, 2/2/00
                            (cost $899,862)                 899,809
------------------------------------------------------------
REPURCHASE AGREEMENT--4.4%
                   3,423   Joint Repurchase Agreement
                            Account,
                            5.71%, 2/1/00
                            (cost $3,423,000; Note 5)     3,423,000
            Principal
             Amount
             (000)        Description                 Value (Note 1)
------------------------------------------------------------
COMMERCIAL PAPER--3.3%
              US$  1,000   IBM Credit Corp.,
                            6.29%, 2/8/00               $   998,777
                           U.S. West Capital Funding,
                            Inc.,
                     600   6.25%, 2/8/00                    599,318
                   1,000   6.64%, 3/24/00                   991,128
                                                        -----------
                           Total commercial paper
                            (cost $2,588,457)             2,589,223
                                                        -----------
                           Total short-term
                            investments
                            (cost $10,245,528)           10,239,900
                                                        -----------
------------------------------------------------------------
Total Investments--110.8%
                           (cost $81,737,391; Note 4)    85,852,826
                           Liabilities in excess of
                            other
                              assets--(10.8%)            (8,376,563)
                                                        -----------
                           Net Assets--100%             $77,476,263
                                                        -----------
                                                        -----------

---------------
(a) Non-income producing security.
(b) All or partial principal amount segregated as collateral.
ADR--American Depository Receipt.
FRN--Floating Rate Note.
LP--Limited Partnership.
MTN--Medium-Term Notes.
NR--Not Rated by Moody's or Standard & Poor's.
PLC--Public Limited Company (British Corporation).
SA-- Sociedad Anonima (Spanish Corporation or Societe Anonyme French
    Corporation).
TIPS--Treasury Inflation Protection Securities.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

                                            PRUDENTIAL DIVERSIFIED FUNDS
Statement of Assets and Liabilities         PRUDENTIAL DIVERSIFIED CONSERVATIVE
(Unaudited)                                 GROWTH FUND
-------------------------------------------------------------------------------

Assets                                                                                                          January 31, 2000
Investments, at value (cost $81,737,391)..................................................................        $ 85,852,826
Receivable for investments sold...........................................................................           5,336,116
Interest and dividends receivable.........................................................................             611,852
Receivable for Fund shares sold...........................................................................             271,345
Forward currency contracts - net amount receivable from counterparty......................................              26,883
Deferred expenses and other assets........................................................................               1,529
                                                                                                                ----------------
   Total assets...........................................................................................          92,100,551
                                                                                                                ----------------
Liabilities
Bank overdraft............................................................................................           1,121,220
Payable for investments purchased.........................................................................          12,983,928
Accrued expenses and other liabilities....................................................................             243,886
Payable for Fund shares reacquired........................................................................             179,198
Management fee payable....................................................................................              51,000
Distribution fee payable..................................................................................              45,056
                                                                                                                ----------------
   Total liabilities......................................................................................          14,624,288
                                                                                                                ----------------
Net Assets................................................................................................        $ 77,476,263
                                                                                                                ----------------
                                                                                                                ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par..................................................................        $      7,290
   Paid-in capital in excess of par.......................................................................          72,404,305
                                                                                                                ----------------
                                                                                                                    72,411,595
   Undistributed net investment income....................................................................             159,889
   Accumulated net realized gain on investments...........................................................             762,845
   Net unrealized appreciation on investments and foreign currency translations...........................           4,141,934
                                                                                                                ----------------
Net assets, January 31, 2000..............................................................................        $ 77,476,263
                                                                                                                ----------------
                                                                                                                ----------------
Class A:
   Net asset value and redemption price per share
      ($14,817,111 / 1,393,325 shares of beneficial interest issued and outstanding)......................              $10.63
   Maximum sales charge (5% of offering price)............................................................                 .56
                                                                                                                ----------------
   Maximum offering price to public.......................................................................              $11.19
                                                                                                                ----------------
                                                                                                                ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($35,976,458 / 3,386,612 shares of beneficial interest issued and outstanding)......................              $10.62
                                                                                                                ----------------
                                                                                                                ----------------
Class C:
   Net asset value and redemption price per share
      ($12,952,048 / 1,219,255 shares of beneficial interest issued and outstanding)......................              $10.62
   Sales charge (1% of offering price)....................................................................                 .11
                                                                                                                ----------------
   Offering price to public...............................................................................              $10.73
                                                                                                                ----------------
                                                                                                                ----------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($13,730,646 / 1,290,473 shares of beneficial interest issued and outstanding)......................              $10.64
                                                                                                                ----------------
                                                                                                                ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     22

PRUDENTIAL DIVERSIFED FUNDS
PRUDENTIAL DIVERSIFIED CONSERVATIVE
GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                               Six Months
                                                 ended
Net Investment Income                       January 31, 2000
Income
   Interest............................        $1,704,573
   Dividends (net of foreign
      withholding taxes of $293).......           141,922
                                              -----------
      Total income.....................         1,846,495
                                              -----------
Expenses
   Management fee......................           288,242
   Distribution fee--Class A...........            13,482
   Distribution fee--Class B...........           167,237
   Distribution fee--Class C...........            68,227
   Custodian's fees and expenses.......           151,000
   Reports to shareholders.............            32,000
   Registration fees...................            31,000
   Amortization of offering cost.......            29,535
   Transfer agent's fees and
      expenses.........................            29,000
   Legal fees..........................            15,000
   Audit fee and expenses..............            12,500
   Trustees' fees and expenses.........             3,000
   Miscellaneous.......................             4,163
                                              -----------
      Total expenses...................           844,386
                                              -----------
Net investment income..................         1,002,109
                                              -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions.............         1,058,792
   Foreign currency transactions.......            18,394
   Options written.....................               633
                                              -----------
                                                1,077,819
                                              -----------
Net change in unrealized appreciation
   on:
   Investments.........................         1,845,866
   Foreign currencies..................            51,739
                                              -----------
                                                1,897,605
                                              -----------
Net gain on investments................         2,975,424
                                              -----------
Net Increase in Net Assets
Resulting from Operations                      $3,977,533
                                              -----------
                                              -----------

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL DIVERSIFIED CONSERVATIVE
GROWTH FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                Six Months     November 18, 1998(a)
                                  Ended              Through
Increase (Decrease)            January 31,           July 31,
in Net Assets                      2000                1999
Operations
   Net investment income.....  $  1,002,109        $  1,315,456
   Net realized gain on
      investment and foreign
      currency
      transactions...........     1,077,819             577,710
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies.............     1,897,605           2,244,329
                               ------------    --------------------
   Net increase in net assets
      resulting from
      operations.............     3,977,533           4,137,495
                               ------------    --------------------
Dividends and distributions (Note 1)
   Dividends from net
      investment income
      Class A................      (149,418)           (118,082)
      Class B................      (383,307)           (278,242)
      Class C................      (155,926)           (155,747)
      Class Z................      (313,458)           (637,575)
                               ------------    --------------------
                                 (1,002,109)         (1,189,646)
                               ------------    --------------------
   Dividends in excess of net
      investment income
      Class A................       (11,477)                 --
      Class B................       (29,443)                 --
      Class C................       (11,977)                 --
      Class Z................       (24,078)                 --
                               ------------    --------------------
                                    (76,975)                 --
                               ------------    --------------------
   Distributions from net
      realized gains on
      investment transactions
      Class A................      (113,245)                 --
      Class B................      (387,774)                 --
      Class C................      (152,973)                 --
      Class Z................      (219,765)                 --
                               ------------    --------------------
                                   (873,757)                 --
                               ------------    --------------------
Fund share transactions (net
   of share conversions)
   (Note 6)
   Net proceeds from shares
      sold...................    19,060,786         107,208,098
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........     1,889,736           1,162,526
   Cost of shares
      reacquired.............   (19,709,174)        (37,138,250)
                               ------------    --------------------
   Net increase in net assets
      from Fund share
      transactions...........     1,241,348          71,232,374
                               ------------    --------------------
Total increase...............     3,266,040          74,180,223
Net Assets
Beginning of period..........    74,210,223              30,000
                               ------------    --------------------
End of period(b).............  $ 77,476,263        $ 74,210,223
                               ------------    --------------------
                               ------------    --------------------
---------------
(a) Commencement of investment operations.
(b) Includes undistributed
    net investment income
    of.......................  $    159,889        $    236,864
                               ------------    --------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     23

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Notes to Financial Statements (Unaudited)   GROWTH FUND
--------------------------------------------------------------------------------
Prudential Diversified Funds (the 'Trust') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of three Portfolios: Prudential Diversified Conservative Growth Fund (the 'Fund'), Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 750 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $30,000 on September 2, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Trust in the preparation of its financial statements.

Securities Valuation: Securities for which the primary market is on an exchange and NASDAQ National Market Securities are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Adviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and Adviser feel this is representative of market value, after that period, such securities are valued in good faith under procedures adopted by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

All securities are valued as of 4:15 p.m., New York time.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are
--------------------------------------------------------------------------------
                                       24

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Notes to Financial Statements (Unaudited)   GROWTH FUND
--------------------------------------------------------------------------------
reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Offering Cost: The Fund incurred approximately $98,000 in connection with the initial offering of the Fund. Offering costs were amortized over a period of 12 months ended November 1999.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Adviser's performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the
--------------------------------------------------------------------------------
                                       25

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Notes to Financial Statements (Unaudited)   GROWTH FUND
--------------------------------------------------------------------------------
average daily net assets of the Fund. PIFM, in turn, pays each Adviser a fee, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                          Fee Paid By PIFM
           Advisers                          to Advisers
------------------------------    ---------------------------------
Jennison Associates LLC           .30% with respect to the first
                                  $300 million; .25% for amounts
                                  in excess of $300 million
The Prudential Investment         .375%1
  Corporation ('PIC')
Pacific Investment Management     .25%
  Company
Franklin Advisers, Inc.           .50%
The Dreyfus Corporation           .45%
1Prior to January 1, 2000, PIC was reimbursed by PIFM for its reasonable costs and expenses.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six month period ended January 31, 2000.

PIMS has advised the Fund that it has received approximately $48,000 and $11,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six month period ended January 31, 2000.

PIMS has advised the Fund that for the six month period ended January 31, 2000, it has received approximately $59,100 and $16,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIMS, PIC and PIFM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the year ended January 31, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Trust's transfer agent. During the six month period ended January 31, 2000, the Fund incurred fees of approximately $60,400 for the services of PMFS. As of January 31, 2000 approximately $5,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six month period ended January 31, 2000 were $96,142,862 and $96,589,592, respectively.

At January 31, 2000, the Fund had outstanding forward currency contracts to sell foreign currencies as follows:

                           Value at
   Foreign Currency     Settlement Date  Current
    Sale Contracts          Payable       Value    Appreciation
----------------------- ---------------  --------  -------------
Euro,
  expiring 2/17/00.....    $ 507,850     $485,679     $22,171
Japanese Yen,
  expiring 3/30/00.....       98,790      94,078        4,712
                        ---------------  --------  -------------
                           $ 606,640     $579,757     $26,883
                        ---------------  --------  -------------
                        ---------------  --------  -------------

--------------------------------------------------------------------------------
                                       26

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Notes to Financial Statements (Unaudited)   GROWTH FUND
--------------------------------------------------------------------------------
Transactions in options written during the six month period ended January 31, 2000, were as follows:

                                        Number of  Premiums
                                        Contracts  Received
                                        ---------  --------
Options outstanding at July 31, 1999...     --         --
Options written........................      3     $ 1,758
Options expired........................     (3)     (1,758)
                                            --    --------
Options outstanding at January 31,
  2000.................................     --         --
                                            --    --------
                                            --    --------

The United States federal income tax basis of the Fund's investments, including short-term investments, as of January 31, 2000 was $81,796,553; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,056,273 (gross unrealized appreciation--$8,015,727, gross unrealized depreciation--$3,959,454).

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of January 31, 2000, the Fund had a 0.5% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $3,423,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bear, Stearns & Co. Inc., 5.72%, in the principal amount of $150,000,000 repurchase price $150,023,833, due 2/01/00. The value of the collateral including accrued interest was $153,133,078.

Credit Suisse First Boston Corporation, 5.74%, in the principal amount of $75,000,000 repurchase price $75,011,958, due 2/01/00. The value of the collateral including accrued interest was $77,491,043.

Credit Suisse First Boston Corporation, 5.73%, in the principal amount of $125,000,000 repurchase price $125,019,895, due 2/01/00. The value of the collateral including accrued interest was $129,169,641.

Greenwich Capital Markets, Inc., 5.73%, in the principal amount of $100,000,000 repurchase price $100,015,888, due 2/01/00. The value of the collateral including accrued interest was $102,001,008.

Goldman, Sachs & Co., 5.70%, in the principal amount of $230,536,000 repurchase price $230,572,501, due 2/01/00. The value of the collateral including accrued interest was $235,147,150.

Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.60%, in the principal amount of $25,000,000 repurchase price $25,003,888, due 2/01/00. The value of the collateral including accrued interest was $25,501,335.

------------------------------------------------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the 7,289,665 shares of beneficial interest issued and outstanding at January 31, 2000, Prudential owned 1,224,866 shares.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A                               Shares          Amount
----------------------------------  -----------    -------------
Six months ended January 31, 2000:
Shares sold.......................      828,470    $   8,780,679
Shares issued in reinvestment of
  dividends and distributions.....       25,579          266,987
Shares reacquired.................     (346,834)      (3,638,228)
                                    -----------    -------------
Net increase in shares outstanding
  before conversion...............      507,215        5,409,438
Shares issued upon conversion.....        8,326           87,413
                                    -----------    -------------
Net increase in shares
  outstanding.....................      515,541    $   5,496,851
                                    -----------    -------------
                                    -----------    -------------

--------------------------------------------------------------------------------
                                       27

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Notes to Financial Statements (Unaudited)   GROWTH FUND
--------------------------------------------------------------------------------

Class A                               Shares          Amount
----------------------------------  -----------    -------------
November 18, 1998(a) through
  July 31, 1999:
Shares sold.......................    1,042,412    $  10,711,221
Shares issued in reinvestment of
  dividends.......................       10,808          113,563
Shares reacquired.................     (177,770)      (1,852,189)
                                    -----------    -------------
Net increase in shares outstanding
  before conversion...............      875,450        8,972,595
Shares issued upon conversion from
  Class B.........................        1,585           16,195
                                    -----------    -------------
Net increase in shares
  outstanding.....................      877,034    $   8,988,790
                                    -----------    -------------
                                    -----------    -------------
Class B
----------------------------------
Six months ended January 31, 2000:
Shares sold.......................      866,586    $   9,039,455
Shares issued in reinvestment of
  dividends and distributions.....       73,455          766,993
Shares reacquired.................     (467,045)      (4,904,930)
                                    -----------    -------------
Net increase in shares outstanding
  before conversion...............      472,996        4,901,518
Shares issued upon conversion.....       (8,336)         (87,413)
                                    -----------    -------------
Net increase in shares
  outstanding.....................      464,660    $   4,814,105
                                    -----------    -------------
                                    -----------    -------------
Class B
----------------------------------
November 18, 1998(a) through
  July 31, 1999:
Shares sold.......................    3,203,723    $  32,945,049
Shares issued in reinvestment of
  dividends.......................       25,247          265,233
Shares reacquired.................     (306,183)      (3,184,477)
                                    -----------    -------------
Net increase in shares outstanding
  before conversion...............    2,922,787       30,025,805
Shares issued upon conversion into
  Class A.........................       (1,585)         (16,195)
                                    -----------    -------------
Net increase in shares
  outstanding.....................    2,921,202    $  30,009,610
                                    -----------    -------------
                                    -----------    -------------
Class C                               Shares          Amount
----------------------------------  -----------    -------------
Six months ended January 31, 2000:
Shares sold.......................      113,985    $   1,186,478
Shares issued in reinvestment of
  dividends and distributions.....       28,617          298,684
Shares reacquired.................     (279,731)      (2,929,433)
                                    -----------    -------------
Net decrease in shares
  outstanding.....................     (137,129)   $  (1,444,271)
                                    -----------    -------------
                                    -----------    -------------
November 18, 1998(a) through
  July 31, 1999:
Shares sold.......................    1,533,354    $  15,566,209
Shares issued in reinvestment of
  dividends.......................       13,956          146,297
Shares reacquired.................     (191,676)      (1,993,717)
                                    -----------    -------------
Net increase in shares
  outstanding.....................    1,355,634    $  13,718,789
                                    -----------    -------------
                                    -----------    -------------
Class Z
----------------------------------
Six months ended January 31, 2000:
Shares sold.......................        5,210    $      54,174
Shares issued in reinvestment of
  dividends and distributions.....       53,379          557,072
Shares reacquired.................     (778,604)      (8,236,583)
                                    -----------    -------------
Net decrease in shares
  outstanding.....................     (720,015)   $  (7,625,337)
                                    -----------    -------------
                                    -----------    -------------
November 18, 1998(a) through
  July 31, 1999:
Shares sold.......................    4,798,062    $  47,985,619
Shares issued in reinvestment of
  dividends.......................       61,120          637,433
Shares reacquired.................   (2,849,444)     (30,107,867)
                                    -----------    -------------
Net increase in shares
  outstanding.....................    2,009,738    $  18,515,185
                                    -----------    -------------
                                    -----------    -------------

---------------
(a) Commencement of investment operations.
--------------------------------------------------------------------------------
                                       28

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Notes to Financial Statements (Unaudited)   GROWTH FUND
--------------------------------------------------------------------------------

                                                                                  Class A                          Class B
                                                                 -----------------------------------------     ----------------
                                                                    Six Months        November 18, 1998(a)        Six Months
                                                                      Ended                 Through                 Ended
                                                                 January 31, 2000       July 31, 1999(d)       January 31, 2000
                                                                 ----------------     --------------------     ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................        $  10.36                $10.00                $  10.35
                                                                       ------                 -----                  ------
Income from investment operations:
Net investment income........................................             .16                   .19                     .12
Net realized and unrealized gain on investments and foreign
   currencies................................................             .40                   .35                     .40
                                                                       ------                 -----                  ------
   Total from investment operations..........................             .56                   .54                     .52
                                                                       ------                 -----                  ------
Less distributions
Dividends from net investment income.........................            (.17)                 (.18)                   (.13)
Distributions from net realized capital gains................            (.12)                   --                    (.12)
                                                                       ------                 -----                  ------
   Total dividends and distributions.........................            (.29)                 (.18)                   (.25)
                                                                       ------                 -----                  ------
Net asset value, end of period...............................        $  10.63                $10.36                $  10.62
                                                                       ------                 -----                  ------
                                                                       ------                 -----                  ------
TOTAL RETURN(b)..............................................            5.47%                 5.34%                   5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................        $ 14,817                $9,097                $ 35,976
Average net assets (000).....................................        $ 10,727                $6,157                $ 33,266
Ratios to average net assets:(c)
   Expenses, including distribution fees.....................            1.80%                 1.92%                   2.55%
   Expenses, excluding distribution fees.....................            1.55%                 1.67%                   1.55%
   Net investment income.....................................            3.01%                 2.69%                   2.26%
Portfolio turnover rate......................................             121%                  180%                    121%
                                                               November 18, 1998(a)
                                                                     Through
                                                                 July 31, 1999(d)
                                                               --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................        $  10.00
                                                                       ------
Income from investment operations:
Net investment income........................................             .14
Net realized and unrealized gain on investments and foreign
   currencies................................................             .34
                                                                       ------
   Total from investment operations..........................             .48
                                                                       ------
Less distributions
Dividends from net investment income.........................            (.13)
Distributions from net realized capital gains................              --
                                                                       ------
   Total dividends and distributions.........................            (.13)
                                                                       ------
Net asset value, end of period...............................        $  10.35
                                                                       ------
                                                                       ------
TOTAL RETURN(b)..............................................            4.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................        $ 30,235
Average net assets (000).....................................        $ 19,308
Ratios to average net assets:(c)
   Expenses, including distribution fees.....................            2.67%
   Expenses, excluding distribution fees.....................            1.67%
   Net investment income.....................................            1.94%
Portfolio turnover rate......................................             180%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     29

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Notes to Financial Statements (Unaudited)   GROWTH FUND
--------------------------------------------------------------------------------

                                                                                  Class C                          Class Z
                                                                 -----------------------------------------     ----------------
                                                                    Six Months        November 18, 1998(a)        Six Months
                                                                      Ended                 Through                 Ended
                                                                 January 31, 2000       July 31, 1999(d)       January 31, 2000
                                                                 ----------------     --------------------     ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................        $  10.35               $  10.00               $  10.37
                                                                       ------                 ------                 ------
Income from investment operations:
Net investment income........................................             .12                    .14                    .18
Net realized and unrealized gain on investments and foreign
   currencies................................................             .40                    .34                    .40
                                                                       ------                 ------                 ------
   Total from investment operations..........................             .52                    .48                    .58
                                                                       ------                 ------                 ------
Less distributions
Dividends from net investment income.........................            (.13)                  (.13)                  (.19)
Distributions from net realized capital gains................            (.12)                    --                   (.12)
                                                                       ------                 ------                 ------
   Total dividends and distributions.........................            (.25)                  (.13)                  (.31)
                                                                       ------                 ------                 ------
Net asset value, end of period...............................        $  10.62               $  10.35               $  10.64
                                                                       ------                 ------                 ------
                                                                       ------                 ------                 ------
TOTAL RETURN(b)..............................................            5.08%                  4.77%                  5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................        $ 12,952               $ 14,035               $ 13,731
Average net assets (000).....................................        $ 13,571               $ 12,039               $ 18,883
Ratios to average net assets:(c)
   Expenses, including distribution fees.....................            2.55%                  2.67%                  1.55%
   Expenses, excluding distribution fees.....................            1.55%                  1.67%                  1.55%
   Net investment income.....................................            2.25%                  1.91%                  3.25%
Portfolio turnover rate......................................             121%                   180%                   121%
                                                               November 18, 1998(a)
                                                                     Through
                                                                 July 31, 1999(d)
                                                               --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................        $  10.00
                                                                       ------
Income from investment operations:
Net investment income........................................             .21
Net realized and unrealized gain on investments and foreign
   currencies................................................             .35
                                                                       ------
   Total from investment operations..........................             .56
                                                                       ------
Less distributions
Dividends from net investment income.........................            (.19)
Distributions from net realized capital gains................              --
                                                                       ------
   Total dividends and distributions.........................            (.19)
                                                                       ------
Net asset value, end of period...............................        $  10.37
                                                                       ------
                                                                       ------
TOTAL RETURN(b)..............................................            5.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................        $ 20,843
Average net assets (000).....................................        $ 38,460
Ratios to average net assets:(c)
   Expenses, including distribution fees.....................            1.67%
   Expenses, excluding distribution fees.....................            1.67%
   Net investment income.....................................            2.89%
Portfolio turnover rate......................................             180%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     30

                                            PRUDENTIAL DIVERSIFIED FUNDS
                                            PRUDENTIAL DIVERSIFIED CONSERVATIVE
Supplemental Proxy Information (Unaudited)  GROWTH FUND
--------------------------------------------------------------------------------
A Special Meeting of Shareholders of Prudential Diversified Funds was held on November 8, 1999 for the following purposes:

(1)       To elect nine trustees;
(2)       To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending July 31, 2000; and
(3)       To approve certain changes to each Fund's fundamental investment restrictions.

The results of the voting at the Special Meeting of Shareholders with respect to these matters was as follows:

With respect to all Funds of Prudential Diversified Funds:
                                                      Votes for                         Votes withheld
                                                     -----------                        --------------
(1)       Election of Trustees
          (A)   Eugene C. Dorsey................     16,149,330                            212,677
          (B)   Robert F. Gunia.................     16,144,315                            217,692
          (C)   Robert E. LaBlanc...............     16,153,554                            208,453
          (D)   Douglas H. McCorkindale.........     16,156,578                            205,429
          (E)   Thomas T. Mooney................     16,137,871                            224,136
          (F)   David R. Odenath, Jr............     16,160,076                            201,931
          (G)   Stephen Stoneburn...............     16,158,803                            203,204
          (H)   John R. Strangfeld, Jr..........     16,160,076                            201,931
          (I)   Clay T. Whitehead...............     16,140,906                            221,101

With respect to all Funds of Prudential Diversified Funds:
                                                      Votes for      Votes against       Abstentions
                                                     -----------     -------------      --------------
(2)       PricewaterhouseCoopers LLP............     16,014,097         55,890             292,020
(3)       Approval of certain changes to the Moderate Conservative Growth Fund's fundamental investment restrictions regarding
          (A)   Diversification.................      3,405,197         31,552             167,545
          (B)   Engaging in margin
                transactions....................      3,407,251         19,144             177,899
          (C)   Issuing senior securities,
                borrowing and pledging assets...      3,391,626         38,597             174,071
          (D)   Investing in real estate........      3,426,117         31,053             147,124
          (E)   Making loans....................      3,405,754         41,410             157,130
          (F)   Concentration...................      3,388,465         22,710             193,119
          (G)   Selling securities short........      3,338,609         81,319             184,366
          (H)   Investing for the purpose of
                exercising control..............      3,381,849         55,977             166,468

--------------------------------------------------------------------------------
                                       31

Prudential Mutual Fund Family
-------------------------------------------------------------------------------
Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
  Prudential Small-Cap Index Fund
  Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
  Small Capitalization Growth Fund
  Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
  Prudential Developing Markets Equity Fund
  Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
  Prudential Europe Index Fund
  Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
  International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
  Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
  Income Portfolio
Target Funds
  Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
  Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series

COMMAND Funds
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852

---------------------------------------
visit our website at www.prudential.com
---------------------------------------

Fund Symbols       NASDAQ       CUSIP
     Class A         --       74432F109
     Class B         --       74432F208
     Class C         --       74432F307
     Class Z       PDCZX      74432F406

Trustees
Eugene C. Dorsey
Robert F. Gunia
Robert E. LaBlanc
Douglas H. McCorkindale
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
John R. Strangfeld
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
David F. Connor, Secretary
William V. Healey, Assistant Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza, Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue, New York, NY 10017

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue, New York, NY 10166

Pacific Investment Management Company
840 Newport Center Dr., Newport Beach, CA 92660

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO) Printed on Recycled Paper

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852
                                       BULK RATE
                                     U.S. POSTAGE
                                         PAID
                                      Permit 6807
                                      New York, NY

MF186E6      74432F109       74432F208      74432F307       74432F406

(LOGO) Printed on Recycled Paper

(ICON)

Semi Annual Report January 31, 2000

Prudential
Diversified High Growth Fund

(LOGO)

A Message From the Fund's President                              March 16, 2000
-------------------------------------------------------------------------------
(PHOTO)

Dear Shareholder,
The six months ended January 31, 2000, were generally very difficult for any investment securities except technology and biotechnology stocks, yet Prudential Diversified High Growth Fund's Class A shares returned 12.19%. They beat the 9.37% Lipper Multi-Cap Core Fund Average primarily because of their growth stocks and some value technology investments. Including sales charges, the Fund's Class A shares returned 6.58%.

Diversification can dilute the impact that the occasional extreme market movement can have on your portfolio. Over this reporting period, many economic sectors of the S&P 500 Index (primarily value sectors) faced falling average prices, while technology stocks in that Index averaged almost 10 times the return of the second-highest performing sector. The result was the largest price gap in the past 30 years between the most expensive fifth of the Index's stocks and the others. Among small caps, Russell 2000 technology stocks rose 74%, while most other sectors declined. The diversification of Prudential Diversified High Growth Fund allowed you to benefit from the large, but narrow, technology gains without being wholly exposed to this volatile sector.

Our reporting period included the falling markets in January 2000 as well as the exuberant technology stock surge at the end of 1999. In an uncertain environment, diversification is particularly important. Prudential Diversified Funds' one-purchase selection makes it easy.

Yours sincerely,

John R. Strangfeld
President
Prudential Diversified Funds

Investment Advisers' Report
-------------------------------------------------------------------------------

Investment Advisers
Prudential Investments Fund
- John Van Belle, Ph.D
- Stacie Mintz

Sub-Advisers
(PRUDENTIAL INVESTMENTS LOGO)

(LAZARD LOGO)

(FRANKLIN TEMPLETON LOGO)

(JENNISON ASSOCIATES LOGO)

(DREYFUS LOGO)

(PIMCO LOGO)


Investment Goals and Style
The Fund seeks to provide long-term capital appreciation. It invests in a diversified portfolio of stocks. There can be no assurance that the Fund will achieve its investment objective.

The investment context
For five of the six months that made up our reporting period, the economy was beset by uncertainties about how information systems would behave during the changeover to the year 2000. Many businesses and homeowners stocked up on vital supplies, while the U.S. Federal Reserve allowed the money supply to rise. However, this drove the U.S. economy to a pace widely believed to be unsustainable. The S&P 500 returned 5.6% over this period, but almost all of this gain was contributed by technology stocks. Stocks of basic materials companies, consumer staples, financials, energy firms, utilities, and even communications services declined, while S&P 500 technology stocks rose about 30%.

The extreme narrowness of this market was disconcerting to investment professionals because it was clearly disproportionate to differences in earnings potential. Moreover, volatility in the market--the ups and downs of individual stock prices--has been increasing for some time and is unusually high. This increases the uncertainty about whether most investors will continue with their current enthusiasm for technology or search out the less expensive stocks on the market. Prudential Diversified High Growth Fund, with its allocation to both growth and value stock investment styles, is wholly exposed to neither alternative.

Internationally, developed country markets performed somewhat better than the large-cap U.S. market average. However, the preference for technology stocks is becoming widespread. The Morgan Stanley Capital International (MSCI) World Information Technology Index rose 42%, almost five times the gain of the overall MSCI World Index.

Our performance
Prudential Diversified High Growth Fund benefited from the 40% of its assets allocated to growth-style investing and from the strong performance of its growth managers. More than a third of its large-cap growth portfolio was invested in technology stocks on January 31, including the seven largest contributors to the period's large-cap growth return. These included Cisco Systems, Nokia, and JDS Uniphase. However, the growth holdings also had above-benchmark returns from the Fund's focuses on the consumer staples (such as Home Depot), healthcare, and intermediate goods and services (business-to-business commerce) sectors. The strength of these holdings more than offset the weakness of the Fund's large-cap value stocks. Although the value portion of the portfolio benefited from some technology stocks pur-chased at bargain prices--including National Semiconductor, Seagate Technology, and Hitachi--the gains of these holdings were outweighed by the poor performance of the Fund's focuses in hospital management, tobacco, forest products, and insurance. The value portion of the portfolio lost ground.

Among small-cap stocks, the very strong gains of our growth holdings again compensated for the poor performance of the value stocks. Our growth holdings had a substantial focus in technology, which benefited as technology investors looked for better prices among small-cap stocks. Small-cap technology stocks rose very sharply over our reporting period. The interest in smaller companies did not extend to value stocks, however. They fell in value over our reporting period. Our small-cap value holdings fared particularly poorly because of an emphasis on financial stocks, whose earnings prospects are hurt by rising interest rates. The Federal Reserve raised short-term interest rates four times between June 30, 1999, and February 2, 2000.

Although our international holdings made a significant positive contribution to the Fund's return, they trailed their benchmark index. The movement toward growth stocks--and technology in particular--was global, whereas our holdings are managed in a value style. They were focused on companies with strong global brands and excellent long-term earnings prospects. However, the prices of many of these companies are now at historic lows in comparison to their earnings and represent exceptional value. Historically, although not indicative of future performance, when prices of the most and least expensive stocks have diverged this widely, they have returned toward normal relationships either by a decline in the high-priced stocks or a gain in the inexpensive ones. In either case, we believe that the relative performance of our international holdings should benefit.

Cumulative Total Returns1                      As of 1/31/00

                                     Six         One            Since
                                    Months       Year         Inception2
Class A                             12.19%      18.24%         29.24%
Class B                             11.70       17.43          28.12
Class C                             11.70       17.43          28.12
Class Z                             12.16       18.51          29.65
Lipper Multi-Cap Core Fund Avg.3     9.37       13.44          23.39

Average Annual Total Returns1                              As of 1/31/00

                                                 One            Since
                                                 Year         Inception2
Class A                                         12.33%          18.62%
Class B                                         12.43           19.69
Class C                                         15.26           21.07
Class Z                                         18.51           24.12

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/18/98.

3 Lipper average returns are for all funds in each share class for the six-month, one-year, and since inception periods in the Multi-Cap Core Fund category. The Lipper average is unmanaged. Multi-Cap Core funds, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P(R) Mid-Cap 400 Index. Multi-Cap Core funds have wide latitude in the companies in which they invest.

S&P(R) is a registered trademark of The McGraw-Hill Companies, Inc.

What Is Diversification?
-------------------------------------------------------------------------------
Diversification--spreading your investments over many different securities--is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Moreover, when we rebalance our portfolio to restore the original weighting of different asset classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.

How diversification works
Mutual funds not only provide professional money management; they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles--between stocks and bonds, value and growth stocks, and investment-grade and high-yield bonds--it is less likely that all the securities you own will move in the same direction at one time. Prudential Diversified Funds provide more of this buffering than a fund investing in only one asset class. We believe this will result in more consistent returns over time.

Rebalancing--Diversified High Growth Fund has a target allocation for each asset class. As some perform better than others, the portfolio will drift from this original target: the securities that rise most will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell certain securities in appreciated asset classes to maintain the balance. This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time.

Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in Prudential Diversified High Growth Fund.

Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult. Prudential Diversified Funds do it all for you.

Glossary of Terms
Asset classes are classifications of investments. The most basic classification of securities is among stocks, bonds, and money market investments.

Stocks are shares of ownership in a firm. Owners share in the profits, after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions.

Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged index of 500 stocks of large U.S. companies.

The Morgan Stanley Capital International (MSCI) World Index is a weighted, unmanaged index of performance of approximately 1,500 securities listed on the stock exchanges of the United States, Europe, Canada, Australasia, and the Far East.

The MSCI World Information Technology Index invests across 22 countries in companies that are represented in the Software and Services and the Technology Hardware and Equipment industries.

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--91.6%
COMMON STOCKS
------------------------------------------------------------
Advertising--0.5%
   6,700     Omnicom Group Inc.                    $    627,706
   2,700     True North Communications, Inc.            112,219
                                                   ------------
                                                        739,925
------------------------------------------------------------
Aerospace/Defense--0.7%
   6,100     Boeing Co.                                 270,306
  55,700     British Aerospace PLC
                (United Kingdom)(a)                     298,182
  10,450     Gencorp Inc.                                84,906
  20,500     Loral Space & Communications, Inc.         402,313
                                                   ------------
                                                      1,055,707
------------------------------------------------------------
Airlines--0.3%
   4,200     Alaska Air Group, Inc.(a)                  133,875
  15,000     Deutsche Lufthansa AG (Germany)(a)         308,087
                                                   ------------
                                                        441,962
------------------------------------------------------------
Aluminum--0.7%
  12,500     Alcoa Inc.                                 871,094
   4,475     Reliance Steel & Aluminum Co.               92,856
                                                   ------------
                                                        963,950
------------------------------------------------------------
Apparel--0.1%
   6,800     Kellwood Co.                               119,850
------------------------------------------------------------
Appliances--0.2%
  16,400     Electrolux AB, Ser. B (Sweden)             346,733
------------------------------------------------------------
Audio/Video--0.3%
   1,750     Harman International Industries,
                Inc.                                    102,156
   5,000     Gemstar International Group Ltd.(a)        331,875
                                                   ------------
                                                        434,031
------------------------------------------------------------
Auto-Rental--0.1%
   5,200     Rent-Way, Inc.(a)                     $     93,600
------------------------------------------------------------
Auto & Truck--1.0%
   4,800     Arvin Industries, Inc.                     111,300
   4,600     Borg-Warner Automotive, Inc.               154,675
   4,760     DaimlerChrysler AG (Germany)               306,645
   1,947     Delphi Automotive Systems Corp.             33,707
   3,900     General Motors Corp.                       313,706
   8,400     GKN PLC (United Kingdom)                   105,368
 112,000     Nissan Motor Co., Ltd. (Japan)(a)          532,439
                                                   ------------
                                                      1,557,840
------------------------------------------------------------
Banking--4.9%
   6,950     BancorpSouth, Inc.                         106,856
  16,500     Bank of New York Co., Inc.                 670,312
   1,300     Bank United Corp. (Class 'A' Stock)         33,719
   4,600     Banknorth Group, Inc.                      121,325
   3,400     Banque Nationale de Paris (France)         268,018
   3,350     BSB Bancorp, Inc.                           64,278
   6,100     Chase Manhattan Corp.                      490,669
   2,800     City National Corp.                         97,650
   2,850     CORUS BankShares, Inc.                      70,716
  12,200     Cullen/Frost Bankers, Inc.                 303,475
   7,140     CVB Financial Corp.                        167,790
     400     First Citizens BancShares, Inc.             24,350
  27,000     Fuji Bank Ltd. (Japan)                     268,289
  12,000     Golden State Bancorp, Inc.(a)              169,500
   4,050     Harbor Florida Bancshares, Inc.             45,562
  33,600     HSBC Holdings PLC (United Kingdom)         398,381
   4,100     Hypo Vereinsbank (Germany)                 242,647
  31,000     Industrial Bank of Japan, Ltd.
                (Japan)                                 298,499
   7,500     ING Groep NV (Netherlands)                 375,468
   6,900     MAF Bancorp, Inc.                          130,669
  19,300     Merita PLC (Finland)                       106,919
   9,800     National Westminster Bank PLC
                (United Kingdom)                        187,962

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Banking (cont'd.)
   6,350     North Fork Bancorporation, Inc.       $    107,950
  36,850     Overseas-Chinese Banking Corp.,
                Ltd. (Singapore)                        313,939
   9,100     Peoples Heritage Financial Group,
                Inc.                                    133,656
   2,900     Queens County Bancorp Inc.                  66,156
  23,000     Sakura Bank, Ltd. (Japan)                  145,787
  20,100     Sao Paolo Imi SpA (Italy)                  238,303
   7,600     Silicon Valley Bancshares(a)               423,700
  65,105     Sumitomo Trust & Banking Co., Ltd.
                (Japan)                                 397,912
  20,000     Svenska Handelsbanken, Ser. A
                (Sweden)                                232,283
  42,904     United Overseas Bank, Ltd.
                (Singapore)                             315,100
   3,750     Washington Federal, Inc.                    62,812
   3,250     WestAmerica Bancorporation                  82,062
                                                   ------------
                                                      7,162,714
------------------------------------------------------------
Building & Construction--1.1%
   6,300     American Standard Companies Inc.(a)        236,250
   4,000     Building One Services Corp.(a)              39,750
   7,600     Centex Corp.                               167,200
  16,900     D.R. Horton, Inc.                          195,406
   5,900     M.D.C. Holdings, Inc.                       83,338
  15,550     Pulte Corp.                                271,153
   2,550     Southdown, Inc.                            127,659
   2,300     Texas Industries, Inc.                      84,094
   7,450     Thomas Industries, Inc.                    138,756
   4,700     Toll Brothers Inc.(a)                       79,900
   4,050     U.S. Home Corp.(a)                          96,947
   7,800     Webb (Del E.) Corp.                        142,350
                                                   ------------
                                                      1,662,803
------------------------------------------------------------
Casino Services--0.0%
   1,200     Anchor Gaming(a)                            53,550
------------------------------------------------------------
Chemicals--1.0%
   6,100     Akzo Nobel NV (Netherlands)                251,761
   4,175     Cytec Industries Inc.(a)                   105,419
   5,900     Eastman Chemical Co.                       235,263
   2,550     Geon Co.                                    74,109
   7,550     Grace (W.R.) & Co.(a)                 $     89,184
   1,250     H.B. Fuller Co.                             81,250
  30,500     Imperial Chemical Industries PLC
                (United Kingdom)                        243,373
   4,150     Lubrizol Corp.                             122,944
  10,450     Omnova Solutions Inc.                       78,375
   4,550     Spartech Corp.                             116,594
                                                   ------------
                                                      1,398,272
------------------------------------------------------------
Computer Services--4.4%
  12,700     Affiliated Computer Services,
                Inc.(a)                                 504,825
   3,100     Ancor Communications, Inc.(a)              116,637
     500     AnswerThink Consulting Group,
                Inc.(a)                                  16,281
   4,750     Brooktrout Inc.(a)                         127,359
  17,500     Catapult Communications Corp.(a)           199,062
   3,800     CIBER, Inc.(a)                              85,738
  14,500     Cisco Systems, Inc.(a)                   1,587,750
   3,300     Comverse Technology, Inc.(a)               473,137
   5,400     Equant NV (Netherlands)(a)                 558,562
   2,000     Exodus Communications, Inc.(a)             229,750
     600     Getronics NV (Netherlands)(a)               38,566
   2,400     Juniper Networks, Inc.(a)                  324,750
   6,200     Luminant Worldwide Corp.(a)                194,525
  16,200     NetSolve, Inc.(a)                          592,312
   2,625     RadiSys Corp.(a)                           106,969
   3,400     RSA Security, Inc.(a)                      184,875
     500     Sapient Corp.(a)                            44,188
   8,500     Sun Microsystems, Inc.(a)                  667,781
  16,000     Whittman-Hart, Inc.(a)                     568,000
                                                   ------------
                                                      6,621,067
------------------------------------------------------------
Computers--3.5%
   6,000     Citrix Systems, Inc.(a)                    823,500
  22,500     Compaq Computer Corp.                      615,938
  11,400     Dell Computer Corp.(a)                     438,188
   7,000     EMC Corp.(a)                               745,500
  14,000     Hewlett-Packard Co.                      1,515,500
   3,900     International Business Machines
                Corp.                                   437,531
  14,400     Seagate Technology, Inc.(a)                576,900
                                                   ------------
                                                      5,153,057

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Consumer Products--0.5%
   4,375     Fossil Inc.(a)                        $     85,039
     300     Hitachi Ltd. ADR (Japan)                    42,900
   1,600     Libbey, Inc.                                41,200
  11,600     Tandy Corp.                                566,950
   3,900     Tupperware Corp.                            63,619
                                                   ------------
                                                        799,708
------------------------------------------------------------
Cosmetics/Toiletries--0.5%
   6,600     Estee Lauder Co., Inc. (Class 'A'
                Stock)                                  337,425
  13,000     Kao Corp. (Japan)                          355,052
                                                   ------------
                                                        692,477
------------------------------------------------------------
Diversified Manufacturing--2.0%
   2,100     Corning, Inc.                              323,925
   4,100     CUNO, Inc.(a)                               95,838
   7,600     General Electric Co.                     1,013,650
  53,100     Invensys PLC (United Kingdom)              258,265
   5,250     Siemens AG (Germany)                       708,564
   9,500     Thyssen Krupp AG (Germany)(a)              239,547
   6,900     Veba AG (Germany)                          286,854
                                                   ------------
                                                      2,926,643
------------------------------------------------------------
Diversified Operations--0.7%
  44,200     Granada Group PLC (United Kingdom)         440,686
   9,105     Sumitomo Electric Industries, Ltd.
                (Japan)                                 120,687
   5,198     Vivendi (France)                           529,526
                                                   ------------
                                                      1,090,899
------------------------------------------------------------
Electronics--1.6%
     900     Credence Systems Corp.(a)                   76,388
   2,000     Hadco Corp.(a)                              79,500
   2,950     Koninklijke (Royal) Phillips
                Electronics NV (Netherlands)            430,745
   2,150     L-3 Communications Holdings,
                Inc.(a)                                  86,537
   4,500     Polycom, Inc.(a)                           271,687
   3,000     Sony Corp. (Japan)                         753,915
   5,100     TDK Corp. ADR (Japan)                 $    545,700
   2,150     Tecumseh Products Co.(a)                    98,094
                                                   ------------
                                                      2,342,566
------------------------------------------------------------
Electronic Components--5.4%
   4,058     ABB Ltd. (Switzerland)                     446,714
   1,200     Applied Micro Circuits Corp.(a)            177,300
  15,100     Arrow Electronics, Inc.(a)                 317,100
   3,100     ATMI, Inc.(a)                              107,725
   5,500     Avnet, Inc.                                295,281
   4,450     Belden, Inc.                                95,953
   2,250     CTS Corp.                                  157,922
   4,000     Cypress Semiconductor Corp.(a)             134,000
   2,400     Electroglas, Inc.(a)                        70,650
   7,800     Flextronics International Ltd.
                (Singapore)(a)                          387,563
  16,500     Gentex Corp.(a)                            495,000
   2,300     Idacorp Inc.                                77,194
   3,100     KEMET Corp.(a)                             147,444
  12,000     Novellus Systems, Inc.(a)                  589,500
   5,900     Optical Coating Laboratory, Inc.         2,241,262
   4,000     Pioneer-Standard Electronics, Inc.          54,563
   4,600     PMC-Sierra, Inc.(a)                        830,300
   2,950     Rogers Corp.(a)                            112,100
   2,950     Semtech Corp.(a)                           177,000
   8,600     Texas Instruments, Inc.                    927,725
   2,800     Veeco Instruments Inc.(a)                  153,650
                                                   ------------
                                                      7,995,946
------------------------------------------------------------
Fertilizers--0.1%
   2,400     Potash Corp. of Saskatchewan Inc.          125,550
------------------------------------------------------------
Fiber Optics--0.7%
     800     C-COR.net Corp.(a)                          17,100
   2,800     JDS Uniphase Corp.(a)                      571,025
   5,900     Metromedia Fiber Network, Inc.(a)          399,356
                                                   ------------
                                                        987,481
------------------------------------------------------------
Financial Services--4.8%
     800     Acom Co., Ltd. (Japan)(a)                   93,289
   2,100     Allied Capital Corp.                        38,850
   2,700     American Express Company                   444,994

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Financial Services (cont'd.)
  12,200     Bank of America Corp.                 $    590,937
   1,250     Blanch (E.W.) Holdings, Inc.                60,469
   2,600     Chittenden Corp.                            73,612
  22,950     Citigroup Inc.                           1,318,191
   1,100     Dain Rauscher Corp.                         55,413
   7,500     Doral Financial Corp.                       77,812
   6,850     Downey Financial Corp.                     131,862
   4,550     Eaton Vance Corp.                          186,266
   8,600     Federated Investors Inc.                   169,850
  11,600     Financial Security Assurance
                Holdings Ltd.                           640,175
  29,400     Halifax Group PLC
                (United Kingdom)(a)                     255,533
  10,200     John Hancock Financial Services            177,862
   1,600     Knight/Trimark Group, Inc.(a)               50,600
   8,500     Labranche & Co., Inc.(a)                   116,875
   1,800     Merrill Lynch & Co., Inc.                  156,150
   5,000     Metris Companies Inc.                      183,125
   1,200     Morgan (J.P.) & Co., Inc.                  147,375
  12,000     Morgan Stanley Dean Witter Discover
                & Co.                                   795,000
   1,300     Mortgage.com, Inc.(a)                        7,069
   3,000     Orix Corp. (Japan)                         559,284
   3,800     Promise Co., Ltd. (Japan)                  261,764
   3,913     Radian Group Inc.                          157,743
   5,200     Webster Financial Corp.                    120,900
   2,400     Whitney Holding Corp.                       78,600
                                                   ------------
                                                      6,949,600
------------------------------------------------------------
Food & Beverage--1.5%
   1,350     Adolph Coors Co.                            65,475
  30,000     Asahi Breweries, Ltd. (Japan)              293,904
  29,500     Cadbury Schweppes PLC
                (United Kingdom)                        164,012
   2,950     Corn Products International, Inc.           67,850
  30,800     Diageo PLC (United Kingdom)                229,316
   4,500     Flowers Industries, Inc.                    43,875
   6,900     Heineken NV (Netherlands)                  355,137
   3,200     J & J Snack Foods Corp.(a)                  61,200
  25,100     Nabisco Group Holding Corp.                216,487
   3,500     Performance Food Group Co.(a)         $     80,719
   6,450     Riviana Foods Inc.                         105,619
  15,800     Sara Lee Corp.                             291,312
  33,425     Unilever PLC (United Kingdom)              205,445
   3,650     Universal Foods Corp.                       67,069
                                                   ------------
                                                      2,247,420
------------------------------------------------------------
Forestry & Paper--0.1%
   7,500     Georgia-Pacific Corp. (Timber
                Group)                                  162,656
------------------------------------------------------------
Funeral Services--0.1%
  19,900     Service Corp. International(a)              90,794
------------------------------------------------------------
Gas Distribution--0.4%
   8,100     Energen Corp.                              139,725
   7,900     KeySpan Corp.                              185,156
   5,200     ONEOK, Inc.                                135,850
   3,500     WICOR, Inc.                                103,469
                                                   ------------
                                                        564,200
------------------------------------------------------------
Health Care--3.4%
   5,850     Apria Healthcare Group, Inc.(a)            117,000
  39,100     Columbia/HCA Healthcare Corp.            1,067,919
  30,600     Foundation Health Systems, Inc.            313,650
   3,400     Healthsouth Corp.(a)                       183,700
   1,163     LifePoint Hospitals, Inc.(a)                15,700
   6,900     PacifiCare Health Systems, Inc.(a)         291,956
   9,000     PAREXEL International Corp.(a)             119,250
  46,100     Tenet Healthcare Corp.(a)                1,048,775
   1,063     Triad Hospitals, Inc.(a)                    18,204
   2,950     Trigon Healthcare, Inc.(a)                  89,791
  12,500     United Healthcare Corp.                    662,500
  14,400     Wellpoint Health Networks Inc.(a)          979,200
                                                   ------------
                                                      4,907,645
------------------------------------------------------------
Home Furnishings--0.2%
   7,325     Ethan Allen Interiors, Inc.                183,125
   5,250     Furniture Brands International,
                Inc.(a)                                  89,250
                                                   ------------
                                                        272,375

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Hotels--0.2%
  22,100     Hilton Hotels Corp.                   $    186,469
  39,400     MeriStar Hotels & Resorts, Inc.(a)         130,512
   4,300     Park Place Entertainment Corp.(a)           45,150
                                                   ------------
                                                        362,131
------------------------------------------------------------
Human Resources--0.3%
   2,650     CDI Corp.(a)                                61,778
   4,300     Interim Services Inc.(a)                   107,769
  10,000     RemedyTemp, Inc.(a)                        215,625
                                                   ------------
                                                        385,172
------------------------------------------------------------
Instruments--0.4%
   7,400     Mettler-Toledo International
                Inc.(a)                                 235,875
   3,900     Waters Corp.(a)                            288,112
                                                   ------------
                                                        523,987
------------------------------------------------------------
Insurance--4.6%
   1,241     Allianz AG (Germany)                       404,309
   3,900     American Financial Group Inc.               83,362
   2,800     American General Corp.                     172,025
   9,800     American International Group, Inc.       1,020,425
   2,800     Annuity And Life Re (Holdings),
                Ltd.                                     68,950
   2,300     Arthur J. Gallagher & Co.                  123,625
   2,900     AXA (France)                               362,671
  14,700     AXA Financial, Inc.                        478,669
  14,200     Chubb Corp.                                798,750
   2,400     Commerce Group, Inc.                        62,100
   3,340     Fidelity National Financial, Inc.           41,750
   3,100     First American Financial Corp.              36,813
   3,500     Foremost Corporation of America             99,969
   3,003     Medical Assurance, Inc.(a)                  65,691
   3,200     Milacron Inc.                               38,600
   4,050     MONY Group Inc.                            109,350
   4,000     Mutual Risk Management, Ltd.                65,500
  19,400     Old Republic International Corp.           235,225
   2,800     PartnerRe Ltd.                              81,200
   7,650     Presidential Life Corp.                    126,225
   4,400     Professionals Group, Inc.(a)                99,000
   2,950     Protective Life Corp.                       82,047
  16,700     Prudential Corp. PLC (United
                Kingdom)                                309,491
   1,500     Quotesmith.com, Inc.(a)                     15,281
  13,700     Reinsurance Group of America, Inc.         303,112
  40,617     Royal & Sun Alliance Insurance
                Group (United Kingdom)             $    265,592
  19,200     SAFECO Corp.                               470,400
   6,100     St. Paul Companies, Inc.                   184,144
   4,400     Terex Corp.                                100,100
   4,200     Tokio Marine & Fire Insurance Co.
                Ltd, ADR (Japan)                        220,762
     605     Zurich Versicherungs-Gesellschaft
                (Switzerland)                           279,902
                                                   ------------
                                                      6,805,040
------------------------------------------------------------
Leisure--0.1%
   2,400     Gaylord Entertainment Co.(a)                66,900
   3,400     SFX Entertainment, Inc.(a)                 110,712
                                                   ------------
                                                        177,612
------------------------------------------------------------
Machinery--0.8%
   1,600     Helix Technology Corp.                      77,800
   6,550     IDEX Corp.                                 176,031
   2,850     Imation Corp.(a)                            86,213
   5,800     JLG Industries, Inc.                        48,575
   3,250     Kulicke & Soffa Industries, Inc.(a)        170,016
  12,800     Lincoln Electric Holdings Inc.             250,400
   3,250     Manitowoc Co., Inc.                         88,766
   1,200     Mannesmann AG, ADR (Germany)               325,803
   3,150     Trinity Industrial Corp. (Japan)            73,631
                                                   ------------
                                                      1,297,235
------------------------------------------------------------
Manufacturing--0.5%
   1,900     AptarGroup, Inc.                            41,800
   1,750     Compagnie de Saint Gobain (France)         246,188
   4,100     Compagnie Generale des
                Etablissements Michelin, Ser. B
                (France)                                143,639
   1,500     Nintendo Co., Ltd. (Japan)                 276,287
                                                   ------------
                                                        707,914
------------------------------------------------------------
Media--1.9%
  18,400     CBS Corp.(a)                             1,072,950
  10,000     Clear Channel Communications,
                Inc.(a)                                 863,750
   2,200     Cumulus Media Inc.(a)                       85,938
   1,450     Entercom Communications Corp.(a)            77,031

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Media (cont'd.)
   2,200     Time Warner, Inc.                     $    175,863
   4,500     Univision Communications, Inc.(a)          482,062
     100     Wink Communications, Inc.(a)                 5,825
                                                   ------------
                                                      2,763,419
------------------------------------------------------------
Medical Products & Services--2.7%
   9,900     Amgen Inc.(a)                              630,506
   9,569     AstraZeneca Group PLC
                (United Kingdom)(a)                     353,899
   6,500     Bristol-Myers Squibb Co.                   429,000
   5,450     Cell Genesys, Inc.(a)                       80,387
   2,950     Datascope Corp.(a)                         106,569
   4,000     Dura Pharmaceuticals, Inc.(a)               62,000
   2,900     Genetech Inc.(a)                           407,450
   6,900     Glaxo Holdings PLC, ADR
                (United Kingdom)                        363,975
   2,550     Gliatech Inc.(a)                            38,409
  10,000     Inhale Therapeutic Systems, Inc.(a)        584,375
     400     P E Corp-Celera Genomics(a)                 80,575
   2,250     Patterson Dental Co.(a)                     98,016
   2,300     PerkinElmer, Inc.                          115,144
   1,750     ResMed, Inc.(a)                             75,141
  11,000     Sankyo Co., Ltd. (Japan)(a)                257,364
  15,100     Smithkline Beecham PLC
                (United Kingdom)                        180,857
   1,850     TLC Laser Eye Centers Inc.(a)               25,206
                                                   ------------
                                                      3,888,873
------------------------------------------------------------
Metals--0.6%
  41,100     Broken Hill Proprietary Co., Ltd.
                (Australia)                             489,717
   3,100     Cleveland-Cliffs Inc.                       86,606
   4,850     Commercial Metals Co.                      154,291
   2,850     Kaydon Corp.                                77,128
   2,150     Precision Castparts Corp.                   55,094
                                                   ------------
                                                        862,836
------------------------------------------------------------
Mining--0.5%
  26,300     Freeport-McMoRan Copper & Gold,
                Inc.(a)                                 420,800
  19,200     Newmont Mining Corp.                       391,200
                                                   ------------
                                                        812,000

------------------------------------------------------------
Office Equipment & Supplies--0.6%
   2,550     Banta Corp.                           $     48,450
  16,000     Canon, Inc. (Japan)                        654,735
   3,500     Kimball International, Inc.
                (Class 'B' Stock)                        53,594
  18,100     Lanier Worldwide, Inc.(a)                   63,350
   4,800     Wallace Computer Services, Inc.             52,500
                                                   ------------
                                                        872,629
------------------------------------------------------------
Oil Field Machinery & Equipment--0.0%
   6,050     Varco International, Inc.                   61,256
------------------------------------------------------------
Oil & Gas--2.7%
   2,200     Amerada Hess Corp.                         117,013
   6,900     Atlantic Richfield Co.                     531,300
  52,400     ENI SpA (Italy)                            246,058
  10,850     Helmerich & Payne, Inc.                    254,975
   3,977     Kerr-McGee Corp.                           220,226
  14,800     Marine Drilling Companies, Inc.(a)         284,900
  17,200     Newfield Exploration Co.(a)                473,000
   9,700     Nuevo Energy Co.(a)                        179,450
   8,100     Occidental Petroleum Corp.                 160,987
   1,900     SEACOR SMIT Inc.                            87,638
  11,433     Total Fina SA ADR (France)                 711,704
   4,520     Total Fina SA (France)                     557,811
   2,400     Ultramar Diamond Shamrock Corp.             52,500
   2,800     Valero Energy Corp.                         63,525
                                                   ------------
                                                      3,941,087
------------------------------------------------------------
Oil & Gas Exploration/Production--0.6%
   2,650     Atwood Oceanics, Inc.(a)                   108,153
   4,450     Berry Petroleum Company                     64,803
  49,500     BP Amoco PLC (United Kingdom)              436,645
   4,800     Equitable Resources, Inc.                  165,600
   4,150     Mitchell Energy & Development
                Corp.(a)                                 93,375
                                                   ------------
                                                        868,576
------------------------------------------------------------
Paper & Related Products--3.3%
   3,750     Ball Corp.                                 136,406
   2,650     Chesapeake Corp.                            69,066
   5,200     Fort James Corp.                           139,100

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Paper & Related Products (cont'd.)
  17,100     Georgia-Pacific Group                 $    696,825
   5,200     Glatfelter (P.H.) Co.                       64,025
  12,200     International Paper Co.                    581,025
  14,800     Mead Corp.                                 551,300
  10,000     Nippon Paper Industries Co., Ltd.
                (Japan)                                  68,978
   5,200     Pope & Talbot, Inc.                         83,200
   3,750     Potlatch Corp.                             150,938
   5,500     Rayonier Inc.                              236,500
   7,600     Temple-Inland Inc.                         425,125
   8,200     UPM-Kymmene Oyj (Finland)                  304,701
   9,600     Weyerhaeuser Co.                           550,800
  15,600     Willamette Industries, Inc.                639,600
                                                   ------------
                                                      4,697,589
------------------------------------------------------------
Pharmaceuticals--2.4%
   1,850     Alpharma Inc.                               62,900
  11,700     American Home Products Corp.               550,631
  12,051     Aventis SA (France)                        632,531
   4,450     Bindley Western Industries Inc.             75,928
   2,025     King Pharmaceuticals, Inc.(a)              119,475
   5,200     Merck & Co., Inc.                          409,825
   5,650     Ocular Sciences, Inc.(a)                   114,413
      32     Roche Holdings AG (Switzerland)            343,578
  12,200     Warner-Lambert Co.                       1,158,237
                                                   ------------
                                                      3,467,518
------------------------------------------------------------
Photography--0.8%
  18,600     Eastman Kodak Co.                        1,150,875
------------------------------------------------------------
Publishing--0.3%
  41,600     Reed International PLC
                (United Kingdom)                        356,858
------------------------------------------------------------
Real Estate-Development--0.1%
   7,650     Catellus Development Corp.(a)               95,625
------------------------------------------------------------
Real Estate Investment Trust--1.1%
     700     Alexandria Real Estate Equities,
                Inc.                                     20,650
   5,100     Bradley Real Estate, Inc.                   86,700
   4,200     BRE Properties, Inc.                        92,400
   5,000     Cabot Industrial Trust                      97,500
   2,700     Developers Diversified Reality
                Corp.                              $     35,100
   7,950     Franchise Finance Corp. of America         190,800
   3,500     Gables Residential Trust                    75,906
   1,500     General Growth Properties, Inc.             42,750
  10,800     Glenborough Realty Trust Inc.              147,150
   3,400     Health Care Property Investors Inc.         86,913
   4,200     Health Care REIT, Inc.                      67,725
   3,750     Hospitality Properties Trust                73,359
  16,400     MeriStar Hospitality Corp.                 267,525
   7,350     Nationwide Health Properties, Inc.          99,225
   7,900     Reckson Associates Reality Corp.           156,025
   1,100     SL Green Reality Corp.                      23,925
                                                   ------------
                                                      1,563,653
------------------------------------------------------------
Restaurants--1.0%
  11,700     CKE Restaurants, Inc.                       75,319
  48,300     Darden Restaurants, Inc.                   766,762
  11,400     McDonald's Corp.                           423,938
  23,150     Ryan's Family Steak Houses, Inc.(a)        206,903
                                                   ------------
                                                      1,472,922
------------------------------------------------------------
Retail--4.3%
   3,600     American Eagle Outfitters Inc.(a)          130,725
   3,100     BJ's Wholesale Club, Inc.(a)               108,500
   3,500     Buckle, Inc.                                54,906
     600     Chemdex Corp.(a)                            58,500
  10,500     Consolidated Stores Corp.(a)               149,625
   2,700     Department 56, Inc.                         51,806
  22,100     Dillard's, Inc. (Class 'A' Stock)          424,044
  15,325     GAP, Inc.                                  684,836
  36,100     Great Universal Stores PLC
                (United Kingdom)                        231,966
  22,100     Home Depot, Inc.                         1,251,412
  32,300     IKON Office Solutions Inc.                 260,419
   2,700     Jack in the Box Inc.(a)                     55,519
  45,300     Kmart Corp.(a)                             379,387
   8,100     Kohl's Corp.(a)                            568,012
   6,600     Micro Warehouse Inc.(a)                    125,400
   6,700     Pep Boys--Manny, Moe & Jack                 48,575
  11,650     Ross Stores, Inc.                          148,538
   5,200     Sears, Roebuck & Co.                       160,875
  40,400     Tesco PLC (United Kingdom)(a)              106,912
   5,400     Tiffany & Co.                              399,600
  15,000     Toys 'R' Us, Inc.(a)                       154,687

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
   9,800     Wal-Mart Stores, Inc.                 $    536,550
   3,800     Zale Corp.(a)                              135,850
                                                   ------------
                                                      6,226,644
------------------------------------------------------------
Semiconductors--1.9%
   4,000     Alpha Industries, Inc.(a)                  335,000
   5,400     Applied Materials, Inc.(a)                 741,150
   5,100     ESS Technology, Inc.(a)                     82,875
   5,900     Integrated Device Technology,
                Inc.(a)                                 168,150
  11,400     Intel Corp.                              1,127,887
   5,200     KLA-Tencor Corp.(a)                        304,850
                                                   ------------
                                                      2,759,912
------------------------------------------------------------
Software--5.4%
   5,000     Activision, Inc.(a)                         78,125
     200     Allaire Corp.(a)                            25,000
     100     Alteon Websystems, Inc.(a)                   9,838
     600     Ardent Software, Inc.(a)                    25,800
   6,500     America Online, Inc.(a)                    370,094
   3,250     Aspen Technology, Inc.(a)                  117,813
   4,900     AVT Corp.(a)                               109,637
     400     Bluestone Software, Inc.(a)                 35,250
   5,100     BroadVision, Inc.(a)                       649,294
  10,000     HNC Software Inc.(a)                       901,875
   5,900     I2 Technologies Inc.(a)                  1,136,487
     600     ITXC Corp.(a)                               64,500
  12,600     Intuit, Inc.(a)                            759,937
   4,600     Legato Systems, Inc.(a)                    115,863
   1,000     Liberate Technologies, Inc.(a)              78,813
  15,700     Microsoft Corp.(a)                       1,536,637
     700     Mission Critical Software, Inc.(a)          40,250
     900     NetIQ Corp.(a)                              50,400
   4,050     OneMain.com, Inc.(a)                        49,612
   4,100     Progress Software Corp.(a)                  88,663
     650     Proxicom, Inc.(a)                           65,650
     300     Software.com, Inc.(a)                       20,363
   4,000     Sybase, Inc.(a)                             95,250
   1,200     U.S. Interactive, Inc.(a)                   62,400
   9,000     VERITAS Software Corp.(a)                1,312,875
   4,800     Verity, Inc.(a)                            163,200
                                                   ------------
                                                      7,963,626
------------------------------------------------------------
Steel - Producers--0.1%
   4,250     AK Steel Holding Corp.                $     43,031
   2,300     Carpenter Technology Corp.                  55,200
                                                   ------------
                                                         98,231
------------------------------------------------------------
Telecommunications--9.8%
     100     AirGate PCS, Inc.(a)                         6,113
   3,500     Alcatel (France)                           692,723
   4,500     Allegiance Telecom, Inc.(a)                474,187
   6,700     ALLTEL Corp.                               447,225
  24,200     AT&T Corp.                               1,254,775
   7,400     British Telecommunications PLC
                (United Kingdom)                        143,877
   1,400     Broadcom Corp. (Class 'B' Stock)(a)        405,037
   4,700     Carrier Access Corp.(a)                    206,800
   4,134     Deutsche Telekom AG (Germany)(a)           278,350
  18,100     Harris Corp.(a)                            524,900
   2,200     Intermedia Communications Inc.(a)           94,600
   3,500     Level 3 Communications, Inc.(a)            412,781
   7,400     Millicom International Cellular SA
                (Luxembourg)(a)                         528,175
   5,300     Motorola, Inc.                             724,775
   2,700     Nextel Communications, Inc.(a)             287,212
   3,800     NEXTLINK Communications, Inc.(a)           320,625
      28     Nippon Telegraph & Telephone Corp.
                (Japan)                                 422,819
   7,100     Nokia Corp. ADR (Finland)(a)             1,299,300
   6,000     NTL Inc.(a)                                754,875
      22     NTT Mobile Communications (Japan)          746,458
  13,325     Pacific Gateway Exchange, Inc.(a)          261,503
   1,100     Plantronics Inc.                            78,788
  40,900     Portugal Telecom SA (Portugal)             484,111
     600     QUALCOM, Inc.(a)                            76,200
  23,500     Qwest Communications International,
                Inc.(a)                                 925,312
   6,400     Tele Danmark A/S (Denmark)                 453,259
  33,215     Telefonica SA (Spain)                      834,633
   3,600     Tellabs, Inc.(a)                           194,400
  18,900     Vodafone Airtouch PLC, ADR
                (United Kingdom)(a)                   1,058,400
                                                   ------------
                                                     14,392,213

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of          PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000 (Unaudited)            PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Tobacco--0.9%
  12,100     Loews Corp.                           $    677,600
  13,900     Philip Morris Co., Inc.                    291,031
   8,333     Reynolds (R.J.) Tobacco Holdings
                Inc.                                    143,223
   6,450     Universal Corp.                            131,822
                                                   ------------
                                                      1,243,676
------------------------------------------------------------
Trucking & Shipping--0.8%
  20,000     Air Express International Corp.            652,500
   3,400     Alexander & Baldwin, Inc.                   68,637
   6,350     Roadway Express, Inc.                      146,050
   3,250     Sea Containers, Ltd. (Bermuda)              93,641
   4,000     USFreightways Corp.                        145,500
                                                   ------------
                                                      1,106,328
------------------------------------------------------------
Utilities--1.8%
  30,297     British Energy PLC (Class 'A'
                Stock) (United Kingdom)                 137,304
   3,100     California Water Service Group              82,538
   1,750     Calpine Corp.(a)                           127,969
   3,050     Cleco Corp.                                102,556
   4,450     Conectiv Inc.                               77,597
  21,500     Endesa SA (Spain)                          396,327
   4,100     GPU, Inc.                                  118,900
   3,450     NorthWestern Corp.                          76,331
   5,050     NSTAR                                      211,784
   9,300     Public Service Company of New
                Mexico(a)                               147,637
   7,300     Reliant Energy, Inc.                       166,531
   1,750     RGS Energy Group Inc.                       35,328
   8,350     Southwestern Energy Co.                     47,491
   1,760     Suez Lyonnaise des Eaux (France)           251,864
   7,600     Unicom Corp.                               297,350
  13,200     Washington Gas Light Co.                   331,650
                                                   ------------
                                                      2,609,157
------------------------------------------------------------
Waste Management--0.3%
  12,000     Casella Waste Systems Inc.(a)         $    180,750
  11,300     Waste Management, Inc.                     197,750
                                                   ------------
                                                        378,500
             Total long-term investments
                (cost $112,754,223)                 133,874,115
                                                   ------------
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--8.3%
------------------------------------------------------------
REPURCHASE AGREEMENT
             Joint Repurchase Agreement Account,
$ 12,176     5.71%, 2/1/00
             (cost $12,176,000; Note 5)              12,176,000
                                                   ------------
Total Investments--99.9%
             (cost $124,930,223; Note 4)            146,050,115
             Other assets in excess of
                liabilities--0.1%                        89,611
                                                   ------------
             Net Assets--100%                      $146,139,726
                                                   ------------
                                                   ------------

---------------
(a) Non-income producing security.
AB--Aktiebolag (Swedish Stock Company).
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Stock Company).
A/S--Arsreqnskab (Damark Corporation).
NV--Naamloze Vennootschop (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
SA-- Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
    Corporation).
SpA--Societa per Azioni (Italian Corporation).
--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Statement of Assets and Liabilities     PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)                             PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
--------------------------------------------------------------------------------

Assets                                                                                                          January 31, 2000
Investments, at value (cost $124,930,223).................................................................        $146,050,115
Foreign currency, at value (cost $8,281)..................................................................               7,939
Cash......................................................................................................              71,796
Receivable for Fund shares sold...........................................................................             809,728
Receivable for investments sold...........................................................................             776,838
Dividends and interest receivable.........................................................................              95,165
Prepaid assets............................................................................................               1,111
                                                                                                                ----------------
   Total assets...........................................................................................         147,812,692
                                                                                                                ----------------
Liabilities
Payable for investments purchased.........................................................................           1,162,033
Payable for Fund shares reacquired........................................................................             192,089
Accrued expenses..........................................................................................             144,097
Due to Manager............................................................................................              94,403
Due to Distributor........................................................................................              78,481
Foreign wtihholding tax payable...........................................................................               1,863
                                                                                                                ----------------
   Total liabilities......................................................................................           1,672,966
                                                                                                                ----------------
Net Assets................................................................................................        $146,139,726
                                                                                                                ----------------
                                                                                                                ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par..................................................................        $     12,003
   Paid-in capital in excess of par.......................................................................         125,389,407
                                                                                                                ----------------
                                                                                                                   125,401,410
   Distribution in excess of net investment income........................................................          (4,912,305)
   Accumulated net realized gain on investments...........................................................           4,546,176
   Net unrealized appreciation on investments and foreign currency transactions...........................          21,104,445
                                                                                                                ----------------
Net assets, January 31, 2000..............................................................................        $146,139,726
                                                                                                                ----------------
                                                                                                                ----------------
Class A:
   Net asset value and redemption price per share
      ($26,013,582 / 2,133,074 shares of beneficial interest issued and outstanding)......................               $12.20
   Maximum sales charge (5% of offering price)............................................................                  .64
                                                                                                                ----------------
   Maximum offering price to public.......................................................................               $12.84
                                                                                                                ----------------
                                                                                                                ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($60,106,079 / 4,944,845 shares of beneficial interest issued and outstanding)......................               $12.16
                                                                                                                ----------------
                                                                                                                ----------------
Class C:
   Net asset value and redemption price per share
      ($26,339,769 / 2,166,920 shares of beneficial interest issued and outstanding)......................               $12.16
   Sales charge (1% of offering price)....................................................................                  .12
                                                                                                                ----------------
   Offering price to public...............................................................................               $12.28
                                                                                                                ----------------
                                                                                                                ----------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($33,680,296 / 2,758,303 shares of beneficial interest issued and outstanding)......................               $12.21
                                                                                                                ----------------
                                                                                                                ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                           Six Months Ended
                                             January 31,
Net Investment Loss                              2000
Income
   Dividends (net of foreign withholding
      taxes of $18,121).................      $    612,475
   Interest.............................           227,437
                                          --------------------
      Total income......................           839,912
                                          --------------------
Expenses
   Management fee.......................           495,390
   Distribution fee--Class A............            29,608
   Distribution fee--Class B............           249,913
   Distribution fee--Class C............           114,397
   Custodian's fees and expenses........           160,000
   Transfer agent's fees and expenses...            75,000
   Prepaid offering cost................            29,535
   Registration fees....................            29,000
   Reports to shareholders..............            28,000
   Legal fees...........................            15,000
   Audit fees and expenses..............            13,000
   Trustees' fees and expenses..........             3,000
   Miscellaneous........................             1,805
                                          --------------------
      Total expenses....................         1,243,648
                                          --------------------
Net investment loss.....................          (403,736)
                                          --------------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions..............         6,137,960
   Foreign currency transactions........          (140,660)
                                          --------------------
                                                 5,997,300
                                          --------------------
Net unrealized appreciation
   (depreciation) of:
   Investments..........................         9,493,599
   Foreign currencies...................              (903)
                                          --------------------
                                                 9,492,696
                                          --------------------
Net gain on investments and foreign
   currencies...........................        15,489,996
                                          --------------------
Net Increase in Net Assets
Resulting from Operations...............      $ 15,086,260
                                          --------------------
                                          --------------------

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                              Six Months Ended    November 18, 1998(a)
Increase (Decrease)             January 31,                to
in Net Assets                       2000             July 31, 1999
Operations
   Net investment loss......    $   (403,736)         $   (131,077)
   Net realized gain on
      investments and
      foreign currency
      transactions..........       5,997,300             1,469,897
   Net change in unrealized
      appreciation of
      investments and
      foreign currencies....       9,492,696            11,611,749
                              ----------------    --------------------
   Net increase in net
      assets resulting from
      operations............      15,086,260            12,950,569
                              ----------------    --------------------
Dividends and distributions (Note 1)
   Dividends in excess of
      net investment income
      Class A...............        (798,745)                   --
      Class B...............      (1,548,981)                   --
      Class C...............        (694,850)                   --
      Class Z...............      (1,329,649)                   --
                              ----------------    --------------------
                                  (4,372,225)                   --
                              ----------------    --------------------
   Distributions from net
      realized gains
      Class A...............        (510,817)                   --
      Class B...............      (1,183,116)                   --
      Class C...............        (530,788)                   --
      Class Z...............        (794,899)                   --
                              ----------------    --------------------
                                  (3,019,620)                   --
                              ----------------    --------------------
Fund share transactions (net
   of share conversions)
   (Note 6)
   Net proceeds from shares
      sold..................      33,121,090           130,702,522
   Net asset value of shares
      issued in
      reinvestment of
      dividends and
      distributions.........       7,276,355                    --
   Cost of shares
      reacquired............     (20,574,938)          (25,070,287)
                              ----------------    --------------------
   Net increase in net
      assets from Fund share
      transactions..........      19,822,507           105,632,235
                              ----------------    --------------------
Total increase..............      27,516,922           118,582,804
Net Assets
Beginning of period.........     118,622,804                40,000
                              ----------------    --------------------
End of period...............    $146,139,726          $118,622,804
                              ----------------    --------------------
                              ----------------    --------------------
---------------
(a) Commencement of investment operations.

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Notes to Financial Statements           PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)                             PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
--------------------------------------------------------------------------------
Prudential Diversified Funds (the 'Trust') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of three Portfolios: Prudential Diversified High Growth Fund ('the Fund'), Prudential Diversified Conservative Growth Fund and Prudential Diversified Moderate Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 1,000 shares each of Class A, Class B, Class C and Class Z shares for each Portfolio of beneficial interest for $40,000 on June 16, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998.

The investment objective of the Fund is to seek to provide long-term capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances, substantially all of the Fund's assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price, or if there was no sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and subadviser feel this is representative of market value, afterwards, such securities are valued in good faith under procedures adopted by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

All securities are valued as of 4:15 p.m., New York time.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.
--------------------------------------------------------------------------------
                                       14

Notes to Financial Statements           PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)                             PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
--------------------------------------------------------------------------------
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Offering Cost: The Fund incurred approximately $98,000 in connection with the initial offering of the Fund. Offering costs were being amortized over a period of 12 months ended November 1999.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Adviser's performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                          Fee Paid By PIFM
           Advisers                          to Advisers
------------------------------    ---------------------------------
Jennison Associates LLC           .30% with respect to the first
                                  $300 million; .25% for amounts
                                  in excess of $300 million
The Prudential Investment
  Corporation ('PIC')             N/A1
Lazard Asset Management           .40%
Franklin Advisers, Inc.           .50%
The Dreyfus Corporation           .45%
1Under the Advisory Agreement between PIFM and PIC, PIC is
 reimbursed by PIFM for its reasonable costs and expenses.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the period ended January 31, 2000.
--------------------------------------------------------------------------------
                                       15

Notes to Financial Statements           PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)                             PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
--------------------------------------------------------------------------------
PIMS has advised the Fund that it has received approximately $76,700 and $51,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the period ended January 31, 2000.

PIMS has advised the Fund that for the period ended January 31, 2000, it has received approximately $49,400 and $15,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIMS, PIC and PIFM are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended January 31, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Trust's transfer agent. During the period ended January 31, 2000, the Fund incurred fees of approximately $73,400 for the services of PMFS. As of January 31, 2000 approximately $13,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

For the period ended January 31, 2000, PSI earned approximately $77,900 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2000 were $43,755,055 and $38,362,786, respectively.

The United States federal income tax basis of the Funds' investments as of January 31, 2000 was $124,980,492 and accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,069,623 (gross unrealized appreciation--$31,387,044, gross unrealized depreciation--$10,317,421).

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of January 31, 2000, the Fund had a 1.7% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $12,176,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bear, Stearns & Co. Inc., 5.72%, in the principal amount of $150,000,000 repurchase price $150,023,833, due 02/01/00. The value of the collateral including accrued interest was $153,133,078.

Credit Suisse First Boston Corporation, 5.74%, in the principal amount of $75,000,000 repurchase price $75,011,958, due 02/01/00. The value of the collateral including accrued interest was $77,491,043.

Credit Suisse First Boston Corporation, 5.73%, in the principal amount of $125,000,000 repurchase price $125,019,896, due 02/01/00. The value of the collateral including accrued interest was $129,169,641.

Greenwich Capital Markets, Inc., 5.72%, in the principal amount of $100,000,000 repurchase price $100,015,889, due 02/01/00. The value of the collateral including accrued interest was $102,001,008.

Goldman, Sachs & Co., 5.70%, in the principal amount of $230,536,000 repurchase price $230,572,502, due 02/01/00. The value of the collateral including accrued interest was $235,147,150.

Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.60%, in the principal amount of $25,000,000 repurchase price $25,003,889, due 02/01/00. The value of the collateral including accrued interest was $25,501,335.

------------------------------------------------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5%
--------------------------------------------------------------------------------
                                       16

Notes to Financial Statements           PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)                             PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
--------------------------------------------------------------------------------
to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the 12,003,142 shares of beneficial interest issued and outstanding at January 31, 2000, PIFM owned 4,000,000.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A                                  Shares        Amount
-------------------------------------  ----------    -----------
Six months ended January 31, 2000:
Shares sold..........................     747,138    $ 8,966,006
Shares issued in reinvestment of
  dividends and distributions........     106,417      1,264,231
Shares reacquired....................    (589,474)    (7,287,224)
                                       ----------    -----------
Net increase in shares outstanding
  before conversion..................     264,081      2,943,013
Shares issued upon conversion from
  Class B............................      25,312        302,304
                                       ----------    -----------
Net increase in shares outstanding...     289,393    $ 3,245,317
                                       ----------    -----------
                                       ----------    -----------
November 18, 1998(a) through
  July 31, 1999:
Shares sold..........................   2,085,850    $22,693,721
Shares reacquired....................    (264,575)    (2,915,672)
                                       ----------    -----------
Net increase in shares outstanding
  before conversion..................   1,842,681     19,778,049
Shares issued upon conversion from
  Class B............................      21,406        236,761
                                       ----------    -----------
Net increase in shares outstanding...   1,842,681    $20,014,810
                                       ----------    -----------
                                       ----------    -----------
Class B
-------------------------------------
Six months ended January 31, 2000:
Shares sold..........................   1,469,340    $17,456,392
Shares issued in reinvestment of
  dividends and distributions........     226,817      2,687,787
Shares reacquired....................    (303,771)    (3,621,462)
                                       ----------    -----------
Net increase in shares outstanding
  before conversion..................   1,392,386     16,522,717
Shares reacquired upon conversion
  into
  Class A............................     (25,416)      (302,304)
                                       ----------    -----------
Net increase in shares outstanding...   1,366,970    $16,220,413
                                       ----------    -----------
                                       ----------    -----------

Class B                                  Shares        Amount
-------------------------------------  ----------    -----------
November 18, 1998(a) through
  July 31, 1999:
Shares sold..........................   3,792,825    $40,686,002
Shares reacquired....................    (194,476)    (2,146,432)
                                       ----------    -----------
Net increase in shares outstanding
  before conversion..................   3,598,349     38,539,570
Shares reacquired upon conversion
  into Class A.......................     (21,474)      (236,761)
                                       ----------    -----------
Net increase in shares outstanding...   3,576,875    $38,302,809
                                       ----------    -----------
                                       ----------    -----------
Class C
-------------------------------------
Six months ended January 31, 2000:
Shares sold..........................     550,866    $ 6,563,161
Shares issued in reinvestment of
  dividends and distributions........     101,310      1,200,525
Shares reacquired....................    (220,855)    (2,639,467)
                                       ----------    -----------
Net increase in shares outstanding...     431,321    $ 5,124,219
                                       ----------    -----------
                                       ----------    -----------
November 18, 1998(a) through
  July 31, 1999:
Shares sold..........................   1,902,895    $19,882,224
Shares reacquired....................    (168,296)    (1,835,812)
                                       ----------    -----------
Net increase in shares outstanding...   1,734,599    $18,046,412
                                       ----------    -----------
                                       ----------    -----------
Class Z
-------------------------------------
Six months ended January 31, 2000:
Shares sold..........................      10,943    $   135,531
Shares issued in reinvestment of
  dividends and distributions........     178,772      2,123,813
Shares reacquired....................    (582,274)    (7,026,785)
                                       ----------    -----------
Net decrease in shares outstanding...    (392,559)   $(4,767,441)
                                       ----------    -----------
                                       ----------    -----------
November 18, 1998(a) through
  July 31, 1999:
Shares sold..........................   4,741,404    $47,440,575
Shares reacquired....................  (1,591,542)   (18,172,371)
                                       ----------    -----------
Net increase in shares outstanding...   3,149,862    $29,268,204
                                       ----------    -----------
                                       ----------    -----------

---------------
(a) Commencement of investment operations.
--------------------------------------------------------------------------------
                                       17

                                        PRUDENTIAL DIVERSIFIED FUNDS
Financial Highlights (Unaudited)        PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
--------------------------------------------------------------------------------

                                                      Class A                          Class B                  Class C
                                            ----------------------------     ----------------------------     -----------
                                                            November 18,                     November 18,
                                            Six Months        1998(a)        Six Months        1998(a)        Six Months
                                               Ended          Through           Ended          Through           Ended
                                            January 31,       July 31,       January 31,       July 31,       January 31,
                                              2000(d)         1999(d)          2000(d)         1999(d)          2000(d)
                                            -----------     ------------     -----------     ------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....      $ 11.52         $  10.00         $ 11.47         $  10.00         $ 11.47
                                            -----------         ------       -----------         ------       -----------
Income from investment operations:
Net investment income (loss)............        (0.02)              --(e)        (0.06)           (0.05)          (0.06)
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................         1.41             1.52            1.39             1.52            1.39
                                            -----------         ------       -----------         ------       -----------
   Total from investment operations.....         1.39             1.52            1.33             1.47            1.33
                                            -----------         ------       -----------         ------       -----------
Less distributions
Dividends in excess of net investment
   income...............................        (0.43)              --           (0.36)              --           (0.36)
Distributions from net realized gains...        (0.28)              --           (0.28)              --           (0.28)
                                            -----------         ------       -----------         ------       -----------
   Total distributions..................        (0.71)              --           (0.64)              --           (0.64)
                                            -----------         ------       -----------         ------       -----------
Net asset value, end of period..........      $ 12.20         $  11.52         $ 12.16         $  11.47         $ 12.16
                                            -----------         ------       -----------         ------       -----------
                                            -----------         ------       -----------         ------       -----------
TOTAL RETURN(b).........................        12.19%           15.20%          11.70%           14.70%          11.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........      $26,014         $ 21,248         $60,106         $ 41,049         $26,340
Average net assets (000)................      $23,558         $ 10,442         $49,711         $ 24,260         $22,755
Ratios to average net assets:(c)
   Expenses, including distribution
      fees..............................         1.54%            1.73%           2.29%            2.48%           2.29%
   Expenses, excluding distribution
      fees..............................         1.29%            1.48%           1.29%            1.48%           1.29%
   Net investment income (loss).........        (0.27)%           0.02%          (1.01)%          (0.70)%         (1.01)%
Portfolio turnover rate.................           31%              38%             31%              38%             31%
                                                                     Class Z
                                                           ----------------------------
                                          November 18,                     November 18,
                                            1998(a)        Six Months        1998(a)
                                            Through           Ended          Through
                                            July 31,       January 31,       July 31,
                                            1999(d)          2000(d)         1999(d)
                                          ------------     -----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  10.00         $ 11.56         $  10.00
                                              ------       -----------         ------
Income from investment operations:
Net investment income (loss)............       (0.05)             --(e)          0.02
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................        1.52            1.39             1.54
                                              ------       -----------         ------
   Total from investment operations.....        1.47            1.39             1.56
                                              ------       -----------         ------
Less distributions
Dividends in excess of net investment
   income...............................          --           (0.46)              --
Distributions from net realized gains...          --           (0.28)              --
                                              ------       -----------         ------
   Total distributions..................          --           (0.74)              --
                                              ------       -----------         ------
Net asset value, end of period..........    $  11.47         $ 12.21         $  11.56
                                              ------       -----------         ------
                                              ------       -----------         ------
TOTAL RETURN(b).........................       14.70%          12.16%           15.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $ 19,914         $33,680         $ 36,413
Average net assets (000)................    $ 15,204         $35,362         $ 45,999
Ratios to average net assets:(c)
   Expenses, including distribution
      fees..............................        2.48%           1.29%            1.48%
   Expenses, excluding distribution
      fees..............................        1.48%           1.29%            1.48%
   Net investment income (loss).........       (0.75)%         (0.02)%           0.21%
Portfolio turnover rate.................          38%             31%              38%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Supplemental Proxy Information          PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)                             PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND
--------------------------------------------------------------------------------
A Special Meeting of Shareholders of Prudential Diversified Funds was held on November 8, 1999 for the following purposes:

(1)       To elect nine trustees;
(2)       To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending July 31, 2000; and
(3)       To approve certain changes to each Fund's fundamental investment restrictions.

The results of the voting at the Special Meeting of Shareholders with respect to these matters was as follows:

With respect to all Funds of Prudential Diversified Funds:
                                                      Votes for                         Votes withheld
                                                     -----------                        --------------
(1)       Election of Trustees
          (A)   Eugene C. Dorsey................     16,149,330                            212,677
          (B)   Robert F. Gunia.................     16,144,315                            217,692
          (C)   Robert E. LaBlanc...............     16,153,554                            208,453
          (D)   Douglas H. McCorkindale.........     16,156,578                            205,429
          (E)   Thomas T. Mooney................     16,137,871                            224,136
          (F)   David R. Odenath, Jr............     16,160,076                            201,931
          (G)   Stephen Stoneburn...............     16,158,803                            203,204
          (H)   John R. Strangfeld, Jr..........     16,160,076                            201,931
          (I)   Clay T. Whitehead...............     16,140,906                            221,101

With respect to all Funds of Prudential Diversified Funds:
                                                      Votes for      Votes against       Abstentions
                                                     -----------     -------------      --------------
(2)       PricewaterhouseCoopers LLP............     16,014,097         55,890             292,020
(3)       Approval of certain changes to the High Growth Fund's fundamental investment restrictions regarding
          (A)   Diversification.................      4,454,866         37,979              96,559
          (B)   Engaging in margin
                transactions....................      4,432,846         55,907             100,652
          (C)   Issuing senior securities,
                borrowing and pledging assets...      4,415,875         57,694             115,835
          (D)   Investing in real estate........      4,437,125         49,113             103,167
          (E)   Making loans....................      4,414,781         61,180             113,443
          (F)   Concentration...................      4,417,655         48,013             123,736
          (G)   Selling securities short........      4,395,877         76,848             116,679
          (H)   Investing for the purpose of
                exercising control..............      4,428,439         47,706             113,260

--------------------------------------------------------------------------------

Prudential Mutual Fund Family
-------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
  Prudential Small-Cap Index Fund
  Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund

Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
  Small Capitalization Growth Fund
  Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
  Prudential Developing Markets Equity Fund
  Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
  Prudential Europe Index Fund
  Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
  International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
  Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
  Income Portfolio
Target Funds
  Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
  Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series

COMMAND Funds
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852

---------------------------------------
visit our website at www.prudential.com
---------------------------------------

Fund Symbols          NASDAQ        CUSIP
     Class A            --        74432F885
     Class B            --        74432F877
     Class C            --        74432F869
     Class Z          PDHZX       74432F851

Trustees
Eugene C. Dorsey
Robert F. Gunia
Robert E. LaBlanc
Douglas H. McCorkindale
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
John R. Strangfeld
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
David F. Connor, Secretary
William V. Healey, Assistant Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza, Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue, New York, NY 10017

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue, New York, NY 10166

Lazard Asset Management
30 Rockefeller Plaza, New York, NY 10112

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO) Printed on Recycled Paper

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852
                                       BULK RATE
                                     U.S. POSTAGE
                                         PAID
                                      Permit 6807
                                      New York, NY

MF186E2      74432F885     74432F877     74432F869     74432F851

(LPGO)Printed on Recycled Paper

(ICON)

Semi Annual Report January 31, 2000

Prudential
Diversified Moderate Growth Fund

(LOGO)

A Message From the Fund's President                              March 16, 2000
-------------------------------------------------------------------------------
(PHOTO)

Dear Shareholder,
The six months ended January 31, 2000, were generally very difficult for any investment securities except technology and biotechnology stocks. Prudential Diversified Moderate Growth Fund's Class A shares returned 7.36% over the period, trailing the 9.37% Lipper Multi-Cap Core Fund Average primarily because most funds in that category hold no bonds. Including sales charges, the Fund's Class A shares returned 1.99%. The return on bonds over this period was low, as rising interest rates hurt fixed-income securities. Similarly, value stocks declined in price over this reporting period, as did the average stock in most economic sectors of the S&P 500. S&P 500 technology stocks had almost 10 times the average return of the next highest performing sector.

With the high returns on stocks in recent years, it is important to remember the stabilizing role bonds played in August 1997. Although bonds did fall in value then, they were far less volatile than stocks. Diversification can dilute the impact that the occasional extreme market movement can have on your portfolio. The diversification of Prudential Diversified Moderate Growth Fund allowed you to benefit from the strong, but narrow, technology gains without being wholly exposed to this volatile sector.

Our reporting period included the falling markets in January 2000 as well as the exuberant technology stock surge at the end of 1999. In an uncertain environment, diversification is particularly important. Prudential Diversified Funds' one-purchase selection makes it easy.

Yours sincerely,

John R. Strangfeld
President
Prudential Diversified Funds

Investment Advisers' Report
-------------------------------------------------------------------------------
Investment Advisers
Prudential Investments Fund
Management LLC
- John Van Belle, Ph.D.
- Stacie Mintz

Sub-Advisers
(PRUDENTIAL INVESTMENTS LOGO)

(LAZARD LOGO)

(FRANKLIN TEMPLETON LOGO)

(JENNISON ASSOCIATES LOGO)

(DREYFUS LOGO)

(PIMCO LOGO)

Investment Goals and Style
The Fund seeks to provide capital appreciation and a reasonable level of current income. It invests in a diversified portfolio of stocks and bonds. There can be no assurance that the Fund will achieve its investment objective.

The investing context
For five of the six months that made up our reporting period, the economy was beset by uncertainties about how information systems would behave during the changeover to the year 2000. Many businesses and homeowners stocked up on vital supplies, while the U.S. Federal Reserve allowed the money supply to rise. However, this drove the U.S. economy to a pace widely believed to be unsustainable. Short-term interest rates rose as investors anticipated Federal Reserve actions to slow the economy early in 2000. This drove down the prices of most existing fixed-income securities.

The S&P 500 returned 5.6% over this period. However, almost all of this gain was by technology stocks. Stocks of basic materials companies, consumer staples, financials, energy firms, utilities, and even communications services declined, while S&P 500 technology stocks rose about 30%.

The extreme narrowness of this market was disconcerting to investment professionals, as it was clearly disproportionate to differences in earnings potential. Moreover, volatility in the market--the ups and downs of individual stock prices--has been increasing for some time and is unusually high. This increases the uncertainty about whether most investors will continue with their current enthusiasm for technology or search out the less expensive stocks on the market. Prudential Diversified Moderate Growth Fund, with its allocation to both growth and value stock investment styles and to bonds, is wholly exposed to neither alternative.

Our performance
Large-cap stocks. Prudential Diversified Moderate Growth Fund benefited from the 27.5% of its assets allocated to growth-style investing (20% large cap, 7.5% small cap) and from the strong performance of its growth managers. More than a third of its large-cap growth portfolio was invested in technology stocks on January 31, including the seven largest contributors to the period's large-cap growth return. These included Cisco Systems, Nokia, and JDS Uniphase. The large-cap growth managers have a longer time horizon than many growth investors, so sometimes they can benefit when a well-managed company has a short-term disappointment. The growth holdings also had above-benchmark returns from their focuses on the consumer staples (such as Home Depot), healthcare, and intermediate goods and services (business-to-business commerce) sectors. The strength of these holdings more than offset the weakness of the Fund's large-cap value stocks. Although the value por-tion of the portfolio benefited from some technology stocks purchased at bargain prices--including National Semiconductor, Seagate Technology, and Hitachi--the gains of these holdings were outweighed by the poor performance of its focuses on hospital management, tobacco, forest products, and insurance. The value portion of the portfolio lost ground.

Small-cap stocks. Among small-cap stocks, the very strong gains of our growth holdings again compensated for the poor performance of the value stocks. Our growth holdings had a substantial focus on technology. This sector benefited as technology investors looked for better prices among small-cap stocks, given that large-cap technology stocks had become very expensive. Small-cap technology stocks rose very sharply over our reporting period. The interest in smaller companies did not extend to value stocks, however. They fell in value over our reporting period. Our small-cap value holdings fared particularly poorly because of an emphasis on financial stocks, whose earnings prospects are hurt by rising interest rates. The Federal Reserve raised short-term interest rates four times between June 30, 1999, and February 2, 2000.

International stocks. Although our international holdings made a significant positive contribution to the Fund's return, they trailed their benchmark index.
 The movement toward growth stocks--and technology in particular--was global, whereas our holdings are managed in a value style. The Morgan Stanley Capital International (MSCI) AC World Growth Index rose 20 percentage points more than the corresponding Value Index. Our holdings were

Cumulative Total Returns1                           As of 1/31/00

                                    Six           One           Since
                                   Months         Year        Inception2
Class A                            7.36%         9.87%          17.52%
Class B                            6.70          8.90           16.29
Class C                            6.70          8.90           16.29
Class Z                            7.45         10.15           17.87
Lipper Multi-Cap Core Fund Avg.3   9.37         13.44           19.59

Average Annual Total Returns1                            As of 1/31/00

                                                  One           Since
                                                  Year        Inception2
Class A                                           4.38%          9.60%
Class B                                           3.90          10.13
Class C                                           6.81          11.62
Class Z                                          10.15          14.66

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/18/98.

3 Lipper average returns are for all funds in each share class for the six-month, one-year, and since inception periods in the Multi-Cap Core Fund category. The Lipper average is unmanaged. Multi-Cap Core funds generally invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P(R) Mid-Cap 400 Index. Multi-Cap Core funds have wide latitude in the companies in which they invest. These funds normally have an above-average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified multi-cap funds universe average.

S&P(R) is a registered trademark of The McGraw-Hill Companies, Inc.

Investment Advisers' Report Cont'd.
-------------------------------------------------------------------------------

focused on companies with strong global brands and excellent long-term earnings prospects. However, the prices of many of these companies are now at historic lows in comparison to their earnings. They represent exceptional value. Historically, when prices of the most and least expensive stocks have diverged this widely, they have returned toward normal relationships either by a decline in the high-priced stocks or a gain in the inexpensive ones. In either case, we believe that the relative performance of our international holdings should benefit.

Core bonds. The overall bond market, as measured by the Lehman Aggregate Bond Index, had a small positive 0.66% return over the six months ended January 31, despite the actions of the Federal Reserve to increase interest rates. Prudential Diversified Moderate Growth Fund's core bond holdings outperformed the Index slightly, primarily because they had a shorter average duration than the benchmark, which made them less exposed to these rising rates. The return on the core bond holdings also was enhanced by mortgage-related bonds, which benefit during periods of rising interest rates from the slower pace of prepayments due to refinancing. The Fund's high-quality emerging market bonds also contributed to its performance, as better economic prospects reduced the amount of extra yield emerging market borrowers had to pay to attract investors. The price of existing bonds in this sector benefited from the falling yield. However, the Fund's holdings were relatively light in investment-grade corporate bonds, and so it failed to benefit from the similar narrowing of the pricing differential for corporate bonds over Treasuries.

High-yield bonds. About 15% of the Fund's assets are allocated to high-yield holdings, or "junk bonds." These outperformed their benchmark more substantially than the core holdings, producing a solidly positive return while the benchmark fell. Among these lower-rated bonds, those with a "B" credit rating performed best over this reporting period, and these were overweighted in the Fund's holdings. Both the higher-rated BB bonds and the lower-rated CCCs had poorer returns, and both were underrepresented in the Fund's holdings.

Glossary of Terms
Asset classes are classifications of investments. The most basic classification of securities is among stocks, bonds, and money market investments.

Stocks are shares of ownership in a firm. Owners share in the profits, after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to a rule that is specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices vary with current interest rates for new bonds and with changes in the debtor's prospects of repaying the loan.

Money market instruments are short-term loans that mature in 13 months or less. Bonds and money market instruments are called fixed-income securities.

High yield bonds are also known as "junk bonds." They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.

Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged index of 500 stocks of large U.S. companies.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and ten years remaining to maturity.

The Morgan Stanley Capital International (MSCI) AC World Growth Index consists of the most expensive stocks in price-to-book value in the MSCI AC World Index. It includes the top 50% by market capitalization.

What Is Diversification?
-------------------------------------------------------------------------------

Diversification--spreading your investments over many different securities--is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Moreover, when we rebalance our portfolio to restore the original weighting of different asset classes, the discipline forces us to sell high nd buy low. Over time, this may improve your return.

How diversification works
Mutual funds not only provide professional money management; they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one security on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles--between stocks and bonds, value and growth stocks, and investment-grade and high-yield bonds--it is less likely that all the securities you own will move in the same direction at one time. Prudential Diversified Funds provide more of this buffering than a fund investing in only one asset class. We believe this will result in more consistent returns over time.

Rebalancing--Diversified Moderate Growth Fund has a target allocation for each asset class. As some perform better than others, the portfolio will drift from this original target: the securities that rise most will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell certain securities in appreciated asset classes to maintain the balance. This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time.

Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in Prudential Moderate Growth Fund.

Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult. Prudential Diversified Funds do it all for you.

Prudential Moderate Growth Fund Diversification Target
                          (GRAPH

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--94.5%
COMMON STOCKS--61.6%
------------------------------------------------------------
Aerospace--0.5%
   25,200    British Aerospace PLC
                (United Kingdom)(a)                  $  134,905
    5,025    GenCorp, Inc.                               40,828
   14,900    Loral Space & Communications, Inc.         292,412
    4,900    The Boeing Co.                             217,131
                                                     ----------
                                                        685,276
------------------------------------------------------------
Airlines--0.2%
    2,025    Alaska Air Group, Inc.(a)                   64,547
    6,800    Deutsche Lufthansa AG                      139,666
                                                     ----------
                                                        204,213
------------------------------------------------------------
Aluminum--0.6%
   10,200    Alcoa, Inc.                                710,812
    2,162    Reliance Steel & Aluminum Co.               44,862
                                                     ----------
                                                        755,674
------------------------------------------------------------
Apparel--0.1%
    1,700    American Eagle Outfitters, Inc.(a)          61,731
    3,275    Kellwood Co.                                57,722
                                                     ----------
                                                        119,453
------------------------------------------------------------
Audio/Visual--0.5%
    2,600    Gemstar International Group Ltd.(a)        172,575
      850    Harman International Industries, Inc.       49,619
    2,300    Polycom, Inc.(a)                           138,862
    1,400    Sony Corp. (Japan)                         351,827
                                                     ----------
                                                        712,883
------------------------------------------------------------
Auto & Truck--0.5%
    2,300    Arvin Industries, Inc.                      53,331
    2,225    Borg-Warner Automotive, Inc.                74,816
    2,130    Daimlerchrysler AG (Germany)               137,217
    1,737    Delphi Automotive Systems Corp.         $   30,072
    4,100    GKN PLC (United Kingdom)                    51,429
   50,000    Nissan Motor Co. Ltd. (Japan)(a)           237,696
    2,500    Rent-Way, Inc.                              45,000
                                                     ----------
                                                        629,561
------------------------------------------------------------
Banking--3.3%
    3,350    BancorpSouth, Inc.                          51,506
   13,400    Bank of New York Co., Inc.                 544,375
      500    Bank United Corp. (Class A)                 12,969
   10,600    BankAmerica Corp.                          513,437
    2,225    Banknorth Group, Inc.                       58,684
    1,570    Banque Nationale de Paris (France)         123,761
    1,900    Bayerische Vereinsbank AG (Germany)        112,446
    1,600    BSB Bancorp, Inc.                           30,700
    4,800    Chase Manhattan Corp.                      386,100
    1,350    City National Corp.                         47,081
    1,375    CORUS Bankshares, Inc.                      34,117
    5,875    Cullen/Frost Bankers, Inc.                 146,141
    3,435    CVB Financial Corp.                         80,722
      275    First Citizens BancShares, Inc.
                (Class A)                                16,741
   12,000    Fuji Bank (Japan)                          119,239
    6,000    Golden State Bancorp, Inc.(a)               84,750
   13,300    Halifax Group PLC                          115,598
    1,950    Harbor Florida BancShares, Inc.             21,938
   15,200    HSBC Holdings PLC (Hong Kong)(a)           180,220
   14,000    IND Bank (Japan)                           134,806
    3,400    ING Groep N.V. (Netherlands)               170,212
    4,000    LaBranche & Co., Inc.(a)                    55,000
    3,325    MAF Bancorp, Inc.                           62,967
    9,200    Merita PLC, Series A (Finland)              50,967
      600    Mortgage.com, Inc.(a)                        3,263
    4,500    National Westminster Bank PLC (United
                Kingdom)(a)                              86,309
    3,075    North Fork Bancorporation, Inc.             52,275

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Banking (cont'd.)
   17,400    Overseas-Chinese Banking Corp. Ltd.
                (Singapore)                          $  148,237
    4,375    Peoples Heritage Financial Group,
                Inc.                                     64,258
    1,400    Queens County Bancorp, Inc.                 31,938
    9,100    Sao Paolo Imi SpA ( Italy)                 107,888
    3,800    Silicon Valley Bancshares                  211,850
   29,000    Sumitomo Trust & Banking Co. Ltd.
                (Japan)                                 180,304
    8,960    Svenska Handelsbanken, Series A
                (Sweden)                                104,063
   10,000    The Sakura Bank Ltd. (Japan)                63,386
   16,896    United Overseas Bank Ltd. (Singapore)      124,089
    1,800    Washington Federal, Inc.                    30,150
    1,575    Westamerica Bancorporation                  39,769
    1,150    Whitney Holding Corp.                       37,663
                                                     ----------
                                                      4,439,919
------------------------------------------------------------
Broadcasting
      100    Wink Communications, Inc.(a)                 5,825
------------------------------------------------------------
Building & Products--0.9%
    1,815    ABB AG (Sweden)                            199,799
    4,400    American Standard Companies, Inc.(a)       165,000
    1,925    Building One Services Corp.(a)              19,130
    5,900    Centex Corp.                               129,800
    8,125    D.R. Horton, Inc.                           93,945
    2,850    M.D.C. Holdings, Inc.                       40,256
    7,475    Pulte Corp.                                130,345
    3,900    Rayonier, Inc.                             167,700
    1,225    Southdown, Inc.                             61,327
    1,125    Texas Industries, Inc.                      41,133
    3,600    Thomas Industries, Inc.                     67,050
    2,275    Toll Brothers, Inc.(a)                      38,675
    1,950    U S Home Corp.(a)                           46,678
    3,775    Webb Delaware Corp.                         68,894
                                                     ----------
                                                      1,269,732
------------------------------------------------------------
Cable
    2,150    Belden, Inc.                                46,359
------------------------------------------------------------
Casinos
      575    Anchor Gaming(a)                        $   25,659
------------------------------------------------------------
Chemicals--0.5%
    2,700    Akzo Nobel N.V. (Netherlands)              111,435
    2,000    Cytec Industries, Inc.(a)                   50,500
    4,200    Eastman Chemical Co.                       167,475
      625    H.B. Fuller Co.                             40,625
   13,700    Imperial Chemical Industries PLC
                (United Kingdom)                        109,318
    5,025    Omnova Solutions, Inc.                      37,688
    2,175    Spartech Corp.                              55,734
    1,225    The Geon Co.                                35,602
    2,000    The Lubrizol Corp.                          59,250
    3,650    W.R. Grace & Co.(a)                         43,116
                                                     ----------
                                                        710,743
------------------------------------------------------------
Commercial Services--0.1%
      300    Chemdex Corp.(a)                            29,250
    2,900    Luminant Worldwide Corp.(a)                 90,988
                                                     ----------
                                                        120,238
------------------------------------------------------------
Communications
    2,400    AVT Corp.(a)                                53,700
------------------------------------------------------------
Computers--3.6%
    2,300    Brooktrout, Inc.(a)                         61,669
    8,900    Catapult Communications Corp.(a)           101,238
    2,600    Citrix Systems, Inc.(a)                    356,850
   18,800    Compaq Computer Corp.                      514,650
    1,600    Comverse Technology, Inc.(a)               229,400
    9,000    Dell Computer Corp.(a)                     345,937
    5,600    EMC Corp.(a)                               596,400
    4,500    Equant(a)                                  465,469
   11,200    Hewlett-Packard Co.                      1,212,400
    3,100    International Business Machines Corp.      347,781
   11,700    Seagate Technology, Inc.(a)                468,731
    2,300    TDK Corp.                                  246,100
                                                     ----------
                                                      4,946,625

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Computer Services--2.1%
    6,300    Affiliated Computer Services, Inc.(a)   $  250,425
      300    AnswerThink Consulting Group, Inc.(a)        9,769
    1,575    Aspen Technology, Inc.(a)                   57,094
    1,850    CIBER, Inc.(a)                              41,741
   11,500    Cisco Systems, Inc.(a)                   1,259,250
      300    Getronics N.V. (Netherlands)                19,283
    7,500    NetSolve, Inc.(a)                          274,219
    1,275    RadiSys Corp.(a)                            51,956
    1,700    RSA Security, Inc.(a)                       92,437
      300    Sapient Corp.(a)                            26,512
    6,700    Sun Microsystems, Inc.(a)                  526,369
    8,500    Whittman-Hart, Inc.(a)                     301,750
                                                     ----------
                                                      2,910,805
------------------------------------------------------------
Consumer Products--0.8%
    2,112    Fossil, Inc.                                41,052
      200    Hitachi Ltd., ADR                           28,600
    1,000    PerkinElmer, Inc.                           50,063
    2,360    Siemens AG (Germany)                       318,516
    8,900    Tandy Corp.                                434,987
    1,875    Tupperware Corp.                            30,586
   15,942    Unilever PLC (United Kingdom)               97,987
    2,100    Waters Corp.(a)                            155,137
                                                     ----------
                                                      1,156,928
------------------------------------------------------------
Cosmetics/Toiletries--0.3%
    6,000    Kao Corp. (Japan)                          163,870
    5,100    The Estee Lauder Co., Inc.                 260,738
                                                     ----------
                                                        424,608
------------------------------------------------------------
Dental Supplies
    1,075    Patterson Dental Co.(a)                     46,830
------------------------------------------------------------
Diversified Manufacturing--1.0%
    1,600    Corning, Inc.                              246,800
    2,000    CUNO, Inc.(a)                               46,750
    6,000    General Electric Co.                       800,250
   23,900    Invensys PLC (United Kingdom)           $  116,243
    1,625    Trinity Industries, Inc.                    37,984
    3,100    Veba AG (Germany)                          128,877
                                                     ----------
                                                      1,376,904
------------------------------------------------------------
Diversified Operations--0.3%
   20,000    Granada Group PLC (United Kingdom)(a)      199,405
    2,329    Vivendi (France)                           237,258
                                                     ----------
                                                        436,663
------------------------------------------------------------
Drugs & Medical Supplies--0.3%
    1,425    Datascope Corp.(a)                          51,478
    5,000    Sankyo Co. Ltd. (Japan)                    116,984
    7,300    Smithkline Beecham PLC
                (United Kingdom)(a)                      87,434
    4,333    Zeneca Group PLC(a)                        160,251
                                                     ----------
                                                        416,147
------------------------------------------------------------
Electrical Utilities--0.4%
   14,677    British Energy PLC (United Kingdom)         66,515
    2,150    Conectiv, Inc.                              37,491
    9,720    Endesa SA (Spain)                          179,177
    1,650    NorthWestern Corp.                          36,506
    2,450    NSTAR                                      102,747
    4,500    Public Service Co. of New Mexico            71,437
      700    RGS Energy Group, Inc.                      14,131
                                                     ----------
                                                        508,004
------------------------------------------------------------
Electronic Components--4.3%
    1,800    Alpha Industries, Inc.(a)                  150,750
    1,000    Applied Micro Circuits Corp.(a)            147,750
   10,800    Arrow Electronics, Inc.,(a)                226,800
    1,500    ATMI, Inc.(a)                               52,125
    4,000    Avnet, Inc.                                214,750
    1,100    Broadcom Corp.(a)                          318,244
    1,450    Cleco Corp.                                 48,756
      400    Credence Systems Corp.(a)                   33,950
    1,075    CTS Corp.                                   75,452
    8,540    Electrolux AB, Series B (Sweden)           180,555

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Electronic Components (cont'd.)
    1,150    Electroglas, Inc.(a)                    $   33,853
    2,450    ESS Technology, Inc.(a)                     39,812
    3,200    Flextronics International Ltd.(a)          159,000
    8,000    Gentex Corp.(a)                            240,000
    3,700    General Motors Corp. (Class H)             297,619
      950    Hadco Corp.(a)                              37,763
    1,125    Idacorp, Inc.                               37,758
    4,200    Motorola, Inc.                             574,350
    5,700    Novellus Systems, Inc.(a)                  280,012
    2,600    Optical Coating Lab, Inc.                  987,675
    1,346    Philips Electronics N.V.
                (Netherlands)                           196,536
    1,925    Pioneer-Standard Electronics, Inc.          26,258
    2,200    PMC-Sierra, Inc.(a)                        397,100
    5,900    Reliant Energy, Inc.                       134,594
    1,425    Rogers Corp.(a)                             54,150
    1,425    Semtech Corp.(a)                            85,500
    6,800    Texas Instruments, Inc.                    733,550
      700    Veeco Instruments, Inc.(a)                  38,413
                                                     ----------
                                                      5,803,075
------------------------------------------------------------
Entertainment--0.1%
    1,150    Gaylord Entertainment Co.                   32,056
    1,700    SFX Entertainment, Inc.(a)                  55,356
                                                     ----------
                                                         87,412
------------------------------------------------------------
Fertilizer--0.1%
    1,500    Potash Corp. of Saskatchewan, Inc.          78,469
------------------------------------------------------------
Financial Services--2.9%
      400    ACOM Co. Ltd. (Japan)                       46,644
    1,600    Alcatel Alsthom (France)                   316,673
    1,100    Allied Capital Corp.                        20,350
    2,100    American Express Co.                       346,106
    1,125    Arthur J. Gallagher & Co.                   60,469
    1,250    Chittenden Corp.                            35,391
   18,250    Citigroup, Inc.                          1,048,234
      525    Dain Rauscher Corp.                         26,447
    3,600    Doral Financial Corp.                       37,350
    3,300    Downey Financial Corp.                      63,525
    2,175    Eaton Vance Corp.                       $   89,039
    4,300    Federated Investment, Inc.                  84,925
    4,225    Financial Security Assurance
                Holdings Ltd.                           233,167
      700    Knight-Trimark Group, Inc.(a)               22,138
    1,400    Merrill Lynch & Co., Inc.                  121,450
    2,500    Metris Co., Inc.                            91,562
    1,400    Morgan (J.P.) & Co., Inc.                  171,938
    9,400    Morgan Stanley Dean Witter                 622,750
    1,400    Orix Corp. (Japan)                         260,999
    1,700    Promise Co. Ltd. (Japan)                   117,105
    2,500    Webster Financial Corp.                     58,125
                                                     ----------
                                                      3,874,387
------------------------------------------------------------
Food & Beverage--0.9%
      650    Adolph Coors Co.                            31,525
   14,000    Asahi Breweries Ltd. (Japan)               137,155
   13,900    Cadbury Schweppes PLC
                (United Kingdom)                         77,280
    1,425    Corn Products International, Inc.           32,775
   14,500    Diageo PLC (United Kingdom)                107,957
    3,100    Heineken N.V. (Netherlands)                159,554
    1,525    J & J Snack Foods Corp.(a)                  29,166
   21,000    Nabisco Group Holding Corp.                181,125
    1,700    Performance Food Group Co.(a)               39,206
    3,100    Riviana Foods, Inc.                         50,763
   12,700    Sara Lee Corp.                             234,156
   19,300    Tesco PLC                                   51,074
    1,775    Universal Foods Corp.                       32,616
                                                     ----------
                                                      1,164,352
------------------------------------------------------------
Gold Mines
    1,150    Commerce Group Corp.(a)                     29,756
------------------------------------------------------------
Health Care--2.8%
    2,800    Apria Healthcare Group, Inc.(a)             56,000
   30,600    Columbia/HCA Healthcare Corp.              835,763
   22,500    Foundation Health Systems, Inc.            230,625
   26,200    HEALTHSOUTH Corp.(a)                       144,100
      926    LifePoint Hospitals, Inc.(a)                12,501

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Health Care (cont'd.)
    3,525    Nationwide Health Properties, Inc.      $   47,588
    5,700    PacifiCare Health Systems, Inc.(a)         241,181
    4,500    PAREXEL International Corp.(a)              59,625
      850    ResMed, Inc.,(a)                            36,497
   37,200    Tenet Healthcare Corp.(a)                  846,300
      875    TLC The Laser Center, Inc.(a)               11,922
      826    Triad Hospital, Inc.(a)                     14,145
    1,425    Trigon Healthcare, Inc.(a)                  43,373
    9,200    United Healthcare Corp.                    487,600
   11,700    Wellpoint Health Networks, Inc.(a)         795,600
                                                     ----------
                                                      3,862,820
------------------------------------------------------------
Home Furnishings--0.1%
    3,525    Ethan Allen Interiors, Inc.                 88,125
    2,525    Furniture Brands International,
                Inc.(a)                                  42,925
                                                     ----------
                                                        131,050
------------------------------------------------------------
Hotels--0.2%
   15,800    Hilton Hotels Corp.                        133,312
   19,400    MeriStar Hotels & Resorts, Inc.             64,263
    2,900    Park Place Entertainment Corp.(a)           30,450
                                                     ----------
                                                        228,025
------------------------------------------------------------
Household Products
      775    Libbey, Inc.                                19,956
------------------------------------------------------------
Human Resources--0.1%
    1,275    CDI Corp.(a)                                29,723
    2,075    Interim Services, Inc.(a)                   52,005
    4,000    RemedyTemp, Inc.(a)                         86,250
                                                     ----------
                                                        167,978
------------------------------------------------------------
Insurance--3.3%
      544    Allianz AG (Germany)                       177,232
    2,800    American Financial Group, Inc.              59,850
    2,300    American General Corp.                     141,306
    7,775    American International Group, Inc.         809,572
    1,400    Annuity & Life Ltd.                         34,475
   12,200    AXA Financial, Inc.                     $  397,262
    1,290    AXA-UAP (France)                           161,326
   11,400    Chubb Corp.                                641,250
      650    E.W. Blanch Holdings, Inc.                  31,444
    1,640    Fidelity National Financial, Inc.           20,500
    1,500    First American Financial Corp.              17,813
    1,700    Foremost Corporation of America             48,556
    7,700    John Hancock Financial Services,
                Inc.(a)                                 134,269
    1,444    Medical Assurance, Inc.(a)                  31,582
    2,200    Mutual Risk Management Ltd.                 36,025
   14,600    Old Republic International Corp.           177,025
    1,350    PartnerRe Ltd.                              39,150
    3,675    Presidential Life Corp.                     60,637
    2,117    Professionals Group, Inc.                   47,633
    1,425    Protective Life Corp.                       39,633
    7,500    Prudential Corp. PLC (United Kingdom)      138,993
      800    Quotesmith.com, Inc.(a)                      8,150
    1,879    Radian Group, Inc.                          75,747
    6,500    Reinsurance Group of America, Inc.         143,812
   19,271    Royal & Sun Alliance Insurance Group
                PLC (United Kingdom)(a)                 126,012
   16,100    SAFECO Corp.                               394,450
    4,700    St. Paul Companies, Inc.                   141,881
    1,950    The MONY Group, Inc.                        52,650
    3,800    Tokio Marine & Fire Insurance Co.
                Ltd., ADR                               199,737
      253    Zurich Versicherungs-Gesellschaft
                (Switzerland)                           117,050
                                                     ----------
                                                      4,505,022
------------------------------------------------------------
Machinery & Equipment--0.6%
      775    Helix Technology Corp.                      37,684
    3,150    IDEX Corp.                                  84,656
    1,375    Imation Corp.(a)                            41,594
    2,800    JLG Industries, Inc.                        23,450
    1,575    Kulicke & Soffa Industries, Inc.(a)         82,392
    6,175    Lincoln Electric Holdings, Inc.            120,799
    1,000    Mannesmann AG, ADR (Germany)               271,503
    1,525    Milacron, Inc.                              18,395
    1,025    Tecumseh Products Co.                       46,766
    2,100    Terex Corp.(a)                              47,775
    1,575    The Manitowoc Co., Inc.                     43,017
                                                     ----------
                                                        818,031

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Manufacturing--0.5%
      950    AptarGroup, Inc.                        $   20,900
      810    Cie De Saint Gobain (France)               113,950
    1,970    Compagnie Generale des
                Etablissements, Series B (France)        69,017
    1,500    KEMET Corp.(a)                              71,344
    3,800    Mettler-Toledo International, Inc.(a)      121,125
      700    Nintendo Co. Ltd. (Japan)                  128,934
    4,220    Thyssen AG (Germany)                       106,409
                                                     ----------
                                                        631,679
------------------------------------------------------------
Media--1.6%
   14,500    CBS Corp.(a)                               845,531
    8,000    Clear Channel Communications, Inc.(a)      691,000
    1,000    Cumulus Media, Inc.                         39,063
    5,000    Omnicom Group, Inc.                        468,438
    1,700    Time Warner, Inc.                          135,894
                                                     ----------
                                                      2,179,926
------------------------------------------------------------
Medical Technology--0.9%
    7,800    Amgen, Inc.(a)                             496,762
      200    Celera Genomics(a)                          40,288
    2,625    Cell Genesys, Inc.(a)                       38,719
    2,300    Genetech, Inc.                             323,150
    1,225    Gliatech, Inc.(a)                           18,452
    5,000    Inhale Therapeutic Systems, Inc.(a)        292,187
                                                     ----------
                                                      1,209,558
------------------------------------------------------------
Metals--0.3%
   18,600    Broken Hill Proprietary Co. Ltd.
                (Australia)                             221,624
    1,500    Cleveland-Cliffs, Inc.                      41,906
    2,350    Commercial Metals Co.                       74,759
    1,375    Kaydon Corp.                                37,211
    1,025    Precision Castparts Corp.                   26,266
                                                     ----------
                                                        401,766
------------------------------------------------------------
Mining--0.5%
   21,400    Freeport-McMoRan Copper & Gold,
                Inc.(a)                              $  342,400
   13,900    Newmont Mining Corp.                       283,213
                                                     ----------
                                                        625,613
------------------------------------------------------------
Networking--0.2%
    1,500    Ancor Communications, Inc.(a)               56,438
      400    C-COR.net Corp.(a)                           8,550
    1,800    Juniper Networks, Inc.(a)                  243,562
                                                     ----------
                                                        308,550
------------------------------------------------------------
Office Equipment & Supplies--0.7%
    7,000    Canon, Inc. (Japan)                        286,447
   13,000    Harris Corp.                               377,000
   23,400    IKON Office Solutions, Inc.                188,662
    1,700    Kimball International, Inc.
                (Class B)                                26,031
   13,000    Lanier Worldwide, Inc.(a)                   45,500
    2,300    Wallace Computer Services, Inc.             25,156
                                                     ----------
                                                        948,796
------------------------------------------------------------
Oil & Gas Services--2.3%
    1,400    Amerada Hess Corp.                          74,463
    5,500    Atlantic Richfield Co.                     423,500
    1,275    Atwood Oceanics, Inc.(a)                    52,036
    2,150    Berry Petroleum Co.                         31,309
   22,400    BP Amoco PLC (United Kingdom)              197,593
    3,925    Energen Corp.                               67,706
   23,700    ENI SpA (Italy)                            111,290
    2,300    Equitable Resources, Inc.                   79,350
    5,225    Helmerich & Payne, Inc.                    122,788
    2,876    Kerr-McGee Corp.                           159,258
    5,900    Keyspan Energy                             138,281
    7,300    Marine Drilling Companies, Inc.(a)         140,525
    2,000    Mitchell Energy & Development Corp.         45,000
    7,000    Newfield Exploration Co.(a)                192,500
    5,200    Nuevo Energy Co.                            96,200
    6,900    Occidental Petroleum Corp.                 137,137

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Oil & Gas Services (cont'd.)
    2,500    Oneok, Inc.                             $   65,313
      925    SEACOR SMIT, Inc.(a)                        42,666
    4,025    Southwestern Energy Co.                     22,892
    8,985    Total SA, ADR                              559,316
    2,033    Total SA, Ser. B (France)                  250,891
    1,150    Ultramar Diamond Shamrock Corp.             25,156
    1,350    Valero Energy Corp.                         30,628
    2,925    Varco International, Inc.                   29,616
    1,700    Wicor, Inc.                                 50,256
                                                     ----------
                                                      3,145,670
------------------------------------------------------------
Paper & Packaging--2.4%
    1,800    Ball Corp.                                  65,475
    1,250    Chesapeake Corp.                            32,578
    3,900    Fort James Corp.                           104,325
    4,900    Georgia-Pacific Corp. (Timber Group)       106,269
   13,500    Georgia-Pacific Group                      550,125
   10,200    International Paper Co.                    485,775
   10,600    Mead Corp.                                 394,850
    2,000    Nippon Paper Industries Co. Ltd.
                (Japan)                                  13,796
    2,500    P.H. Glatfelter Co.                         30,781
    2,500    Pope & Talbot, Inc.                         40,000
    1,800    Potlatch Corp.                              72,450
    5,900    Temple-Inland, Inc.                        330,031
    3,700    UPM-Kymmene Oy (Finland)                   137,487
    8,100    Weyerhaeuser Co.                           464,738
   11,000    Willamette Industries, Inc.                451,000
                                                     ----------
                                                      3,279,680
------------------------------------------------------------
Pharmaceuticals--2.2%
      875    Alpharma, Inc.                              29,750
    9,300    American Home Products Corp.               437,681
    2,150    Bindley Western Industries, Inc.            36,685
    5,100    Bristol-Myers Squibb Co.                   336,600
    1,925    Dura Pharmaceuticals, Inc.(a)               29,837
    5,500    Glaxo Holdings PLC, ADR                    290,125
      975    King Pharmaceuticals, Inc.(a)               57,525
    4,100    Merck & Co., Inc.                          323,131
    2,725    Ocular Sciences, Inc.(a)                $   55,181
    5,850    Rhone Poulenc SA, Series A (France)        307,054
       15    Roche Holdings AG (Switzerland)            161,052
    9,600    Warner-Lambert Co.                         911,400
                                                     ----------
                                                      2,976,021
------------------------------------------------------------
Photography--0.7%
   14,700    Eastman Kodak Co.                          909,563
------------------------------------------------------------
Power Generation
      850    Calpine Corp.                               62,156
------------------------------------------------------------
Printing & Publishing--0.1%
    1,225    Banta Corp.                                 23,275
   18,700    Reed International PLC (United
                Kingdom)                                160,414
                                                     ----------
                                                        183,689
------------------------------------------------------------
Radio & Television
      700    Entercom Communications Corp.(a)            37,188
------------------------------------------------------------
Real Estate--0.5%
      400    Alexandria Real Estate Equities, Inc.       11,800
    2,450    Bradley Real Estate, Inc.                   41,650
    2,025    BRE Properties, Inc.                        44,550
    2,425    Cabot Industrial Trust                      47,287
    1,400    Developers Diversified Reality Corp.        18,200
    3,850    Franchise Finance Corp. of America          92,400
    1,700    Gables Residential Trust                    36,869
      800    General Growth Properties, Inc.             22,800
    4,900    Glenborough Realty Trust, Inc.              66,762
    1,600    Health Care Property Investments,
                Inc.                                     40,900
    2,025    Health Care REIT, Inc.                      32,653
    1,800    Hospitality Properties Trust                35,213
    9,500    MeriStar Hospitality Corp.                 154,969
    3,800    Reckson Associates Reality Corp.            75,050
      600    SL Green Reality Corp.                      13,050
                                                     ----------
                                                        734,153

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Real Estate-Development
    3,650    Catellus Development Corp.(a)           $   45,625
------------------------------------------------------------
Restaurants--0.8%
    9,000    CKE Restaurants, Inc.                       57,938
   34,800    Darden Restaurants, Inc.                   552,450
    1,300    Jack in the Box, Inc.(a)                    26,731
    9,100    McDonald's Corp.                           338,406
   11,175    Ryan's Family Steak Houses, Inc.(a)         99,877
                                                     ----------
                                                      1,075,402
------------------------------------------------------------
Retail--3.1%
    2,200    1-800-FLOWERS.COM, Inc.(a)                  21,450
    1,500    BJ's Wholesale Club, Inc.(a)                52,500
    1,700    Buckle, Inc.                                26,669
    8,000    Consolidated Stores Corp.(a)               114,000
    1,300    Department 56, Inc.                         24,944
   15,800    Dillards, Inc. (Class A)                   303,162
   12,100    Gap, Inc.                                  540,719
   16,300    Great Universal Stores PLC
                (United Kingdom)                        104,738
   17,600    Home Depot, Inc.                           996,600
   37,200    Kmart Corp.(a)                             311,550
    6,500    Kohl's Corp.(a)                            455,812
    3,175    Micro Warehouse, Inc.(a)                    60,325
    4,700    Pep Boys - Manny, Moe & Jack                34,075
    5,600    Ross Stores, Inc.                           71,400
    3,900    Sears, Roebuck & Co.                       120,656
    4,300    Tiffany & Co.                              318,200
   10,700    Toys 'R' Us, Inc.(a)                       110,344
    7,800    Wal-Mart Stores, Inc.                      427,050
    1,850    Zale Corp.(a)                               66,138
                                                     ----------
                                                      4,160,332
------------------------------------------------------------
Semiconductors--1.4%
    4,300    Applied Materials, Inc.(a)                 590,175
    1,925    Cypress Semiconductor Corp.(a)              64,487
    2,850    Integrated Device Technology, Inc.(a)   $   81,225
    9,000    Intel Corp.                                890,438
    4,000    KLA Tencor Corp.(a)                        234,500
                                                     ----------
                                                      1,860,825
------------------------------------------------------------
Services--0.1%
   16,100    Service Corp. International(a)              73,456
------------------------------------------------------------
Software--3.3%
    2,100    Activision, Inc.(a)                         32,813
      100    Alteon Websystems, Inc.(a)                   9,838
    5,100    America Online, Inc.(a)                    290,381
      300    Ardent Software, Inc.(a)                    12,900
      200    Bluestone Software, Inc.(a)                 17,625
    2,500    BroadVision, Inc.(a)                       318,281
      800    Exodus Communications, Inc.(a)              91,900
    5,000    HNC Software, Inc.(a)                      450,937
    2,900    I2 Technologies, Inc.(a)                   558,612
    5,000    Intuit, Inc.(a)                            301,563
      300    ITXC Corp.(a)                               32,250
    2,500    Legato Systems, Inc.(a)                     62,969
      600    Liberate Technologies(a)                    47,288
   12,400    Microsoft Corp.(a)                       1,213,650
      300    Mission Critical Software, Inc.(a)          17,250
      500    NetIQ Corp.(a)                              28,000
    1,950    OneMain.com, Inc.(a)                        23,888
    2,000    Progress Software Corp.(a)                  43,250
      300    Proxicom, Inc.(a)                           30,300
      200    Software.com, Inc.(a)                       13,575
    2,000    Sybase, Inc.(a)                             47,625
      600    U.S. Interactive, Inc.(a)                   31,200
    5,100    VERITAS Software Corp.(a)                  743,962
    2,200    Verity, Inc.(a)                             74,800
                                                     ----------
                                                      4,494,857
------------------------------------------------------------
Steel
    2,050    AK Steel Holding Corp.                      20,756
    1,200    Carpenter Technology Corp.                  28,800
                                                     ----------
                                                         49,556

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
------------------------------------------------------------
Telecommunications--6.8%
      100    AirGate PCS, Inc.(a)                    $    6,113
    3,600    Allegiance Telecommunications,
                Inc.(a)                                 379,350
    5,500    ALLTEL Corp.                               367,125
   19,600    AT&T Corp.(a)                            1,016,675
    3,300    British Telecommunications PLC
                (United Kingdom)                         64,161
    2,100    Carrier Access Corp.(a)                     92,400
    1,812    Deutsche Telekom (Germany)                 122,005
    1,100    Intermedia Communications, Inc.(a)          47,300
    2,300    JDS Uniphase Corp.(a)                      469,056
    3,825    Level 3 Communications, Inc.(a)            371,481
    4,600    Metromedia Fiber Network, Inc.             311,362
    3,600    Millicom International Cellular SA(a)      256,950
    2,100    Nextel Communications, Inc.(a)             223,388
    3,100    Nextlink Communications, Inc.              261,563
       11    Nippon Telegraph & Telephone Corp.
                (Japan)                                 166,107
    5,600    Nokia Corp., ADR(a)                      1,024,800
    4,750    NTL, Inc.(a)                               597,609
       10    NTT Mobile Communications (Japan)          339,299
    6,500    Pacific Gateway Exchange, Inc.(a)          127,563
      500    Plantronics, Inc.(a)                        35,813
   18,500    Portugal Telecom SA                        218,974
      500    QUALCOMM, Inc.(a)                           63,500
   18,600    Qwest Communications International,
                Inc.(a)                                 732,375
    2,900    Tele Danmark AS (Denmark)                  205,383
   15,009    Telefonica SA (Spain)                      377,149
    2,800    Tellabs, Inc.(a)                           151,200
    1,300    True North Communications, Inc.             54,031
    3,600    Univision Communications, Inc.(a)          385,650
   15,000    Vodafone AirTouch PLC, ADR                 840,000
                                                     ----------
                                                      9,308,382
------------------------------------------------------------
Tobacco--0.7%
   10,200    Loews Corp.                                571,200
   11,200    Philip Morris Co., Inc.                    234,500
    6,833    R.J. Reynolds Tobacco Holdings, Inc.       117,442
    3,100    Universal Corp.                             63,356
                                                     ----------
                                                        986,498
------------------------------------------------------------
Transportation--0.1%
    1,650    Alexander & Baldwin, Inc.               $   33,309
    3,075    Roadway Express, Inc.                       70,725
    1,575    Sea Containers Ltd.                         45,380
                                                     ----------
                                                        149,414
------------------------------------------------------------
Trucking & Shipping--0.3%
   10,700    Air Express International Corp.            349,087
    1,925    US Freightways Corp.                        70,022
                                                     ----------
                                                        419,109
------------------------------------------------------------
Utilities--0.5%
    1,500    California Water Service Group              39,938
    3,800    General Public Utilities Corp.             110,200
      840    Suez Lyonnaise des Eaux (France)           120,208
    5,900    Unicom Corp.                               230,837
    6,375    Washington Gas Light Co.                   160,172
                                                     ----------
                                                        661,355
------------------------------------------------------------
Waste Management--0.2%
    6,000    Casella Waste Systems, Inc.(a)              90,375
    9,000    Waste Management, Inc.                     157,500
                                                     ----------
                                                        247,875
------------------------------------------------------------
Wire & Cable
    1,000    Sumitomo Electric Industries (Japan)        13,255
                                                     ----------
             Total common stocks
                (cost $71,125,281)                   83,953,031
                                                     ----------
   ------------------------------------------------------------
WARRANTS(a)
------------------------------------------------------------
      Units
       25    Intersil Corp., expiring 8/15/09
                (cost $0)                                 6,250
                                                     ----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
CORPORATE BONDS--18.3%
------------------------------------------------------------
Aerospace
B2        $    50     BE Aerospace, Inc.,
                         Sr. Sub. Notes,
                         9.50%, 11/1/08                $     46,250
------------------------------------------------------------
Airlines--0.2%
Ba2           200     Continental Airlines Inc.,
                         Sr. Notes,
                         8.00%, 12/15/05                    180,898
B3             50     US Airways, Inc.,
                         Sr. Notes,
                         9.625%, 2/1/01                      49,622
                                                       ------------
                                                            230,520
------------------------------------------------------------
Audio/Visual--0.2%
Ba2           250     Imax Corp.,
                         Sr. Notes,
                         7.875%, 12/1/05                    233,125
------------------------------------------------------------
Auto Rental
B1             55     United Rentals, Inc.,
                         Gtd. Notes,
                         9.25%, 1/15/09                      51,563
------------------------------------------------------------
Automotive Parts--0.4%
B2             10     Collins & Aikman Products Co.,
                         Sr. Sub. Notes,
                         11.50%, 4/15/06                      9,700
B3             75     Eagle-Picher, Inc.,
                         Gtd. Notes,
                         9.375%, 3/1/08                      64,125
B3            250     Hayes Wheels Int'l, Inc.,
                         Sr. Sub. Notes,
                         9.125%, 7/15/07                    240,625
Ba1           250     Lear Corp.,
                         Sr. Notes, Series B,
                         8.11%, 5/15/09                     232,500
                                                       ------------
                                                            546,950
------------------------------------------------------------
Banking--0.6%
B1        $   100     Chevy Chase Savings Bank,
                         Sub. Deb.,
                         9.25%, 12/1/05                $     96,000
                      Korea Development Bank,
                         Sr. Notes,
Baa3          200     7.125%, 9/17/01                       197,978
Baa3          300     7.90%, 2/1/02                         299,508
Ba3           200     Sovereign Bancorp,
                         Sr. Notes,
                         10.50%, 11/15/06                   203,000
                                                       ------------
                                                            796,486
------------------------------------------------------------
Broadcasting
B3             30     Paxson Communications Corp.,
                         Sr. Sub. Notes,
                         11.625%, 10/1/02                    31,050
------------------------------------------------------------
Building & Products--0.3%
B2            250     Ainsworth Lumber Ltd.,
                         Sr. Notes,
                         12.50%, 7/15/07                    272,500
Ba3           150     Building Materials Corp. of
                         America,
                         Sr. Notes,
                         8.00%, 12/1/08                     132,375
Ba2            15     Standard Pacific Corp.,
                         Sr. Notes,
                         8.50%, 4/1/09                       13,162
                                                       ------------
                                                            418,037
------------------------------------------------------------
Cable--0.8%
                      Adelphia Communications Corp.,
                         Sr. Notes,
B1            200     8.125%, 7/15/03                       187,000
B1            100     7.875%, 5/1/09                         86,750
B3             25     Classic Cable, Inc.,
                         Sr. Sub. Notes,
                         9.375%, 8/1/09                      23,563

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Cable (cont'd.)
B3        $   150     Diamond Cable Comm. Co.
                         (United Kingdom),
                         Sr. Disc. Notes,
                         13.25%, 9/30/04               $    160,875
B2            250     Mediacom LLC Capital Corp.,
                         Sr. Notes,
                         7.875%, 2/15/11                    214,375
Ba3           100     Rogers Cablesystems, Inc.,
                         Sr. Notes,
                         9.625%, 8/1/02                     102,000
                      United Pan-Europe
                         Communications
                         (Netherlands),
                         Sr. Disc. Notes,
B2            100     12.50%, 8/1/09                         53,500
                      Sr. Notes,
B2            335     10.875%, 8/1/09                       325,787
                                                       ------------
                                                          1,153,850
------------------------------------------------------------
Casinos--0.8%
B2            150     Aztar Corp.,
                         Sr. Sub. Notes,
                         8.875%, 5/15/07                    138,750
Ba2           250     Harrahs Operating, Inc.,
                         Gtd. Sr. Sub. Notes,
                         7.875%, 12/15/05                   235,625
B2            250     Hollywood Park, Inc.,
                         Sr. Sub. Notes, Series B,
                         9.25%, 2/15/07                     240,937
B2            150     Horseshoe Gaming LLC,
                         Sr. Sub. Notes,
                         8.625%, 5/15/09                    138,750
B2             15     Isle Capri Casinos, Inc.,
                         Sr. Sub. Notes,
                         8.75%, 4/15/09                      13,425
Ba2           100     Mandalay Resort Group,
                         Sr. Sub. Deb.,
                         7.625%, 7/15/13                     85,500
Ba2           250     Mohegan Tribal Gaming
                         Authority,
                         Sr. Notes,
                         8.125%, 1/1/06                     235,000
                                                       ------------
                                                          1,087,987
------------------------------------------------------------
Chemicals--0.3%
B2        $    75     Huntsman ICI Chemicals, Inc.,
                         Sr. Sub. Notes,
                         10.125%, 7/1/09               $     75,750
B1             50     Huntsman Polymers Corp.,
                         Sr. Notes,
                         11.75%, 12/1/04                     52,500
Ba3           100     Lyondell Chemical Co.,
                         Sr. Sub. Notes,
                         9.875%, 5/1/07                      98,750
                      Sterling Chemicals, Inc.,
                         Sr. Sub. Notes,
B3             55     12.375%, 7/15/06                       56,925
B3             55     11.75%, 8/15/06                        44,000
B2             65     ZSC Specialty Chemicals PLC,
                         Sr. Notes,
                         11.00%, 7/1/09                      66,625
                                                       ------------
                                                            394,550
------------------------------------------------------------
Coal
Ba3            25     P & L Coal Holdings Corp.,
                         Sr. Notes,
                         8.875%, 5/15/08                     23,813
------------------------------------------------------------
Commercial Services--0.1%
B2            100     Iron Mountain, Inc.,
                         Sr. Sub. Notes, MTN,
                         8.25%, 7/1/11                       88,250
------------------------------------------------------------
Computer Services--0.3%
NR            100     Globix Corp.,
                         Sr. Notes,
                         12.50%, 2/1/10                     101,000
Ba1           250     Unisys Corp.,
                         Sr. Notes, Series B,
                         12.00%, 4/15/03                    266,875
                                                       ------------
                                                            367,875

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Containers--0.1%
Ba1       $    50     Owens-Illinois, Inc.,
                         Sr. Deb. Notes,
                         7.50%, 5/15/10                $     44,946
B3             75     Packaged Ice, Inc.,
                         Sr. Notes,
                         9.75%, 2/1/05                       66,750
                                                       ------------
                                                            111,696
------------------------------------------------------------
Diversified Manufacturing--0.3%
B3            200     Corning Consumer Products,
                         Sr. Sub. Notes,
                         9.625%, 5/1/08                     149,000
B2            150     Gentek, Inc.,
                         Gtd. Notes,
                         11.00%, 8/1/09                     154,500
B2            145     Tenneco, Inc.,
                         Sr. Sub. Notes,
                         11.625%, 10/15/09                  147,900
                                                       ------------
                                                            451,400
------------------------------------------------------------
Diversified Operations
B2             55     SCG Holding Co.,
                         Sr. Sub. Notes,
                         12.00%, 8/1/09                      58,300
------------------------------------------------------------
Electrical Utilities
A3            500     Alliant Energy Resources, Inc.,
                         Sub. Notes,
                         7.25%, 2/15/30                      33,375
------------------------------------------------------------
Engineering & Construction--0.1%
B1            129     CSC Holdings, Inc.,
                         Sr. Sub. Deb.,
                         10.50%, 5/15/16                    142,223
------------------------------------------------------------
Financial Services--3.1%
Ba1           100     Americredit Corp.,
                         Sr. Notes,
                         9.875%, 4/15/06                    100,250
A2            300     Bear Stearns Cos., Inc.,
                         Sr. Notes,
                         6.15%, 3/2/04                      282,498
Baa2      $   500     Capital One Bank,
                         Sr. Notes,
                         6.76%, 7/23/02                $    488,284
NR            100     Coinstar, Inc.,
                         Sr. Disc. Notes,
                         13.00%, 10/1/06                    102,000
NR            268     Credit Asset Receivable LLC,
                         Sr. Sec'd. Notes,
                         6.274%, 10/31/03                   260,959
Baa1          300     Finova Capital Corp.,
                         MTN,
                         5.98%, 2/27/01                     296,343
Ba1           100     GS Escrow Corp.,
                         Notes,
                         7.05%, 8/1/03                       95,346
A2            700     Household Finance Corp.,
                         Notes,
                         7.00%, 8/1/03                      683,649
Baa1          500     MBNA America Bank NA,
                         MTN,
                         6.875%, 7/15/04                    480,780
Ba3           150     Metris Co., Inc.,
                         Sr. Deb. Notes,
                         10.125%, 7/15/06                   144,000
A1            300     Morgan J.P. & Co., Inc.,
                         Sr. Notes,
                         5.75%, 2/25/04                     280,977
Baa2          300     Orix Credit Alliance, Inc.,
                         MTN,
                         6.785%, 4/16/01                    298,317
Ba3           275     RBF Finance Co.,
                         Sr. Notes,
                         11.00%, 3/15/06                    294,250
Aa3           500     Wells Fargo & Co.,
                         Notes,
                         6.625%, 7/15/04                    482,180
                                                       ------------
                                                          4,289,833

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Food & Beverage--0.4%
B3        $    50     Agrilink Foods, Inc.,
                         Sr. Sub. Notes,
                         11.875%, 11/1/08              $     49,250
B2             20     Ameriserve Food Distribution,
                         Inc.,
                         Sr. Notes,
                         8.875%, 10/15/06                     6,900
B1            250     Cott Corp.,
                         Sr. Notes,
                         8.50%, 5/1/07                      231,875
Caa            25     Del Monte Foods Co.,
                         Sr. Disc. Notes, Series B,
                         Zero Coupon (until 12/15/02)
                         12.50%, 12/15/07                    20,000
B3              5     Dominos, Inc.,
                         Sr. Sub. Notes,
                         10.375%, 1/15/09                     4,688
B2            150     Pilgrim's Pride Corp.,
                         Sr. Sub. Notes,
                         10.875%, 8/1/03                    151,500
B2            100     Vlasic Foods Intl., Inc.,
                         Sr. Sub. Notes,
                         10.25%, 7/1/09                      90,000
                                                       ------------
                                                            554,213
------------------------------------------------------------
Gaming--0.1%
B3             75     Coast Hotels & Casinos, Inc.,
                         Gtd. Notes,
                         9.50%, 4/1/09                       69,375
------------------------------------------------------------
Health Care--1.0%
B3            100     Apria Healthcare Group,
                         Sr. Sub. Notes,
                         9.50%, 11/1/02                      97,500
B2            100     Biovail Corp. International,
                         Sr. Notes,
                         10.875%, 11/15/05                  105,000
                      Columbia/HCA Healthcare Corp.,
                         Deb. Notes,
Ba2            55     7.05%, 12/1/27                         40,975
Ba2            25     7.50%, 11/15/95                        19,875
                      MTN,
Ba2       $   100     7.69%, 6/15/25                   $     80,500
Ba2           200     6.73%, 7/15/45                        185,500
B3             30     Concentra Operating Corp.,
                         Sr. Sub. Notes, Series A,
                         13.00%, 8/15/09                     25,500
                      Fresenius MedCare Cap. Trust,
                         Gtd. Notes,
Ba3           125     9.00%, 12/1/06                        118,750
Ba3            75     7.875%, 2/1/08                         67,125
Baa3          250     HEALTHSOUTH Corp.,
                         Sr. Notes,
                         7.00%, 6/15/08                     204,767
B3             40     Iasis Healthcare Corp.,
                         Sr. Sub. Notes,
                         13.00%, 10/15/09                    41,000
C             250     Integrated Health Services,
                         Inc.,
                         Sr. Sub. Notes, Series A,
                         9.25%, 1/15/08                      17,500
B3            100     LifePoint Hospitals Holdings,
                         Inc.,
                         Sr. Sub. Notes,
                         10.75%, 5/15/09                    102,750
B3            100     Magellan Health Services, Inc.,
                         Sr. Sub. Notes,
                         9.00%, 2/15/08                      80,000
Ba1           100     Tenet Healthcare Corp.,
                         Sr. Notes,
                         7.875%, 1/15/03                     96,500
B3            125     Triad Hospitals Holdings, Inc.,
                         Sr. Sub. Notes,
                         11.00%, 5/15/09                    129,375
                                                       ------------
                                                          1,412,617
------------------------------------------------------------
Hotels--0.1%
Ba2            50     Meditrust,
                         Sr. Notes,
                         7.25%, 3/15/04                      39,686
Ba1           120     Starwood Hotel & Resorts,
                         Deb. Notes,
                         7.375%, 11/15/15                    96,083
                                                       ------------
                                                            135,769

--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Industrials--0.2%
B3        $    25     Intersil Corp.,
                         Sr. Sub. Notes,
                         13.25%, 8/15/09               $     28,000
B2            250     Purina Mills, Inc.,
                         Sr. Sub. Notes,
                         9.00%, 3/15/10                      62,500
B3            250     United Int'l. Holdings, Inc.,
                         Sr. Disc. Notes,
                         Zero Coupon (until 2/15/03)
                         10.75%, 2/15/08                    163,750
                                                       ------------
                                                            254,250
------------------------------------------------------------
Machinery & Equipment--0.1%
B1            150     Applied Power, Inc.,
                         Sr. Sub. Notes,
                         8.75%, 4/1/09                      157,500
------------------------------------------------------------
Manufacturing--0.1%
B1             60     JPS Products,
                         Sr. Notes,
                         11.125%, 6/15/01                    60,450
B1             50     Phillips Van-Heusen,
                         Sr. Sub. Notes,
                         9.50%, 5/1/08                       46,500
B2              5     Sun World International, Inc.,
                         First Mtg., Series B,
                         11.25%, 4/15/04                      5,050
B2             40     Venture Holdings Trust,
                         Sr. Notes,
                         9.50%, 7/1/05                       36,400
                                                       ------------
                                                            148,400
------------------------------------------------------------
Media--0.4%
B2            250     Ackerley Group, Inc.,
                         Sr. Sub. Notes,
                         9.00%, 1/15/09                     236,250
B1             75     Chancellor Media Corp.,
                         Sr. Sub. Notes,
                         9.00%, 10/1/08                      76,687
Baa3      $   265     Time Warner, Inc.,
                         Series 97-1,
                         6.10%, 12/30/01               $    258,905
                                                       ------------
                                                            571,842
------------------------------------------------------------
Metals--0.2%
B2             30     Golden Northwest Aluminum,
                         Gtd. Notes,
                         12.00%, 12/15/06                    31,275
B1            225     Kaiser Aluminum & Chemical
                         Corp.,
                         Sr. Notes,
                         9.875%, 2/15/02                    219,375
                                                       ------------
                                                            250,650
------------------------------------------------------------
Miscellaneous--0.4%
B2             65     Metromedia Fiber Network,
                         Sr. Notes,
                         10.00%, 12/15/09                    65,163
Baa1          450     Midamerican Funding LLC,
                         Sr. Notes,
                         5.85%, 3/1/01                      443,349
                                                       ------------
                                                            508,512
------------------------------------------------------------
Oil & Gas Services--1.0%
B3            160     Chesapeake Energy Corp.,
                         Sr. Notes,
                         9.625%, 5/1/05                     149,600
Ba2            85     Eott Energy Partners LP,
                         Sr. Notes,
                         11.00%, 10/1/09                     85,956
                      Gulf Canada Resources Ltd.,
                         Sr. Notes,
Ba1           220     8.35%, 8/1/06                         210,650
                      Sr. Sub. Deb.,
Ba2            30     9.625%, 7/1/05                         30,750

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Oil & Gas (cont'd.)
B1        $   200     Parker Drilling Co.,
                         Sr. Notes,
                         9.75%, 11/15/06               $    193,000
Ba2           200     Petroleos Mexicanos (Mexico),
                         Gtd. Notes,
                         9.375%, 12/2/08                    205,000
                      Plains Resources, Inc.,
                         Gtd. Notes, Series D,
B2            100     10.25%, 3/15/06                        96,000
                      Sr. Sub. Notes, Series B,
B2             20     10.25%, 3/15/06                        19,300
B2             55     Swift Energy Co.,
                         Sr. Sub. Notes,
                         10.25%, 8/1/09                      54,175
B1            250     Triton Energy Ltd.,
                         Sr. Notes,
                         9.25%, 4/15/05                     252,500
                                                       ------------
                                                          1,296,931
------------------------------------------------------------
Paper & Packaging--0.7%
B1            250     Ball Corp.,
                         Sr. Sub. Notes,
                         8.25%, 8/1/08                      235,625
                      Doman Industries Ltd. (Canada),
                         Sr. Notes,
Caa            50     8.75%, 3/15/04                         42,000
Caa            25     9.25%, 11/15/07                        19,875
Caa           100     Repap New Brunswick (Canada),
                         Sr. Notes,
                         10.625%, 4/15/05                    91,000
B1            250     S.D. Warren Co.,
                         Sr. Sub. Notes,
                         12.00%, 12/15/04                   260,000
                      Stone Container Corp.,
                         Sr. Notes Deb.,
B2             15     11.50%, 8/15/06                        15,862
                      Sr. Sub. Deb.,
B3            250     12.25%, 4/1/02                        252,500
                                                       ------------
                                                            916,862
------------------------------------------------------------
Pharmaceuticals--0.1%
Ba3       $   100     ICN Pharmaceuticals, Inc.,
                         Sr. Notes,
                         8.75%, 11/15/08               $     93,000
------------------------------------------------------------
Printing & Publishing--0.5%
B1            250     Mail Well I Corp.,
                         Sr. Sub. Notes,
                         8.75%, 12/15/08                    228,750
B2            250     Transwestern Publishing Co. LP,
                         Sr. Sub. Notes, Series D,
                         9.625%, 11/15/07                   241,875
B1            250     World Color Press, Inc.,
                         Sr. Sub. Notes,
                         7.75%, 2/15/09                     232,500
                                                       ------------
                                                            703,125
------------------------------------------------------------
Real Estate--0.2%
Ba2           250     HMH Properties, Inc.,
                         Sr. Notes,
                         8.45%, 12/1/08                     224,375
------------------------------------------------------------
Real Estate-Development--0.1%
B1            100     Intrawest Corp.,
                         Sr. Notes,
                         10.50%, 2/1/10                      99,000
------------------------------------------------------------
Recreation--0.3%
B3            100     Ballys Total Fitness Holdings,
                         Sr. Sub. Notes, Series C,
                         9.875%, 10/15/07                    94,000
B3            350     Premier Parks, Inc.,
                         Sr. Notes,
                         9.75%, 6/15/07                     341,250
                                                       ------------
                                                            435,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Restaurants--0.4%
B2        $   125     Advantica Restaurant Group,
                         Inc.,
                         Sr. Notes,
                         11.25%, 1/15/08               $     83,750
B2            250     Carrols Corp.,
                         Sr. Sub. Notes,
                         9.50%, 12/1/08                     217,500
B2             50     CKE Restaurants, Inc.,
                         Sr. Sub. Notes,
                         9.125%, 5/1/09                      38,000
Ba1           250     Felcor Suites LP,
                         Gtd. Sr. Notes,
                         7.375%, 10/1/04                    221,250
Ba3            30     Sbarro, Inc.,
                         Sr. Notes,
                         11.00%, 9/15/09                     30,750
                                                       ------------
                                                            591,250
------------------------------------------------------------
Retail--0.1%
Caa            50     Pathmark Stores, Inc.,
                         Sr. Sub. Notes,
                         9.625%, 5/1/03                      40,000
B2             75     Stater Brothers Holdings, Inc.,
                         Sr. Notes,
                         10.75%, 8/15/06                     75,750
                                                       ------------
                                                            115,750
------------------------------------------------------------
Schools--0.1%
B3             90     Kindercare Learning Center,
                         Inc.,
                         Sr. Sub. Notes,
                         9.50%, 2/15/09                      85,500
B3             25     La Petite Holdings,
                         Sr. Notes,
                         10.00%, 5/15/08                     16,875
                                                       ------------
                                                            102,375
------------------------------------------------------------
Services--0.1%
B2        $    35     Alliance Atlantis Commerce,
                         Inc.,
                         Sr. Sub. Notes,
                         13.00%, 12/15/09              $     34,300
B3             50     IT Group, Inc.,
                         Sr. Sub. Notes, Series B,
                         11.25%, 4/1/09                      47,500
                                                       ------------
                                                             81,800
------------------------------------------------------------
Software--0.2%
B3             25     Covad Commerce Group,
                         Sr. Notes,
                         12.00%, 2/15/10                     25,187
NR             50     Exodus Communications,
                         Sr. Notes,
                         10.75%, 12/15/09                    50,875
B3            150     Psinet, Inc.,
                         Sr. Notes,
                         11.00%, 8/1/09                     154,500
                      Verio, Inc.,
                         Sr. Notes,
B3              5     11.25%, 12/1/08                         5,238
B3            100     10.625%, 11/15/09                     103,500
                                                       ------------
                                                            339,300
------------------------------------------------------------
Steel--0.4%
Ba2            20     AK Steel Corp.,
                         Sr. Notes,
                         7.875%, 2/15/09                     18,000
B2             15     Algoma Steel, Inc.,
                         First Mtg. Notes,
                         12.375%, 7/15/05                    14,025
Ba2            25     Leviathan Corp.,
                         Sr. Sub. Notes,
                         10.375%, 6/1/09                     25,875

--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Steel (cont'd.)
Ba3       $   150     National Steel Corp.,
                         First Mtg., Series D,
                         9.875%, 3/1/09                $    150,000
Caa2           25     Sheffield Steel Corp.,
                         First Mtg., Series B,
                         11.50%, 12/1/05                     21,250
B2            250     UCAR Global Enterprises, Inc.,
                         Sr. Sub. Notes,
                         12.00%, 1/15/05                    258,750
                                                       ------------
                                                            487,900
------------------------------------------------------------
Telecommunications--2.6%
Baa3          600     AT&T Corp.,
                         MTN, Series G,
                         6.31%, 4/23/02                     598,482
B3             85     Adelphia Business Solutions,
                         Sr. Disc. Notes,
                         Zero Coupon (until 4/15/01)
                         13.00%, 4/15/03                     76,075
B2            250     Charter Communication Holdings,
                         Sr. Notes,
                         8.625%, 4/1/09                     230,000
B3            110     Clearnet Communications, Inc.,
                         Sr. Disc. Notes,
                         Zero Coupon (until 5/1/04)
                         10.125%, 5/1/09                     64,900
B1            250     Global Crossing Holdings Ltd.,
                         Sr. Notes,
                         9.50%, 11/15/09                    241,250
                      Level 3 Communications, Inc.,
                         Sr. Disc. Notes,
B3             30     9.125%, 5/1/08                         27,825
B3            130     Zero Coupon (until 12/1/03)
                         10.50%, 12/1/08                     78,000
B1             95     Mcleodusa, Inc.,
                         Sr. Notes,
                         8.125%, 2/15/09                     85,500
                      Nextel Communications, Inc.,
                         Sr. Disc. Notes,
B1        $    15     Zero Coupon (until 9/15/02)
                         10.65%, 9/15/07               $     11,175
                      Sr. Notes,
B1            425     9.375%, 11/15/09                      410,125
B2            330     Nextlink Communications, Inc.,
                         Sr. Disc. Notes,
                         10.75%, 6/1/09                     332,475
B3            250     NTL Communications Corp.,
                         Sr. Notes,
                         Zero Coupon (until 10/1/03)
                         12.38%, 10/1/08                    171,250
B3            100     Primus Telecomm Group,
                         Sr. Notes,
                         12.75%, 10/15/09                   102,000
                      RCN Corp.,
                         Sr. Notes,
B3              5     10.00%, 10/15/07                        4,850
B3             55     10.125%, 1/15/10                       53,488
                      Telewest Communications PLC
                         (United Kingdom),
                         Sr. Disc. Deb.,
B1            250     Zero Coupon (until 10/1/00)
                         11.00%, 10/1/07                    232,500
                      Sr. Disc. Notes,
B1            235     Zero Coupon (2/1/05)
                         11.375%, 2/1/10                    138,650
B3            250     Tritel PCS, Inc.,
                         Sr. Sub. Disc. Notes,
                         Zero Coupon (until 5/15/04)
                         12.75%, 5/15/09                    157,500
B3            125     Triton PCS, Inc.,
                         Gtd. Notes,
                         11.00%, 5/1/08                      88,437
                      VSTR Wire Co.,
                         Sr. Disc. Notes,
B2             65     Zero Coupon (11/15/04)
                         11.875%, 11/15/09                   39,650
                      Sr. Notes,
B2             90     10.375%, 11/15/09                      92,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Telecommunications (cont'd.)
B2        $   245     Williams Communications Group,
                         Inc.,
                         Sr. Notes,
                         10.875%, 10/1/09              $    252,350
B3             30     Worldwide Fiber, Inc.,
                         Sr. Notes,
                         12.00%, 8/1/09                      31,425
                                                       ------------
                                                          3,520,157
------------------------------------------------------------
Textile-Apparel Manufacturing--0.2%
Baa3          250     Burlington Industries, Inc.,
                         Sr. Disc. Deb.,
                         7.25%, 8/1/27                      182,500
B3             25     Collins & Aikman Floorcovering,
                         Sr. Sub. Notes,
                         10.00%, 1/15/07                     24,125
                                                       ------------
                                                            206,625
------------------------------------------------------------
Transportation
B1             50     American Commercial Lines LLC,
                         Sr. Notes,
                         10.25%, 6/30/08                     45,500
------------------------------------------------------------
Utilities--0.4%
Ba1           250     AES Corp.,
                         Sr. Notes,
                         9.50%, 6/1/09                      248,125
Ba3           250     CMS Energy Corp.,
                         Sr. Notes,
                         7.50%, 1/15/09                     227,500
Ba2           151     Niagara Mohawk Power Corp.,
                         Sr. Notes, Series C,
                         7.125%, 7/1/01                     150,640
                                                       ------------
                                                            626,265
------------------------------------------------------------
Waste Management--0.3%
                      Allied Waste of North America,
                         Inc.,
                         Sr. Notes,
Ba3           250     7.875%, 1/1/09                        215,000
                      Sr. Sub. Notes,
B2        $   100     10.00%, 8/1/09                   $     87,000
Ba1           150     Waste Management, Inc.,
                         Gtd. Notes,
                         6.00%, 5/15/01                     145,332
                                                       ------------
                                                            447,332
                                                       ------------
                      Total corporate bonds
                         (cost $26,110,578)              24,953,058
                                                       ------------
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--4.9%
Aaa           134     Capital Asset Research Funding
                         LP,
                         Series 97-A, Class I,
                         6.40%, 12/15/04                    130,825
Aaa           500     Contimortgage Home Equity Loan
                         Trust,
                         Series 1998-2, Class A4,
                         6.19%, 1/15/14                     487,500
Aaa           192     DLJ Mortgage Acceptance Corp.,
                         6.50%, 5/19/29                     177,531
                      Federal Home Loan Mortgage
                         Corp.,
                         Debs.
            1,000     6.00%, 12/31/29                       948,750
            1,800     7.50%, 12/31/29                     1,754,712
                      Series 119, Class H,
              729     7.50%, 1/15/21                        717,345
                      Series 1599, Class A,
               47     5.80%, 6/15/19                         46,722
                      Series 7, Class A,
              252     7.00%, 9/17/31                        238,318
              525     Federal National Mortgage
                         Assoc.,
                         Series 1998-73, Class MZ,
                         6.30%, 10/17/38                    390,601
Aaa           300     GE Capital Mortgage Services,
                         Inc.,
                         Series 1999-S, Class A29,
                         6.50%, 5/25/29                     269,784

--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (cont'd.)
Aaa       $   400     PNC Mortgage Secs. Corp.,
                         Series 1999-5, Class A1,
                         7.25%, 10/25/29               $    381,748
                      Residential Funding Mortgage,
                         Series 1993-S36, Class A9,
Aaa           200     6.48%, 10/25/08                       197,750
                      Series 1994-S5, Class A6,
Aa1           500     6.50%, 2/25/24                        433,905
                      Series 1999-S8, Class A1,
Aaa           208     6.25%, 3/25/14                        191,803
Aaa           370     Salomon Brothers Mortgage,
                         Series 1999-LB1, Class A,
                         5.39%, 6/25/29                     369,793
                                                       ------------
                      Total collateralized mortgage
                         obligations
                         (cost $7,040,237)                6,737,087
                                                       ------------
------------------------------------------------------------
CONVERTIBLE BONDS--0.4%
------------------------------------------------------------
Financial Services
A2   EURO500          Hellenic Finance,
                         2.00%, 7/15/03,
                         (cost $526,875)                    481,510
                                                       ------------
------------------------------------------------------------
MUNICIPAL BONDS--0.2%
                      New York City Gen. Oblig.,
                         Series B,
NR        $   300     6.00%, 8/1/01
                         (cost $303,420)                    293,085
                                                       ------------
------------------------------------------------------------
SOVEREIGN BONDS--0.3%
Ba1            74     Republic of Phillippines,
                         9.50%, 10/21/24                     73,783
                      United Mexican States,
Ba1           300     7.44%, 6/27/02                        297,750
                                                       ------------
                      Total sovereign bonds
                         (cost $355,534)                    371,533
                                                       ------------
------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND SECURITIES--8.8%
                      Government National Mortgage
                         Assoc.,
                         Single Family,
          $    91     6.75%, 9/20/22                   $     91,774
              250     6.00%, 12/31/29                       223,282
            5,800     6.50%, 12/31/29                     5,359,548
              420     7.00%, 12/31/29                       399,592
                      United States Treasury Bonds,
              400     8.75%, 8/15/20                        490,188
            1,700     8.00%, 11/15/21                     1,955,000
              300     6.00%, 2/15/26                        277,593
              312     3.625%, 4/15/28, TIPS                 279,775
                      United States Treasury Notes,
            1,261     3.625%, 7/15/02, TIPS               1,246,859
              425     3.375%, 1/15/07, TIPS                 401,259
              500     4.75%, 11/15/08                       435,000
              821     3.875%, 1/15/09, TIPS                 794,024
                                                       ------------
                      Total U.S. government agencies
                         and securities
                         (cost $11,969,446)              11,953,894
                                                       ------------
                      Total debt obligations
                         (cost $46,306,090)              44,790,167
                                                       ------------
                      Total long-term investments
                         (cost $117,431,371)            128,749,448
                                                       ------------
SHORT-TERM INVESTMENTS--11.7%
------------------------------------------------------------
CORPORATE BONDS--2.6%
------------------------------------------------------------
Banking--0.3%
Baa1          300     Banco Latinoamericano SA,
                         MTN,
                         6.15%, 5/2/00                      298,950
NR             97     Central Bank Corp.,
                         Bonds,
                         6.93%, 7/5/00                       95,265
                                                       ------------
                                                            394,215

--------------------------------------------------------------------------------
See Notes to Financial Statements.     22

Portfolio of Investments as of                  PRUDENTIAL DIVERSIFIED FUNDS
January 31, 2000                                PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Principal
Moody's  Amount
Rating   (000)        Description                      Value (Note 1
------------------------------------------------------------
Chemicals--0.2%
Ba3       $   250     Arco Chemical Co.,
                         Deb. Notes,
                         9.90%, 11/1/00                $    252,500
------------------------------------------------------------
Financial Services--0.7%
A2            400     General Motors Acceptance
                         Corp.,
                         MTN,
                         6.25%, 4/5/00                      399,064
Aa3           600     Morgan Stanley Dean Witter,
                         Sr. Notes,
                         6.29%, 4/24/00                     600,096
                                                       ------------
                                                            999,160
------------------------------------------------------------
Multimedia--0.1%
Baa3          200     Paramount Communications, Inc.,
                         Sr. Notes,
                         5.87%, 7/15/00                     199,018
------------------------------------------------------------
Oil & Gas--0.8%
Baa2        1,100     Public Services Enterprise
                         Group,
                         Notes, Series C,
                         6.52%, 3/15/00                   1,100,049
------------------------------------------------------------
Telecommunications--0.3%
A2            300     AT&T Corp.,
                         MTN,
                         6.46%, 3/6/00                      300,201
------------------------------------------------------------
Utilities--0.2%
Ba2           227     Niagara Mohawk Power Corp.,
                         Sr. Notes, Series B,
                         7.00%, 10/1/00                     226,328
                                                       ------------
                      Total corporate bonds
                         (cost $3,472,479)                3,471,471
                                                       ------------
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.1%
Aaa           196     Merrill Lynch Mortgage
                         Investors, Inc.,
                         Series 1998-FF1, Class A,
                         5.95%, 2/20/00
                         (cost $195,816)                    196,213
                                                       ------------

         Principal
         Amount
         (000)        Description                      Value (Note 1
------------------------------------------------------------
COMMERCIAL PAPER--0.8%
          $   700     IBM Credit Corp.,
                         6.29%, 2/8/00                 $    699,144
              400     US West Capital Funding, Inc.,
                         5.957%, 3/24/00                    396,451
                                                       ------------
                      Total commercial paper
                         (cost $1,095,702)                1,095,595
                                                       ------------
------------------------------------------------------------
REPURCHASE AGREEMENT--8.2%
           11,165     Joint Repurchase Agreement
                         Account,
                         4.72%, 02/01/00
                         (cost $11,165,000; Note 5)      11,165,000
                                                       ------------
                      Total short-term investments
                         (cost $15,928,997)              15,928,279
                                                       ------------
------------------------------------------------------------
Total Investments--106.2%
                      (cost $133,360,368)               144,677,727
                      Liabilities in excess of other
                         assets--(6.2%)                  (8,453,551)
                                                       ------------
                      Net Assets--100%                 $136,224,176
                                                       ------------
                                                       ------------

---------------
(a) Non-income producing security.
AB--Antiebolay (Swedish Stock Company).
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Company.
LP--Limited Partnership.
MTN--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's.
N.V.--Naamloze Vennootschap (Dutch Corporation).
Oy--Osakeyhtio (Finland Stock Company).
PLC--Public Limited Company (British Corporation).
SA-- Sociedad Anonima (Spanish Corporation or Societe Anonyme or French
    Corporation).
SpA--Societa per Azione (Italian Corporation).
TIPS--Treasury Inflation Protection Securities.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     23

                                                PRUDENTIAL DIVERSIFIED FUNDS
Statement of Assets and Liabilities             PRUDENTIAL DIVERSIFIED MODERATE
(Unaudited)                                     GROWTH FUND
--------------------------------------------------------------------------------

Assets                                                                                                          January 31, 2000
Investments, at value (cost $133,360,368).................................................................        $144,677,727
Foreign currency, at value ($1,490).......................................................................               1,483
Cash......................................................................................................              36,687
Receivable for investments sold...........................................................................           2,898,380
Receivable for Fund shares sold...........................................................................             774,651
Dividends and interest receivable.........................................................................             740,687
Forward currency contracts - amount receivable from counterparties........................................              32,563
Prepaid expenses..........................................................................................               1,068
                                                                                                                ----------------
   Total assets...........................................................................................         149,163,246
                                                                                                                ----------------
Liabilities
Payable for investments purchased.........................................................................          12,149,757
Payable for Fund shares reacquired........................................................................             426,092
Accrued expenses and other liabilities....................................................................             177,300
Distribution fee payable..................................................................................              95,201
Management fee payable....................................................................................              88,361
Forward currency contracts - amount payable to counterparties.............................................               1,636
Withholding taxes payable.................................................................................                 723
                                                                                                                ----------------
   Total liabilities......................................................................................          12,939,070
                                                                                                                ----------------
Net Assets................................................................................................        $136,224,176
                                                                                                                ----------------
                                                                                                                ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par..................................................................        $     11,917
   Paid-in capital in excess of par.......................................................................         122,921,536
                                                                                                                ----------------
                                                                                                                   122,933,453
   Undistributed net investment income....................................................................               1,016
   Accumulated net realized gain on investments...........................................................           1,942,093
   Net unrealized appreciation on investments and foreign currency transactions...........................          11,347,614
                                                                                                                ----------------
Net assets, January 31, 2000..............................................................................        $136,224,176
                                                                                                                ----------------
                                                                                                                ----------------
Class A:
   Net asset value and redemption price per share
      ($32,365,646 / 2,827,278 shares of beneficial interest issued and outstanding)......................               $11.45
   Maximum sales charge (5% of offering price)............................................................                 .60
                                                                                                                ----------------
   Maximum offering price to public.......................................................................               $12.05
                                                                                                                ----------------
                                                                                                                ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($77,600,427 / 6,791,420 shares of beneficial interest issued and outstanding)......................               $11.43
                                                                                                                ----------------
                                                                                                                ----------------
Class C:
   Net asset value and redemption price per share
      ($26,066,833 / 2,281,281 shares of beneficial interest issued and outstanding)......................               $11.43
   Sales charge (1% of offering price)....................................................................                  .12
                                                                                                                ----------------
   Offering price to public...............................................................................               $11.55
                                                                                                                ----------------
                                                                                                                ----------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($191,270 / 16,698 shares of beneficial interest issued and outstanding)............................               $11.45
                                                                                                                ----------------
                                                                                                                ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     24

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL DIVERSIFIED MODERATE
GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                               Six Months
                                                 Ended
Net Investment Income                       January 31, 2000
Income
   Interest............................        $1,759,465
   Dividends (net of foreign
      withholding taxes of $8,397).....           380,207
                                              -----------
      Total income.....................         2,139,672
                                              -----------
Expenses
   Management fee......................           478,195
   Distribution fee--Class A...........            33,268
   Distribution fee--Class B...........           345,421
   Distribution fee--Class C...........           122,362
   Custodian's fees and expenses.......           176,000
   Transfer agent's fees and
      expenses.........................            70,000
   Registration fees...................            35,000
   Amortization of offering costs......            29,535
   Reports to shareholders.............            21,000
   Audit fees and expenses.............            12,500
   Legal fees..........................             6,000
   Trustees' fees and expenses.........             2,500
   Miscellaneous.......................             3,141
                                              -----------
      Total expenses...................         1,334,922
                                              -----------
Net investment income..................           804,750
                                              -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............         2,771,765
   Foreign currency transactions.......            (6,223)
                                              -----------
                                                2,765,542
                                              -----------
Net change in unrealized appreciation
   of:
   Investments.........................         5,031,804
   Foreign currencies..................            55,657
                                              -----------
                                                5,087,461
                                              -----------
   Net gain on investments and foreign
      currencies.......................         7,853,003
                                              -----------
Net Increase in Net Assets
Resulting from Operations                      $8,657,753
                                              -----------
                                              -----------

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL DIVERSIFIED MODERATE
GROWTH FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                                    November 18,
                                     Six Months       1998(a)
                                       Ended          Through
Increase (Decrease)                 January 31,       July 31,
in Net Assets                           2000            1999
Operations
   Net investment income..........  $    804,750    $    711,879
   Net realized gain on investment
      and foreign currency
      transactions................     2,765,542          66,328
   Net change in unrealized
      appreciation of
      investments.................     5,087,461       6,260,153
                                    ------------    ------------
   Net increase in net assets
      resulting from operations...     8,657,753       7,038,360
                                    ------------    ------------
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A.....................      (259,944)       (132,253)
      Class B.....................      (623,246)       (170,151)
      Class C.....................      (209,353)        (73,278)
      Class Z.....................        (1,543)       (152,622)
                                    ------------    ------------
                                      (1,094,086)       (528,304)
                                    ------------    ------------
   Distributions from net realized
      capital gains
      Class A.....................      (197,082)             --
      Class B.....................      (490,277)             --
      Class C.....................      (167,209)             --
      Class Z.....................       (35,210)             --
                                    ------------    ------------
                                        (889,778)             --
                                    ------------    ------------
Fund share transactions (Net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold........................    42,711,829     132,889,254
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     1,929,600         516,607
   Cost of shares reacquired......   (30,094,843)    (24,942,216)
                                    ------------    ------------
   Net increase in net assets from
      Fund shares transactions....    14,546,586     108,463,645
                                    ------------    ------------
Total increase....................    21,220,475     114,973,701
Net Assets
Beginning of period...............   115,003,701          30,000
                                    ------------    ------------
End of period(b)..................  $136,224,176    $115,003,701
                                    ------------    ------------
                                    ------------    ------------
---------------
(a) Commencement of investment operations.
(b) Includes undistributed net
   investment income of...........  $      1,016    $    296,575
                                    ------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     25

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Notes to Financial Statements (Unaudited)       GROWTH FUND
--------------------------------------------------------------------------------
Prudential Diversified Funds (the 'Trust'), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Prudential Diversified Moderate Growth Fund (the 'Fund'), Prudential Diversified Conservative Growth Fund and Prudential Diversified High Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 750 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $30,000 on September 2, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998.

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which the primary market is on an exchange and NASDAQ National Market Securities are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and Subadviser feel this is representative of market value; after that period, such securities and other securities are valued in good faith under procedures adopted by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

All securities are valued as of 4:15 p.m., New York time.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
--------------------------------------------------------------------------------
                                       26

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Notes to Financial Statements (Unaudited)       GROWTH FUND
--------------------------------------------------------------------------------
(i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Net realized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the intent of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Offering Cost: The Fund incurred approximately $98,000 in connection with the initial offering of the Fund. Offering costs were being amortized over a period of 12 months, that ended in November 1999.

Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase accumulated net realized gain on investments and decrease undistributed net investment income by $6,223, which is due to
--------------------------------------------------------------------------------
                                       27

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Notes to Financial Statements (Unaudited)       GROWTH FUND
--------------------------------------------------------------------------------
the reclass of net realized foreign currency losses. Net investment income, net realized gains and net assets were not affected by this change.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                          Fee Paid By PIFM
           Advisers                          to Advisers
------------------------------    ---------------------------------
Jennison Associates LLC           .30% with respect to the first
                                  $300 million; .25% for amounts
                                  in excess of $300 million
The Prudential Investment         .375%1
  Corporation ('PIC')
Lazzard Asset Management          .40%
Pacific Investment Management
  Company                         .25%
Franklin Advisers, Inc.           .50%
The Dreyfus Corporation           .45%
1Prior to January 1, 2000, PIC was reimbursed by PIFM for its reasonable costs and expenses.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended January 31, 2000.

PIMS has advised the Fund that it has received approximately $113,300 and $46,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2000.

PIMS has advised the Fund that for the six months ended January 31, 2000, it has received approximately $68,100 and $20,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIMS, PIC and PIFM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the year ended January 31, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended January 31, 2000, the Fund incurred fees of approximately $63,300 for the services of PMFS. As of January 31, 2000 approximately $12,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------------------------------------
                                       28

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Notes to Financial Statements (Unaudited)       GROWTH FUND
--------------------------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2000 were $98,992,136 and $93,983,901, respectively.

At January 31, 2000, the Fund had outstanding forward currency contracts both to purchases and sell foreign currencies, as follows:

                         Value at
  Foreign Currency    Settlement Date  Current
 Purchase Contracts       Payable       Value     Depreciation
--------------------- ---------------  --------  ---------------
Euro Dollars,
  expiring 2/2/00....    $ 114,006     $112,523      $(1,483)
Japanese Yen,
  expiring 2/2/00....       15,279      15,209           (70)
                      ---------------  --------      -------
                         $ 129,285     $127,732      $(1,553)
                      ---------------  --------      -------
                      ---------------  --------      -------

                         Value at
  Foreign Currency    Settlement Date  Current    Appreciation
   Sale Contracts       Receivable      Value    (Depreciation)
--------------------- ---------------  --------  ---------------
Euro Dollars,
  expiring 2/17/00...    $ 507,850     $485,679      $22,171
Great Britain Pounds,
  expiring 2/4/00....       22,926      23,009           (83)
Japanese Yen,
  expiring 3/30/00...      217,337     206,971        10,366
Swedish Krona,
  expiring 2/2/00....       44,870      44,844            26
                      ---------------  --------      -------
                         $ 792,983     $760,503      $32,480
                      ---------------  --------      -------
                      ---------------  --------      -------

The United States federal income tax cost basis of the Fund's investments as of January 31, 2000 was $133,443,343 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $11,234,384 (gross unrealized appreciation--$19,311,999, gross unrealized depreciation--$8,077,615).

For federal income tax purposes, the Fund is electing to treat net currency losses of approximately $19,300 incurred in the nine month period ended July 31, 1999 as being incurred in the current fiscal year.

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of January 31, 2000, the Fund had a 1.58% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $11,165,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bear, Stearns & Co. Inc., 5.72% in the principal amount of $150,000,000, repurchase price $150,023,833, due 02/01/00. The value of the collateral including accrued interest is $153,133,078.

Credit Suisse First Boston Corporation, 5.74% in the principal amount of $75,000,000, repurchase price $75,011,958, due 02/01/00. The value of the collateral including accrued interest is $77,491,043.

Credit Suisse First Boston Corporation, 5.73% in the principal amount of $125,000,000, repurchase price $125,019,895, due 02/01/00. The value of the collateral including accrued interest is $129,169,641.

Greenwich Capital Markets, Inc., 5.72% in the principal amount of $100,000,000, repurchase price $100,015,888, due 02/01/00. The value of the collateral including accrued interest is $102,001,008.

Goldman, Sachs & Co., 5.70% in the principal amount of $230,536,000, repurchase price $230,572,501, due 02/01/00. The value of the collateral including accrued interest is $235,147,150.

Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.60% in the principal amount of $25,000,000, repurchase price $25,003,888, due 02/01/00. The value of the collateral including accrued interest is $25,501,335.

------------------------------------------------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.
--------------------------------------------------------------------------------
                                       29

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Notes to Financial Statements (Unaudited)       GROWTH FUND
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest were as follows:

Class A                                 Shares         Amount
-----------------------------------   ----------    ------------
Six months ended January 31, 2000:
Shares sold........................    1,410,445    $ 15,736,690
Shares issued in reinvestment of
  dividends and distributions......       46,636         526,056
Shares reacquired..................     (529,023)     (5,896,916)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................      928,058      10,365,830
Shares issued upon conversion from
  Class B..........................       24,016         270,219
                                      ----------    ------------
Net increase in shares
  outstanding......................      952,074    $ 10,636,049
                                      ----------    ------------
                                      ----------    ------------
November 18, 1998(a) through July
  31, 1999:
Shares sold........................    2,104,901    $ 22,082,276
Shares issued in reinvestment of
  dividends........................       11,721         130,122
Shares reacquired..................     (257,414)     (2,765,509)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................    1,859,208      19,446,889
Shares issued upon conversion from
  Class B..........................       15,246         163,070
                                      ----------    ------------
Net increase in shares
  outstanding......................    1,874,454    $ 19,609,959
                                      ----------    ------------
                                      ----------    ------------
Class B
-----------------------------------
Six months ended January 31, 2000:
Shares sold........................    1,941,548    $ 21,482,545
Shares issued in reinvestment of
  dividends and distributions......       86,355         974,081
Shares reacquired..................     (617,939)     (6,913,104)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................    1,409,964      15,543,522
Shares reacquired upon conversion
  from Class A.....................      (24,047)       (270,219)
                                      ----------    ------------
Net increase in shares
  outstanding......................    1,385,917    $ 15,273,303
                                      ----------    ------------
                                      ----------    ------------
November 18, 1998(a) through July
  31, 1999:
Shares sold........................    5,754,697    $ 60,238,518
Shares issued in reinvestment of
  dividends........................       14,797         163,946
Shares reacquired..................     (349,450)     (3,747,204)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................    5,420,044      56,655,260
Shares reacquired upon conversion
  into Class A.....................      (15,291)       (163,070)
                                      ----------    ------------
Net increase in shares
  outstanding......................    5,404,753    $ 56,492,190
                                      ----------    ------------
                                      ----------    ------------
Class C                                 Shares         Amount
-----------------------------------   ----------    ------------
Six months ended January 31, 2000:
Shares sold........................      491,811    $  5,461,426
Shares issued in reinvestment of
  dividends and distributions......       29,216         329,554
Shares reacquired..................     (301,173)     (3,389,674)
                                      ----------    ------------
Net increase in shares
  outstanding......................      219,854    $  2,401,306
                                      ----------    ------------
                                      ----------    ------------
November 18, 1998(a) through July
  31, 1999:
Shares sold........................    2,362,554    $ 24,279,763
Shares issued in reinvestment of
  dividends........................        6,349          69,993
Shares reacquired..................     (308,226)     (3,281,900)
                                      ----------    ------------
Net increase in shares
  outstanding......................    2,060,677    $ 21,067,856
                                      ----------    ------------
                                      ----------    ------------
Class Z
-----------------------------------
Six months ended January 31, 2000:
Shares sold........................        2,803    $     31,168
Shares issued in reinvestment of
  dividends and distributions......        8,865          99,909
Shares reacquired..................   (1,244,187)    (13,895,149)
                                      ----------    ------------
Net decrease in shares
  outstanding......................   (1,232,519)   $(13,764,072)
                                      ----------    ------------
                                      ----------    ------------
November 18, 1998(a) through July
  31, 1999:
Shares sold........................    2,627,588    $ 26,288,697
Shares issued in reinvestment of
  dividends........................       14,003         152,546
Shares reacquired..................   (1,393,124)    (15,147,603)
                                      ----------    ------------
Net increase in shares
  outstanding......................    1,248,467    $ 11,293,640
                                      ----------    ------------
                                      ----------    ------------

---------------
(a) Commencement of investment operations.
--------------------------------------------------------------------------------
                                       30

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Financial Highlights (Unaudited)                GROWTH FUND
--------------------------------------------------------------------------------

                                                                                 Class A                  Class B
                                                                       ----------------------------     -----------
                                                                           Six                              Six
                                                                         Months        November 18,       Months
                                                                          Ended          1998(a)           Ended
                                                                       January 31,     Through July     January 31,
                                                                          2000           31, 1999          2000
                                                                       -----------     ------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............................      $ 10.86         $  10.00         $ 10.85
                                                                       -----------         ------       -----------
Income from investment operations:
Net investment income(b)...........................................          .10              .12             .06
Net realized and unrealized gain on investments and foreign
   currencies......................................................          .70              .83             .68
                                                                       -----------         ------       -----------
   Total from investment operations................................          .80              .95             .74
                                                                       -----------         ------       -----------
Less distributions:
Dividends from net investment income...............................         (.13)            (.09)           (.08)
Distributions from net realized gains..............................         (.08)              --            (.08)
                                                                       -----------         ------       -----------
   Total distributions.............................................         (.21)            (.09)           (.16)
                                                                       -----------         ------       -----------
Net asset value, end of period.....................................      $ 11.45         $  10.86         $ 11.43
                                                                       -----------         ------       -----------
                                                                       -----------         ------       -----------
TOTAL RETURN(c)....................................................         7.36%            9.47%           6.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....................................      $32,366         $ 20,372         $77,600
Average net assets (000)...........................................      $26,470         $ 12,286         $68,709
Ratios to average net assets:(d)
   Expenses, including distribution fees...........................         1.56%            1.88%           2.31%
   Expenses, excluding distribution fees...........................         1.31%            1.63%           1.31%
   Net investment income...........................................         1.80%            1.59%           1.05%
Portfolio turnover rate............................................           76%              96%             76%

                                                                     November 18,
                                                                        1998(a)
                                                                     Through July
                                                                       31, 1999
                                                                     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............................     $ 10.00
                                                                         ------
Income from investment operations:
Net investment income(b)...........................................         .06
Net realized and unrealized gain on investments and foreign
   currencies......................................................         .83
                                                                         ------
   Total from investment operations................................         .89
                                                                         ------
Less distributions:
Dividends from net investment income...............................        (.04)
Distributions from net realized gains..............................          --
                                                                         ------
   Total distributions.............................................        (.04)
                                                                         ------
Net asset value, end of period.....................................     $ 10.85
                                                                         ------
                                                                         ------
TOTAL RETURN(c)....................................................        8.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....................................     $58,678
Average net assets (000)...........................................     $36,645
Ratios to average net assets:(d)
   Expenses, including distribution fees...........................        2.63%
   Expenses, excluding distribution fees...........................        1.63%
   Net investment income...........................................         .85%
Portfolio turnover rate............................................          96%

---------------
(a) Commencement of investment operations.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     31

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Financial Highlights (Unaudited)                GROWTH FUND
--------------------------------------------------------------------------------

                                                                                 Class C                  Class Z
                                                                       ----------------------------     -----------
                                                                           Six                              Six
                                                                         Months        November 18,       Months
                                                                          Ended          1998(a)           Ended
                                                                       January 31,     Through July     January 31,
                                                                          2000           31, 1999          2000
                                                                       -----------     ------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............................      $ 10.85         $  10.00        $   10.87
                                                                       -----------         ------       -----------
Income from investment operations:
Net investment income(b)...........................................          .06              .06              .13
Net realized and unrealized gain (loss) on investment
   transactions....................................................          .68              .83              .67
                                                                       -----------         ------       -----------
   Total from investment operations................................          .74              .89              .80
                                                                       -----------         ------       -----------
Less distributions:
Dividends from net investment income...............................         (.08)            (.04)            (.14)
Distributions from net realized gains..............................         (.08)              --             (.08)
                                                                       -----------         ------       -----------
   Total distributions.............................................         (.16)            (.04)            (.22)
                                                                       -----------         ------       -----------
Net asset value, end of period.....................................      $ 11.43         $  10.85        $   11.45
                                                                       -----------         ------       -----------
                                                                       -----------         ------       -----------
TOTAL RETURN(c)....................................................         6.70%            8.99%            7.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....................................      $26,067         $ 22,375        $     191
Average net assets (000)...........................................      $24,339         $ 18,346        $   7,308
Ratios to average net assets:(d)
   Expenses, including distribution fees...........................         2.31%            2.63%            1.31%
   Expenses, excluding distribution fees...........................         1.31%            1.63%            1.31%
   Net investment income...........................................         1.05%             .79%            2.03%
Portfolio turnover rate............................................           76%              96%              76%


                                                                     November 18,
                                                                        1998(a)
                                                                     Through July
                                                                       31, 1999
                                                                     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............................     $ 10.00
                                                                         ------
Income from investment operations:
Net investment income(b)...........................................         .13
Net realized and unrealized gain (loss) on investment
   transactions....................................................         .84
                                                                         ------
   Total from investment operations................................         .97
                                                                         ------
Less distributions:
Dividends from net investment income...............................        (.10)
Distributions from net realized gains..............................          --
                                                                         ------
   Total distributions.............................................        (.10)
                                                                         ------
Net asset value, end of period.....................................     $ 10.87
                                                                         ------
                                                                         ------
TOTAL RETURN(c)....................................................        9.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....................................     $13,578
Average net assets (000)...........................................     $21,914
Ratios to average net assets:(d)
   Expenses, including distribution fees...........................        1.63%
   Expenses, excluding distribution fees...........................        1.63%
   Net investment income...........................................        1.68%
Portfolio turnover rate............................................          96%

---------------
(a) Commencement of investment operations.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     32

                                                PRUDENTIAL DIVERSIFIED FUNDS
                                                PRUDENTIAL DIVERSIFIED MODERATE
Supplemental Proxy Information (Unaudited)      GROWTH FUND
--------------------------------------------------------------------------------
A Special Meeting of Shareholders of Prudential Diversified Funds was held on November 8, 1999 for the following purposes:

(1)       To elect nine trustees;
(2)       To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending July 31, 2000; and
(3)       To approve certain changes to each Fund's fundamental investment restrictions.

The results of the voting at the Special Meeting of Shareholders with respect to these matters was as follows:

With respect to all Funds of Prudential Diversified Funds:

                                                      Votes for                         Votes withheld
                                                     -----------                        --------------
(1)       Election of Trustees
          (A)   Eugene C. Dorsey................     16,149,330                            212,677
          (B)   Robert F. Gunia.................     16,144,315                            217,692
          (C)   Robert E. LaBlanc...............     16,153,554                            208,453
          (D)   Douglas H. McCorkindale.........     16,156,578                            205,429
          (E)   Thomas T. Mooney................     16,137,871                            224,136
          (F)   David R. Odenath, Jr............     16,160,076                            201,931
          (G)   Stephen Stoneburn...............     16,158,803                            203,204
          (H)   John R. Strangfeld, Jr..........     16,160,076                            201,931
          (I)   Clay T. Whitehead...............     16,140,906                            221,101

With respect to all Funds of Prudential Diversified Funds:

                                                      Votes for      Votes against       Abstentions
                                                     -----------     -------------      --------------
(2)       PricewaterhouseCoopers LLP............     16,014,097         55,890             292,020
(3)       Approval of certain changes to the Moderate Growth Fund's fundamental investment restrictions regarding
          (A)   Diversification.................      4,084,552         69,686             163,162
          (B)   Engaging in margin
                transactions....................      4,028,569         94,664             194,167
          (C)   Issuing senior securities,
                borrowing and pledging assets...      4,018,420         81,560             217,420
          (D)   Investing in real estate........      4,045,259         81,096             191,045
          (E)   Making loans....................      4,018,534         102,654            196,212
          (F)   Concentration...................      4,034,914         84,768             197,718
          (G)   Selling securities short........      3,843,012         169,024            305,364
          (H)   Investing for the purpose of
                exercising control..............      4,005,621         94,268             217,511

--------------------------------------------------------------------------------
                                       33

Getting the Most from Your Prudential Mutual Fund
How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting the Most from Your Prudential Mutual Fund
Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So, when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager, who invests your money for you, reports on successful-- and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it--through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

The Prudential Mutual Fund Family
-------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
  Prudential Small-Cap Index Fund
  Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
  Small Capitalization Growth Fund
  Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
  Prudential Developing Markets Equity Fund
  Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
  Prudential Europe Index Fund
  Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
  International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
  Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
  Income Portfolio
Target Funds
  Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series

Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
  Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series

COMMAND Funds
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852

---------------------------------------
visit our website at www.prudential.com
---------------------------------------

Fund Symbols      NASDAQ         CUSIP
     Class A        --         74432F505
     Class B      DMGBX        74432F604
     Class C        --         74432F703
     Class Z      PDMZX        74432F802

Trustees
Eugene C. Dorsey
Robert F. Gunia
Robert E. LaBlanc
Douglas H. McCorkindale
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
John R. Strangfeld
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
David F. Connor, Secretary
William V. Healey, Assistant Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza, Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue, New York, NY 10017

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue, New York, NY 10166

Lazard Asset Management
30 Rockefeller Plaza, New York, NY 10112

Pacific Investment Management Company
840 Newport Center Dr.Newport Beach, CA 92660

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry StreetNewark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO) Printed on Recycled Paper

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

                                               BULK RATE
                                             U.S. POSTAGE
                                                 PAID
                                              Permit 6807
                                             New York, NY

MF186E4       74432F505        74432F604      74432F703      74432F802

(LOGO) Printed on Recycled Paper